1933 Act File No.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(800) 201-6984

(Area Code and Telephone Number)

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive offices

Number, Street, City,

State, Zip Code)

Christina T. Simmons, Vice President and Assistant Secretary

90 Hudson Street

Jersey City, New Jersey  07302-3973

(Address of Principal Executive Offices

Number, Street, City,

State, Zip Code)

Approximate Date of Proposed Public Offering:  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE UNDER THE SECURITIES ACT OF 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:  NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.  A RULE 24F-2 NOTICE FOR THE REGISTRANT’S FISCAL YEAR ENDED SEPTEMBER 30, 2006 WAS FILED ON DECEMBER 28, 2006.

TITLE OF THE SECURITIES BEING REGISTERED:  SHARES OF CAPITAL STOCK WITH PAR VALUE $.001

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON SEPTEMBER 28, 2007,
PURSUANT TO RULE 488

CROSS-REFERENCE SHEET

(Pursuant to Rule 481(a) under the Securities Act of 1933)

PART A ITEM NO.	ITEM CAPTION	PROSPECTUS CAPTION
1	Beginning of Registration Statement and Outside Front Cover Page of Prospectus
2	Beginning and Outside Back Cover Page of Prospectus
3	Fee Table, Synopsis Information, and Risk Factors	Fees and Expenses; Summary of Proposal; Capitalization
4	Information About the Transaction	Information about the Reorganizations
5	Information About the Registrant	Incorporated by reference
6	Information About the Company Being Acquired	Incorporated by reference
7	Voting Information	Meeting of Shareholders; Additional Information
8	Interest of Certain Persons and Experts	Not applicable
9	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not applicable

PART B ITEM NO.	ITEM CAPTION	STATEMENT OF ADDITIONAL INFORMATION CAPTION
10	Cover Page	Cover Page
11	Table of Contents	Not applicable
12	Additional Information About the Registrant	Incorporated by reference
13	Additional Information About the Company Being Acquired	Incorporated by reference
14	Financial Statements	Incorporated by reference

PART C ITEM NO.		PART C CAPTION
15	Indemnification	Indemnification
16	Exhibits	Exhibits
17	Undertakings	Undertakings

2

Lord Abbett Municipal Income Trust

Florida Series

Michigan Series

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Minnesota Tax-Free Income Fund

Lord Abbett Texas Tax-Free Income Fund

Lord Abbett Washington Tax-Free Income Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
[800-201-6984]

Dear Fellow Shareholder,

Here’s news you will be interested in as a shareholder of one of the following five Lord Abbett Funds: Florida Series (the “Florida Tax Free Trust”), Michigan Series (the “Michigan Tax Free Trust”), Lord Abbett Minnesota Tax-Free Income Fund (the “Minnesota Tax Free Fund”), Lord Abbett Texas Tax-Free Income Fund (the “Texas Tax Free Fund”), and Lord Abbett Washington Tax-Free Income Fund (the “Washington Tax Free Fund” and collectively with Florida Tax Free Trust, Michigan Tax Free Trust, Minnesota Tax Free Fund, and Texas Tax Free Fund, the “Acquired Funds”).  The Florida Tax Free Trust and Michigan Tax Free Trust are series of the Lord Abbett Municipal Income Trust (the “Trust”).  The Minnesota Tax Free Fund, Texas Tax Free Fund, and Washington Tax Free Fund are series of the Lord Abbett Municipal Income Fund, Inc. (the “Company”).

You are cordially invited to attend the Meetings of Shareholders (the “Meetings” and each a “Meeting”) that will take place:

•	Date and Time:	December 7, 2007 at 9:00 a.m.
•	Location:	90 Hudson Street
Jersey City, New Jersey 07302-3972

The purpose of the Meetings is to vote on the proposed reorganizations (the “Reorganizations” and each a “Reorganization”) of the Acquired Funds into the Lord Abbett National Tax-Free Income Fund (the “National Tax Free Fund” or the “Acquiring Fund”), a series of the Company.  In the Reorganizations, the assets of each of the Acquired Funds would be acquired by the Acquiring Fund and the Acquiring Fund would assume all of the liabilities each of the Acquired Funds.

The Board of Trustees of the Trust has determined unanimously, following the recommendation of Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment adviser, that each of the Reorganizations of the Florida Tax Free Trust and the Michigan Tax Free Trust into the National Tax Free Fund would be in the best interests of each of these Acquired Funds and their shareholders.  The Board of Directors of the Company (together with the Board of Trustees of the Trust, the “Boards”) has determined unanimously, following the recommendation of Lord Abbett, that each of the Reorganizations of the Minnesota Tax Free Fund, the Texas Tax Free Fund, and the Washington Tax Free Fund into the National Tax Free Fund would be in the best interests of each of these Acquired Funds and their shareholders.

Only shareholders of each Acquired Fund may vote on the acquisition of that Fund’s assets by the Acquiring Fund.  Shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of any of the other four Reorganizations. Likewise, completion of any one

Reorganization is not contingent upon, and will not affect, completion of any of the other four Reorganizations.

As you evaluate a Reorganization, please note the following:

•                  Following the Reorganizations, the resulting Fund will be managed according to the investment objective, policies and strategy of the Acquiring Fund.  The Acquiring Fund’s investment objective, policies and strategy are substantially similar to the investment objective, policies and strategy of each Acquired Fund, except that the Acquiring Fund (1) is not required to invest in a single state’s municipal bonds and (2) may invest up to 35% of its net assets in high yield debt securities, while each Acquired Fund may invest only up to 20% of its net assets in such securities.  Although each Acquired Fund’s shareholders no longer would receive certain state tax benefits (which, as noted below, are relatively small for residents of Michigan and negligible for residents of Florida, Texas and Washington due to those states’ tax structures) as shareholders of the Acquiring Fund after completion of the Reorganizations, such shareholders would remain invested in a fund that seeks to obtain income that is exempt from federal income taxes.

•                  The Reorganizations would permit shareholders of each Acquired Fund to pursue substantially similar investment objectives and strategies as shareholders of the Acquiring Fund, which is a larger fund with access to a broader universe of potential investments, enhanced opportunities for portfolio diversification and investment flexibility, including more opportunities to invest in higher-yielding instruments, and the potential for lower expenses through economies of scale.

•                  Michigan’s relatively low state income tax and each of Florida’s, Texas’s and Washington’s lack of a state income tax diminish the benefits associated with municipal bond funds focused on those states.  The supply of municipal bonds available for investment by the Acquired Funds in Florida, Michigan, Texas and Washington is limited and may adversely affect the investment performance of those Funds.

•                  The total annual operating expenses of the Acquiring Fund generally are higher than those of each Acquired Fund.  However, when currently effective contractual and voluntary expense reimbursements are taken into account, the annual operating expenses of the Acquiring Fund currently are lower than those of the Florida Tax Free Trust, the Texas Tax Free Fund, and the Washington Tax Free Fund.  Taking the currently effective contractual and voluntary expense reimbursements into account, the annual operating expenses of Class A of the Acquiring Fund are three basis points and two basis points higher, respectively, than the annual operating expenses of Class A of the Michigan Tax Free Fund and the Class A of the Minnesota Tax Free Fund.

•                  For the one-, three-, five- and ten-year and since-inception periods ended June 30, 2007, the Acquiring Fund’s performance has been better than each Acquired Fund’s performance, with certain exceptions.

•                  The dividend income received by shareholders of Acquiring Fund will not be exempt from Michigan and Minnesota state income taxes, or local income taxes if such states have local income taxes.  The loss of such state and local tax benefits may adversely affect current Acquired Funds shareholders after the relevant Reorganization.  However, as discussed above, shareholders will benefit from being in a larger fund with better performance that continues to offer the benefits of income that is exempt from federal income taxes.

2

•                  Each Reorganization will be a tax-free reorganization for federal income tax purposes.  You will not be charged any sales loads, commissions, or transaction fees in a Reorganization.

•                  The total value of the Acquiring Fund shares you will receive as a result of a Reorganization will be the same as the total value of your shares in the applicable Acquired Fund as of the close of business on the date that the Reorganization is completed.

•                  Each Acquired Fund will be terminated as part of the applicable Reorganization.

•                  If the Reorganizations are approved, any Acquired Fund portfolio holdings that are not compatible with the Acquiring Fund’s investment objective, policies and strategy will be liquidated in an orderly manner.  An Acquired Fund’s need to sell securities in connection with a Reorganization may result in its selling securities at a disadvantageous time and price, realizing gains or losses that otherwise would not have been realized and/or incurring transaction costs that otherwise would not have been incurred.

•                  The individuals currently responsible for the day-to-day management of each Acquired Fund’s assets will continue to manage those assets if the Reorganizations are approved.

•                  Subject to shareholder approval, the Reorganizations are expected to be effected as soon as practicable following the Meeting, but not later than January 2, 2008.

You may vote in any one of four ways:

•                                          Via the Internet at using the web address shown on your proxy card.

•                                          By telephone, with a toll-free call to the telephone number listed on your proxy card.

•                                          By mail, using the enclosed ballot.

•                                          In person at the Meeting.

We encourage you to vote by Internet or telephone, using the “control” number that appears on your proxy card.  These voting methods will save a good deal of money otherwise expended on postage.  Regardless of the method you choose, however, please take the time to read the full text of the enclosed Combined Prospectus/Proxy Statement before voting.  Because shareholders of the Acquired Funds will be asked to approve transactions that will result in their holding shares of the Acquiring Fund, this document serves as a combined proxy statement that describes the proposals with respect to the Acquired Funds and prospectus that includes key information about the Acquiring Fund.

YOUR VOTE ON THE REORGANIZATIONS IS CRITICAL.  TO ENSURE THAT YOUR VOTE IS COUNTED, IT IS IMPORTANT THAT YOU:

1.                           REVIEW THE ENCLOSED COMBINED PROSPECTUS/PROXY STATEMENT,

2.                           VOTE BY INTERNET OR TELEPHONE, OR

3.                           COMPLETE AND SIGN THE ENCLOSED PROXY CARD, AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE AS SOON AS POSSIBLE.

Your prompt response will help save the expense of additional solicitations.

3

We encourage you to review the enclosed materials.  Because we believe that the combination of these Funds is the best interests of shareholders of each Acquired Fund, we encourage you to vote in favor of the Reorganizations.

If you have any question regarding the Meetings or need assistance in voting, please contact us at 888-L-ABBETT (888-522-2388).

Sincerely,

Robert S. Dow
Chairman of the Boards

September 28, 2007

4

Lord Abbett Municipal Income Trust

Florida Series

Michigan Series

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Minnesota Tax-Free Income Fund

Lord Abbett Texas Tax-Free Income Fund

Lord Abbett Washington Tax-Free Income Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
[800-201-6984]

NOTICE OF MEETINGS OF SHAREHOLDERS
To Be Held On December 7, 2007

NOTICE IS HEREBY GIVEN of Meetings of the Shareholders of each of the Florida Series (the “Florida Tax Free Trust”), Michigan Series (the “Michigan Tax Free Trust”), Lord Abbett Minnesota Tax-Free Income Fund (the “Minnesota Tax Free Fund”), Lord Abbett Texas Tax-Free Income Fund (the “Texas Tax Free Fund”), and Lord Abbett Washington Tax-Free Income Fund (the “Washington Tax Free Fund” and collectively with Florida Tax Free Trust, Michigan Tax Free Trust, Minnesota Tax Free Fund, and Texas Tax Free Fund, the “Acquired Funds”).  The Florida Tax Free Trust and Michigan Tax Free Trust are series of the Lord Abbett Municipal Income Trust (the “Trust”).  The Minnesota Tax Free Fund, Texas Tax Free Fund, and Washington Tax Free Fund are series of the Lord Abbett Municipal Income Fund, Inc. (the “Company”).  The Meetings will be held in the offices of Lord, Abbett & Co. LLC at 90 Hudson Street, Jersey City, New Jersey, on December 7, 2007, at 9:00 a.m. for the purpose of considering the following proposals:

(1)           To approve an Agreement and Plan of Reorganization between each Acquired Fund and the Lord Abbett National Tax-Free Income Fund, a series of the Company (the “National Tax Free Fund” or the “Acquiring Fund”), providing for:  (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (b) the distribution of such shares to the shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund.  The Acquired and Acquiring Funds involved in each proposed Reorganization are:

Acquired Fund	Acquiring Fund

Florida Series	Lord Abbett National Tax-Free Income Fund
Michigan Series	Lord Abbett National Tax-Free Income Fund
Lord Abbett Minnesota Tax-Free Income Fund	Lord Abbett National Tax-Free Income Fund
Lord Abbett Texas Tax-Free Income Fund	Lord Abbett National Tax-Free Income Fund
Lord Abbett Washington Tax-Free Income Fund	Lord Abbett National Tax-Free Income Fund

(2)                                  To transact such other business as may properly come before each of the Meetings.

Only shareholders of each Acquired Fund may vote on a proposal for that Fund.  The Boards have fixed the close of business on [                    ], 2007 as the record date for determination of shareholders of the Acquired Funds entitled to notice of and to vote at the Meetings and any adjournments thereof.  Shareholders are entitled to one vote for each share held and a proportionate vote for each fractional share.

By order of the Boards

Lawrence H. Kaplan

Vice President and Secretary

September 28, 2007

2

Combined Prospectus/Proxy Statement

Dated September 28, 2007

Acquisition of the Assets of

Lord Abbett Municipal Income Trust

Florida Series

Michigan Series

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Minnesota Tax-Free Income Fund

Lord Abbett Texas Tax-Free Income Fund

Lord Abbett Washington Tax-Free Income Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
[800-201-6984]

by and in exchange for shares of

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett National Tax-Free Income Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
[800-201-6984]

This Combined Prospectus/Proxy Statement relates to the Class A, Class C, and Class P shares (collectively, the “Shares”) of capital stock of Lord Abbett National Tax-Free Income Fund (the “National Tax Free Fund” or the “Acquiring Fund”) to be issued to, and in exchange for, all the assets of the Florida Series (the “Florida Tax Free Trust”), Michigan Series (the “Michigan Tax Free Trust”), Lord Abbett Minnesota Tax-Free Income Fund (the “Minnesota Tax Free Fund”), Lord Abbett Texas Tax-Free Income Fund (the “Texas Tax Free Fund”), and Lord Abbett Washington Tax-Free Income Fund (the “Washington Tax Free Fund” and collectively with Florida Tax Free Trust, Michigan Tax Free Trust, Minnesota Tax Free Fund, and Texas Tax Free Fund, the “Acquired Funds”).  In exchange for those assets, the Acquiring Fund also will assume all of the liabilities of each of the Acquired Funds.  Following receipt of the Shares, each of the Acquired Funds will terminate and distribute the Shares to its shareholders.  These proposed reorganizations (the “Reorganizations” and each a “Reorganization”) are subject to the approval of shareholders of each of the Acquired Funds.

The National Tax Free Fund, Florida Tax Free Trust, and Michigan Tax Free Trust are series of the Lord Abbett Municipal Income Trust (the “Trust”).  The Minnesota Tax Free Fund, Texas Tax Free Fund, and Washington Tax Free Fund are series of the Lord Abbett Municipal Income Fund, Inc. (the “Company”).  Each of the Funds is a registered, open-end, management investment company.  Lord, Abbett & Co. LLC (“Lord Abbett”) is the investment adviser to each of the Funds.

The Board of Trustees of the Trust has determined unanimously, following the recommendation of Lord Abbett, that each of the Reorganizations of the Florida Tax Free Trust and the Michigan Tax Free Trust into the National Tax Free Fund would be in the best interests of each of these Acquired Funds and its shareholders.  The Board of Directors of the Company (together with the Board of Trustees of the Trust, the “Boards”; each, a “Board”) has determined unanimously, following the recommendation of Lord Abbett, that the Reorganizations of each of the Minnesota Tax Free Fund, the Texas Tax Free Fund, and the Washington Tax Free Fund into the National Tax Free Fund would be in the best interests of each of the Acquired Funds and their shareholders.

If you have a question or need assistance in voting, please contact your Acquired Fund at [1-800-426-1130].

This Combined Prospectus/Proxy Statement concisely sets forth the information about the Acquiring Fund that a shareholder of each Acquired Fund should know before voting on a Reorganization.  It should be read and retained for future reference.  Attached as Exhibit A to this Combined Prospectus/Proxy Statement are copies of the forms of Agreement and Plan of Reorganization (the “Plan”) for the Reorganizations.  This Combined Prospectus/Proxy Statement is accompanied by the Prospectus of the Acquiring Fund dated May 1, 2007 and the Semi-Annual and Annual Reports of the Company, which are incorporated by reference into this Combined Prospectus/Proxy Statement.  Additional information about the Acquiring Fund and the Acquired Funds has been filed with the Securities and Exchange Commission (the “SEC”) and can be found in the following documents:

•                  The Statements of Additional Information dated May 1, 2007 relating to this Combined Prospectus/Proxy Statement;

•                  The combined Prospectus of the Acquired Funds, dated May 1, 2007;

•                  The Semi-Annual Report of the Trust and the Company for the period ended March 31, 2007; and

•                  The Annual Report of the Trust and the Company for the period ended October 31, 2006.

The Statement of Additional Information and the Acquired Funds’ Prospectuses and Semi-Annual and Annual Reports are available, upon oral or written request and at no charge, by calling (800) 426-1130 or by writing to 90 Hudson Street, Jersey City, NJ  07302-3973.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

ii

TABLE OF CONTENTS

MEETINGS OF SHAREHOLDERS	1

FEES AND EXPENSES	3

SUMMARY OF PROPOSAL	19

OVERVIEW OF THE PROPOSED REORGANIZATIONS	19

INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND	22

RISK FACTORS	25

FEDERAL INCOME TAX CONSIDERATIONS	28

CLASSES OF SHARES	29

PURCHASES AND EXCHANGES	29

DIVIDEND POLICIES AND OPTIONS	29

REDEMPTION PROCEDURES	29

PERFORMANCE	29

INFORMATION ABOUT THE REORGANIZATIONS	30

THE REORGANIZATIONS	30

REASONS FOR THE REORGANIZATIONS	30

MATERIAL FEDERAL INCOME TAX CONSEQUENCES OF EACH REORGANIZATION	32

EXPENSES OF THE REORGANIZATIONS	33

SHAREHOLDERS’ RIGHTS	33

CAPITALIZATION	34

INFORMATION ABOUT THE ACQUIRING FUND	36

INFORMATION ABOUT THE ACQUIRED FUNDS	36

ADDITIONAL INFORMATION	36

AGREEMENT AND PLAN OF REORGANIZATION	EXHIBIT A

iii

MEETINGS OF SHAREHOLDERS

OF THE

Lord Abbett Municipal Income Trust

Florida Series

Michigan Series

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Minnesota Tax-Free Income Fund

Lord Abbett Texas Tax-Free Income Fund

Lord Abbett Washington Tax-Free Income Fund

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by and on behalf of the Board of Trustees of Lord Abbett Municipal Income Trust (the “Trust”) and the Board of Directors of Lord Abbett Municipal Income Fund, Inc. (the “Company”),  to be used at Meetings of Shareholders of the Florida Series (the “Florida Tax Free Trust”), Michigan Series (the “Michigan Tax Free Trust”), Lord Abbett Minnesota Tax-Free Income Fund (the “Minnesota Tax Free Fund”), Lord Abbett Texas Tax-Free Income Fund (the “Texas Tax Free Fund”), and Lord Abbett Washington Tax-Free Income Fund (the “Washington Tax Free Fund” and collectively with Florida Tax Free Trust, Michigan Tax Free Trust, Minnesota Tax Free Fund, and Texas Tax Free Fund, the “Acquired Funds”) to be held at 9:00 a.m. on December 7, 2007, at the offices of Lord, Abbett & Co. LLC (“Lord Abbett”) at 90 Hudson Street, Jersey City, New Jersey, and at any adjournments thereof (the “Meeting”).   The Florida Tax Free Trust and Michigan Tax Free Trust are series of the Trust.  The Minnesota Tax Free Fund, Texas Tax Free Fund, and Washington Tax Free Fund are series of the Company.

The shareholders of each of the Acquired Funds are being asked to vote to approve or disapprove the proposed reorganizations (the “Reorganizations” and each a “Reorganization”) of the Acquired Funds into the Lord Abbett National Tax-Free Income Fund (the “National Tax Free Fund” or the “Acquiring Fund”), a series of the Company.  In the Reorganizations, the assets of each of the Acquired Funds would be acquired by the Acquiring Fund and the Acquiring Fund would assume all of the liabilities each of the Acquired Funds.

Only shareholders of record as of the close of business on the Record Date (“Shareholders”) will be entitled to notice of, and to vote at, a Meeting or any adjournment thereof.  Shareholders are entitled to one vote for each full share, and a proportionate share of a vote for each fractional share, held on [                    ], 2007 (the “Record Date”).  The table below sets forth the number of shares of each Acquired Fund issued and outstanding at the close of business on the Record Date.

Fund	Number of Shares Outstanding on the Record Date

Florida Tax Free Trust
Michigan Tax Free Trust
Minnesota Tax Free Fund
Texas Tax Free Fund
Washington Tax Free Fund

This Combined Prospectus/Proxy Statement and the enclosed proxy card are first being mailed to Shareholders on or about September 28, 2007.

The Meetings are being held for the purpose of considering the following proposals:

(1)           To approve an Agreement and Plan of Reorganization between each Acquired Fund and the Acquiring Fund providing for:  (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (b) the distribution of such shares to the shareholders of the Acquired Fund; and (c) the termination of the Acquired Fund.  The Acquired and Acquiring Funds involved in each proposed Reorganization are:

Acquired Fund	Acquiring Fund

Florida Series	Lord Abbett National Tax-Free Income Fund
Michigan Series	Lord Abbett National Tax-Free Income Fund
Lord Abbett Minnesota Tax-Free Income Fund	Lord Abbett National Tax-Free Income Fund
Lord Abbett Texas Tax-Free Income Fund	Lord Abbett National Tax-Free Income Fund
Lord Abbett Washington Tax-Free Income Fund	Lord Abbett National Tax-Free Income Fund

(2)           To transact such other business as may properly come before each of the Meetings.

For purposes of determining the presence of a quorum and for determining whether sufficient votes have been received for approval of the proposals, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary power) will be treated as shares that are present at a Meeting but which have not been voted. For this reason, abstentions and broker non-votes will assist each Acquired Fund in obtaining a quorum, but both have the practical effect of a “no” vote for purposes of obtaining the requisite vote for approval of each Proposal.

If the enclosed form of proxy is properly executed and returned in time to be voted at a Meeting, or the Shareholder votes via the Internet or by telephone before a Meeting, the named proxies will vote the shares represented by the proxy in accordance with the Shareholder’s instructions.  A proxy may be revoked by the Shareholder at any time at or before a Meeting by written notice to any Acquired Fund, by execution of a later-dated proxy, or by voting in person at the Meeting.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.  A vote in favor of a Reorganization is a vote to terminate an Acquired Fund.

Only shareholders of each Acquired Fund may vote on the acquisition of that Fund’s assets by the Acquired Fund.  Shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of any of the other four Reorganizations. In addition, completion of any one Reorganization is not contingent upon, and will not affect, completion of any of the other four Reorganizations.

The votes of the Acquiring Fund’s shareholders are not being solicited because their approval or consent is not necessary for the Reorganizations.

Proxies will be solicited by mail.  Additional solicitations may be made by telephone, facsimile, or personal contact by officers or employees of Lord Abbett and its affiliates.  The Acquired Funds may also request brokerage houses, custodians, nominees, and fiduciaries who are shareholders of record to forward proxy material to the beneficial owners.  The cost of the solicitation will be borne by Lord Abbett.

If sufficient votes to approve a Reorganization are not received by the meeting date, the persons named as proxies may propose one or more adjournments of a Meeting to allow further solicitation of proxies.  In determining whether to adjourn a Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, and the nature of any further solicitation and any information to be provided to shareholders for such solicitation.  Any such adjournment will require the affirmative vote of a majority of the shares present in person or by proxy and entitled to vote at a Meeting.  The persons named as proxies will vote on an adjournment after considering the best interests of all shareholders.

If a Reorganization is not approved by Shareholders, or if a Reorganization is not completed for any other reason, the relevant Board will consider other alternatives for the applicable Acquired Fund, including its liquidation.

FEES AND EXPENSES

This table provides a summary comparison of the expenses of the shares of each of the Acquired Funds and the shares of the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations.  As the tables below demonstrate, the Acquired and Acquiring Fund are subject to the same contractual management fee, although certain other expenses of the Acquired Funds are higher or lower, depending on the specific Acquired Fund, than those of the Acquiring Fund.  These differences are in part due to expenses associated with the Funds’ investments inverse floaters, in which the Acquiring Fund invests to a greater extent than the Acquired Funds, and the differences in Rule 12b-1 fees borne by certain Acquired Funds and the Acquiring Fund.  The expenses of the National Tax Free Fund shares are not expected to increase as a result of the Reorganizations.

Currently, the Acquiring Fund, Florida Tax Free Trust, and Texas Tax Free Fund have the same Rule 12b-1 fees.  The Rule 12b-1 plans for the Michigan Tax Free Trust, Minnesota Tax Free Fund, and Washington Tax Free Fund are not operative because the net assets of Class A shares of those Funds have not reached $100 million.  If the proposed Reorganizations occur, the Shareholders of the Michigan Tax Free Trust, Minnesota Tax Free Fund, and Washington Tax Free Fund would bear their share of the Acquiring Fund’s Rule 12b-1 fees as shareholders of the Acquiring Fund.  As of the date hereof, there are no outstanding Class P shares of the Acquiring Fund or the Acquired Funds.

Florida Tax Free Trust

Class A:

	Florida Tax Free Trust		National Tax Free Fund		Pro Forma National Tax Free Fund After Florida Tax Free Trust Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price) (1)	3.25%		3.25%		3.25%		3.25%
Maximum Deferred Sales Charge (See “Purchases”) (2)(3)	none		none		none		none
Annual Fund Operating Expenses (Expenses deducted from fund assets) (As a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) and Service Fees (4)(6)	0.20%		0.20%		0.20%		0.20%
Total Other Expenses (6)	0.58%		0.55%		0.54%		0.48%
Interest and Related Expenses from Inverse Floaters (6)(7)	0.36%		0.42%		0.41%		0.36%
Other Expenses (6)	0.22%		0.13%		0.13%		0.12%
Total Operating Expenses (6)	1.23	% (8)	1.20	% (9)	1.19	% (10)	1.13	% (11)

CLASS C:

	Florida Tax Free Trust		National Tax Free Fund		Pro Forma National Tax Free Fund After Florida Tax Free Trust Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (As a % of offering price)	none		none		none		none
Maximum Deferred Sales Charge (2)(3)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (Expenses deducted from fund assets) (As a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) and Service Fees (4)(5)(6)	0.81%		0.82%		0.82%		0.82%
Total Other Expenses (6)	0.58%		0.55%		0.54%		0.48%
Interest and Related Expenses from Inverse Floaters (6)(7)	0.36%		0.42%		0.41%		0.36%
Other Expenses (6)	0.22%		0.13%		0.13%		0.12%
Total Operating Expenses (6)	1.84	% (8)	1.82	% (9)	1.81	% (10)	1.75	% (11)

(1) You may be able to reduce or eliminate the sale charge.  See “Your Investment – Purchases” in the Fund’s prospectus.

(2) The maximum contingent deferred sales charge (“CDSC”) is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(3) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Rule 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (1) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (2) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more.  All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

(6) These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

(7) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below.

(8) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares.  In addition, for the fiscal year ending September 30, 2007, Lord Abbett expects to voluntarily reimburse approximately $51,000 expenses, or approximately 0.08% of the Fund’s net assets. Accordingly, the estimated expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.79% for Class A and 1.40% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

(9) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares. In addition, Lord Abbett expects to voluntarily reimburse approximately $513,000 of expenses, or approximately 0.09% of the Fund’s net assets, for the fiscal year ending September 30, 2007.  Accordingly, the estimated expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.69% for Class A and 1.31% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

(10) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $584,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had the Florida Tax Free Trust’s Reorganization been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.69% for Class A and 1.31% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

(11) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $803,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had all of the Reorganizations been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.68% for Class A and 1.30% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Florida Tax Free Trust.  The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load.  No sales charge will be imposed in connection with the Reorganization.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Florida Tax Free Trust/Class A	$446	$703	$979	$1,765
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655
National Tax Free Fund/Class C	$285	$573	$985	$2,137
Florida Tax Free Trust/Class C	$287	$579	$995	$2,159
Pro Forma Combined (All Funds)/Class C	$278	$551	$949	$2,062

You would pay the following expenses if you did not redeem your shares:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Florida Tax Free Trust/Class A	$446	$703	$979	$1,765
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655
National Tax Free Fund/Class C	$185	$573	$985	$2,137
Florida Tax Free Trust/Class C	$187	$579	$995	$2,159
Pro Forma Combined (All Funds)/Class C	$178	$551	$949	$2,062

Michigan Tax Free Trust

Class A:

	Michigan Tax Free Trust		National Tax Free Fund		Pro Forma National Tax Free Fund After Michigan Tax Free Trust Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (As a % of offering price) (1)	3.25%		3.25%		3.25%		3.25%
Maximum Deferred Sales Charge (2)(3)	none		none		none		none
Annual Fund Operating Expenses (Expenses deducted from fund assets) (As a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) and Service Fees (4)(6)	0.00	% (5)	0.20%		0.20%		0.20%
Total Other Expenses (6)	0.51%		0.55%		0.54%		0.48%
Interest and Related Expenses from Inverse Floaters (6)(7)	0.30%		0.42%		0.41%		0.36%
Other Expenses (6)	0.21%		0.13%		0.13%		0.12%
Total Operating Expenses (6)	0.96	% (8)	1.20	% (9)	1.19	% (10)	1.13	% (11)

(1) You may be able to reduce or eliminate the sale charge.  See “Your Investment – Purchases” in the Fund’s prospectus.

(2) The maximum contingent deferred sales charge (“CDSC”) is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(3) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The 12b-1 Plan for Class A shares of the Fund will not become operative until the net assets of Class A reach $100 million. Once the 12b-1 Plan is effective, the 12b-1 fees may approximate 0.20% of Class A average daily net assets.

(6) These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

(7) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below.

(8) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares.

(9) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett expects to voluntarily reimburse approximately $513,000 of expenses, or approximately 0.09% of the Fund’s net assets, for the fiscal year ending September 30, 2007.  Accordingly, the estimated expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(10) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $587,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had the Michigan Tax Free Trust’s Reorganization been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(11) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $803,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had all of the Reorganizations been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.68% for Class A and 1.30% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Michigan Tax Free Trust.  The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load.  No sales charge will be imposed in connection with the Reorganization.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Michigan Tax Free Trust/Class A	$420	$621	$839	$1,465
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

You would pay the following expenses if you did not redeem your shares:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Michigan Tax Free Trust/Class A	$420	$621	$839	$1,465
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

Minnesota Tax Free Fund

Class A:

	Minnesota Tax Free Fund		National Tax Free Fund		Pro Forma National Tax Free Fund After Minnesota Tax Free Fund Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (As a % of offering price) (1)	3.25%		3.25%		3.25%		3.25%
Maximum Deferred Sales Charge (2)(3)	none		none		none		none
Annual Fund Operating Expenses (Expenses deducted from fund assets) (As a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) and Service Fees (4)(6)	0.00	% (5)	0.20%		0.20%		0.20%
Total Other Expenses (6)	0.47%		0.55%		0.54%		0.48%
Interest and Related Expenses from Inverse Floaters (6)(7)	0.25%		0.42%		0.41%		0.36%
Other Expenses (6)	0.22%		0.13%		0.13%		0.12%
Total Operating Expenses (6)	0.92	% (8)	1.20	% (9)	1.19	% (10)	1.13	% (11)

(1) You may be able to reduce or eliminate the sale charge.  See “Your Investment – Purchases” in the Fund’s prospectus.

(2) The maximum contingent deferred sales charge (“CDSC”) is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(3) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The 12b-1 Plan for Class A shares of the Fund will not become operative until the net assets of Class A reach $100 million. Once the 12b-1 Plan is effective, the 12b-1 fees may approximate 0.20% of Class A average daily net assets.

(6) These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

(7) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below.

(8) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares.

(9) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett expects to voluntarily reimburse approximately $513,000 of expenses, or approximately 0.09% of the Fund’s net assets, for the fiscal year ending September 30, 2007.  Accordingly, the estimated expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(10) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $568,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had the Minnesota Tax Free Fund’s Reorganization been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(11) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $803,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had all of the Reorganizations been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.68% for Class A and 1.30% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Minnesota Tax Free Fund.  The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load.  No sales charge will be imposed in connection with the Reorganization.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Minnesota Tax Free Fund/Class A	$416	$609	$818	$1,420
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

You would pay the following expenses if you did not redeem your shares:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Minnesota Tax Free Fund/Class A	$416	$609	$818	$1,420
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

Texas Tax Free Fund

Class A:

	Texas Tax Free Fund		National Tax Free Fund		Pro Forma National Tax Free Fund After Texas Tax Free Fund Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (As a % of offering price) (1)	3.25%		3.25%		3.25%		3.25%
Maximum Deferred Sales Charge (2)(3)	none		none		none		none
Annual Fund Operating Expenses (Expenses deducted from fund assets) (As a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) and Service Fees (4)(5)	0.20%		0.20%		0.20%		0.20%
Total Other Expenses (5)	0.25%		0.55%		0.51%		0.48%
Interest and Related Expenses from Inverse Floaters (5)(6)	0.06%		0.42%		0.38%		0.36%
Other Expenses (5)	0.19%		0.13%		0.13%		0.12%
Total Operating Expenses (5)	0.90	% (7)	1.20	% (8)	1.16	% (9)	1.13	% (10)

(1) You may be able to reduce or eliminate the sale charge.  See “Your Investment – Purchases” in the Fund’s prospectus.

(2) The maximum contingent deferred sales charge (“CDSC”) is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(3) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

(6) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below.

(7) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to  reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding expense interest) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, for the fiscal year ending September 30, 2007, Lord Abbett expects to voluntarily reimburse approximately $42,000 of expenses, or approximately 0.05% of the Fund’s net assets. Accordingly, the estimated expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.79% for Class A. Lord Abbett may stop the voluntary reimbursement at any time.

(8) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett expects to voluntarily reimburse approximately $513,000 of expenses, or approximately 0.09% of the Fund’s net assets, for the fiscal year ending September 30, 2007.  Accordingly, the estimated expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(9) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $590,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had the Texas Tax Free Fund’s Reorganization been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(10) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $803,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had all of the Reorganizations been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.68% for Class A and 1.30% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Texas Tax Free Fund.  The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load.  No sales charge will be imposed in connection with the Reorganization.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Texas Tax Free Fund/Class A	$414	$603	$807	$1,397
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

You would pay the following expenses if you did not redeem your shares:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Texas Tax Free Fund/Class A	$414	$603	$807	$1,397
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

Washington Tax Free Fund

Class A:

	Washington Tax Free Fund		National Tax Free Fund		Pro Forma National Tax Free Fund After Washington Tax Free Fund Reorganization		Pro Forma National Tax Free Fund After All Reorganizations
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (As a % of offering price) (1)	3.25%		3.25%		3.25%		3.25%
Maximum Deferred Sales Charge (2)(3)	none		none		none		none
Annual Fund Operating Expenses (Expenses deducted from fund assets) (As a % of average net assets)
Management Fees (See “Management”)	0.45%		0.45%		0.45%		0.45%
Distribution (12b-1) and Service Fees (4)(6)	0.00	% (5)	0.20%		0.20%		0.20%
Total Other Expenses (6)	0.44%		0.55%		0.53%		0.48%
Interest and Related Expenses from Inverse Floaters (6)(7)	0.17%		0.42%		0.40%		0.36%
Other Expenses (6)	0.27%		0.13%		0.13%		0.12%
Total Operating Expenses (6)	0.89	% (8)	1.20	% (9)	1.18	% (10)	1.13	% (11)

(1) You may be able to reduce or eliminate the sale charge.  See “Your Investment – Purchases” in the Fund’s prospectus.

(2) The maximum contingent deferred sales charge (“CDSC”) is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(3) A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The 12b-1 Plan for Class A shares of the Fund will not become operative until the net assets of Class A reach $100 million. Once the 12b-1 Plan is effective, the 12b-1 fees may approximate 0.20% of Class A average daily net assets.

(6) These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

(7) Interest and Related Expenses (“interest expense”) from Inverse Floaters include certain expenses and fees related to the Fund’s investments in inverse floaters (also known as “residual interest bonds”). Under accounting rules, some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund’s net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund’s Total Other Expenses and Total Operating Expenses in the table above and the Example below.

(8) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to  reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares.

(9) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett expects to voluntarily reimburse approximately $513,000 of expenses, or approximately 0.09% of the Fund’s net assets, for the fiscal year ending September 30, 2007.  Accordingly, the estimated expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(10) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $560,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had the Washington Tax Free Fund’s Reorganization been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratio (net of both contractual and voluntary expense reimbursements and excluding interest expense) is 0.69% for Class A.  Lord Abbett may stop the voluntary reimbursement at any time.

(11) For the period from October 1, 2006 through January 31, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses (excluding interest expense) so that the Fund’s net expenses (excluding interest expense) do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class A shares and 1.60% of average daily net assets for Class C shares. In addition, Lord Abbett would have voluntarily reimbursed approximately $803,000 of expenses, or approximately 0.09% of the Fund’s pro forma net assets, had all of the Reorganizations been in effect during the fiscal year ending September 30, 2007.  Accordingly, the estimated pro forma expense ratios (net of both contractual and voluntary expense reimbursements and excluding interest expense) are 0.68% for Class A and 1.30% for Class C.  Lord Abbett may stop the voluntary reimbursement at any time.

Examples

The Examples below are intended to help you compare the cost of investing in the National Tax Free Fund with the cost of investing in the Washington Tax Free Fund.  The first Example, like that in other funds’ prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Funds’ operating expenses remain the same, and that you paid the maximum applicable sales load.  No sales charge will be imposed in connection with the Reorganization.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Washington Tax Free Fund/Class A	$413	$600	$802	$1,385
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

You would pay the following expenses if you did not redeem your shares:

Fund/Class	1 Year	3 Years	5 Years	10 Years
National Tax Free Fund/Class A	$443	$694	$963	$1,732
Washington Tax Free Fund/Class A	$413	$600	$802	$1,385
Pro Forma Combined (All Funds)/Class A	$436	$672	$927	$1,655

SUMMARY OF PROPOSAL

The following summarizes certain information contained elsewhere or incorporated by reference in this Combined Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, the Prospectus for the Acquiring Fund (enclosed as Exhibit [X]), and the Annual Report to shareholders of the Acquiring Fund for the fiscal year ended September 30, 2006 (enclosed as Exhibit [X]).  You should also review the Statement of Additional Information relating to this Prospectus/Proxy Statement.  This Prospectus/Proxy Statement is qualified in its entirety by reference to these documents.  You should read the entire Combined Prospectus/Proxy Statement.

Overview of the Proposed Reorganizations

Each of the proposed Reorganizations provides for the transfer to the Acquiring Fund of all of the assets of an Acquired Fund in exchange for the Shares and the assumption by the Acquiring Fund of all of the liabilities of that Acquired Fund.  Each Acquired Fund will distribute all Acquiring Fund Shares received by it among its shareholders so that each shareholder of that Acquired Fund will receive a pro rata distribution of Acquiring Fund Shares (or fractions thereof).  The Acquiring Fund Shares received by a shareholder of an Acquired Fund will be of the same class and have an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the date of the exchange.  After the Reorganizations, each Acquired Fund will be terminated.  Completion of each of the Reorganizations is subject to the approval of the applicable Acquired Fund’s shareholders and other conditions.

As a result of a Reorganization, each shareholder of the affected Acquired Fund will cease to be a shareholder of that Acquired Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.  No front-end sales load or contingent deferred sales charge (“CDSC”) will be imposed at the time of the Reorganization.  Any later investment in the Acquiring Fund after the Reorganizations will be subject to any applicable sales charges, and any redemption of Class B or Class C (or Class A shares subject to a CDSC) of the Acquiring Fund will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquired Fund and would be calculated from the date of original purchase of the applicable Acquired Fund’s shares.

As you evaluate a Reorganization, please note the following:

•                  Following the Reorganizations, the resulting Fund will be managed according to the investment objective, policies and strategy of the Acquiring Fund.  The Acquiring Fund’s investment objective, policies and strategy are substantially similar to the investment objective, policies and strategy of each Acquired Fund, except that the Acquiring Fund (1) is not required to invest in a single state’s municipal bonds and (2) may invest up to 35% of its net assets in high yield debt securities, while each Acquired Fund may invest only up to 20% of its net assets in such securities.  Although each Acquired Fund’s shareholders no longer would receive certain state tax benefits (which, as noted below, are relatively small for residents of Michigan and negligible for residents of Florida, Texas and Washington due to those states’ tax structures) as shareholders of the Acquiring Fund after completion of the Reorganizations, such shareholders would remain invested in a fund that seeks to obtain income that is exempt from federal income taxes.

•                  The Reorganizations would permit shareholders of each Acquired Fund to pursue substantially similar investment objectives and strategies as shareholders of the Acquiring Fund, which is a larger fund with access to a broader universe of potential investments, enhanced opportunities for portfolio diversification and investment flexibility, including more opportunities to invest in higher-yielding instruments, and the potential for lower expenses through economies of scale.

•                  Michigan’s relatively low state income tax and each of Florida’s, Texas’s and Washington’s lack of a state income tax diminish the benefits associated with municipal bond funds focused on those states.  The supply of municipal bonds available for investment by the Acquired Funds in Florida, Michigan, Texas and Washington is limited and may adversely affect the investment performance of those Funds.

•                  The total annual operating expenses of the Acquiring Fund generally are higher than those of each Acquired Fund.  However, when currently effective contractual and voluntary expense reimbursements are taken into account, the annual operating expenses of the Acquiring Fund currently are lower than those of the Florida Tax Free Trust, the Texas Tax Free Fund, and the Washington Tax Free Fund.  Taking the currently effective contractual and voluntary expense reimbursements into account, the annual operating expenses of Class A of the Acquiring Fund are three basis points and two basis points higher, respectively, than the annual operating expenses of Class A of the Michigan Tax Free Fund and the Class A of the Minnesota Tax Free Fund.

•                  For the one-, three-, five- and ten-year and since-inception periods ended June 30, 2007, the Acquiring Fund’s performance has been better than each Acquired Fund’s performance, with certain exceptions.

•                  The dividend income received by shareholders of Acquiring Fund will not be exempt from Michigan and Minnesota state income taxes, or local income taxes if such states have local income taxes.  The loss of such state and local tax benefits may adversely affect current Acquired Funds shareholders after the relevant Reorganization.  However, as discussed above, shareholders will benefit from being in a larger fund with better performance that continues to offer the benefits of income that is exempt from federal income taxes.

•                  Each Reorganization will be a tax-free reorganization for federal income tax purposes.  You will not be charged any sales loads, commissions, or transaction fees in a Reorganization.

•                  The total value of the Acquiring Fund shares you will receive as a result of a Reorganization will be the same as the total value of your shares in the applicable Acquired Fund as of the close of business on the date that the Reorganization is completed.

•                  Each Acquired Fund will be terminated as part of the applicable Reorganization.

•                  If the Reorganizations are approved, any Acquired Fund portfolio holdings that are not compatible with the Acquiring Fund’s investment objective, policies and strategy will be liquidated in an orderly manner.  An Acquired Fund’s need to sell securities in connection with a Reorganization may result in its selling securities at a disadvantageous time and price, realizing gains or losses that otherwise would not have been realized and/or incurring transaction costs that otherwise would not have been incurred.

•                  The individuals currently responsible for the day-to-day management of each Acquired Fund’s assets will continue to manage those assets if the Reorganizations are approved.

•                  Subject to shareholder approval, the Reorganizations are expected to be effected as soon as practicable following the Meeting, but not later than January 2, 2008.

The Boards unanimously each have decided that the Reorganizations are in the best interests of each of their respective Acquired Funds and their shareholders.  The Boards also each have determined that each Reorganization would not result in a dilution of the interests of the shareholders of either Fund involved.  Among other factors, the Boards considered, based upon the recommendation of Lord Abbett, the investment adviser to the Funds and the relative historical performance of the Funds.  Each Board considered that as of June 30, 2007, the Acquiring Fund’s investment performance generally has been stronger than that of each Acquired Fund, with certain exceptions.  Specifically, for the one-, three-, five-, and ten-year periods ended June 30, 2007, the National Tax Free Fund’s performance has been better than each Acquired Fund’s performance, except that the Michigan Tax Free Fund outperformed the National Tax Free Fund over the ten-year period, the Minnesota Tax Free Fund outperformed the National Tax Free Fund over the five- and ten-year periods, and the Washington Tax Free Fund outperformed the National Tax Free Fund over the one-year period.  In each of those instances, the magnitude of the difference was equal to or less than 20 basis points.

In addition, each Board considered the relative expense levels, and the historical and projected expense ratios of each of its Funds.  The Boards noted that the contractual management fees were the same for each Fund, but the total annual operating expenses of the Acquiring Fund (before any fee waivers and assumption of expenses) generally are higher than the annual operating expenses of each of the Acquired Funds.  However, when currently effective contractual and voluntary expense reimbursements are taken into account, the annual operating expenses of the Acquiring Fund currently are lower than those of the Florida Tax Free Trust, the Texas Tax Free Fund, and the Washington Tax Free Fund.  Taking the currently effective contractual and voluntary expense reimbursements into account, the annual operating expenses of Class A of the Acquiring Fund are three basis points and two basis points higher, respectively, than the annual operating expenses of Class A of the Michigan Tax Free Fund and the Class A of the Minnesota Tax Free Fund.  Moreover, the difference in expenses in part is due to the differences in interest expense resulting from different levels of investments in inverse floaters.  Under accounting rules, some of these expenses are liabilities for interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Funds.  Accounting rules also require the Funds to recognize additional income in an amount that directly corresponds to these expenses.

The Boards also considered that the Rule 12b-1 plans for Class A shares of the Michigan Tax Free Fund, the Minnesota Tax Free Fund, and Washington Tax Free Fund currently are not operative because the net assets of the Class A shares of those Funds are less than $100 million and that, in effect, a Reorganization involving any of those Funds would result in the shareholders of that Fund bearing a 12b-1 fee.   The Boards also noted that, if the net assets of Class A shares of those Funds were to grow to $100 million, those 12b-1 plans would provide for 12b-1 payments at the same rate as the 12b-1 plan for Class A shares of the National Tax Free Fund.

Also, the Boards considered the investment management experience of Daniel S. Solender and Peter Scott Smith the portfolio managers of the Acquiring Fund, the prospects for future sales of shares of the Acquiring Fund, in light of its investment objective and portfolio management, the possibility that the asset levels of the Acquired Funds will decline, and the likelihood that sales would be sufficient to allow it to continue at an acceptably high asset level to realize administrative, portfolio management, distribution, shareholder service, and other operating efficiencies.  The Board noted that each of the Acquired Funds had relatively small amounts of net assets, which limited their ability to diversify, increased relative transaction costs, and made it difficult to achieve economies of scale.  In addition, the Board noted that four of the five Acquired Funds had experienced net outflows over the previous decade and although two of the Acquired Funds have experienced some growth in net assets in recent years, that growth was fairly limited.

The Boards also considered that each Reorganization would allow the shareholders of the Acquired Funds the ability to participate in a more economically diversified portfolio, both as to the number of instruments and geographical and economic diversification.  The Board noted that the Acquired Funds had less economic diversification because of potential economic developments in certain states.  The Boards considered that each of the Acquired Funds had a limited number of investment opportunities, because of the relatively small amount of municipal bonds issued in those states.  In addition, the Boards considered that three of the states, Florida, Texas, and Washington, do not have income taxes, and that Michigan’s income tax rates are relatively low.

The Boards also considered the tax-free nature of the Reorganizations, the similarities and differences among the investment objectives and policies of the Funds, their related risk factors, and the fact that the Funds share the same service providers, including the investment manager, custodian, and transfer agent.  The Boards considered other alternatives, including liquidations of their respective Acquired Funds.

In light of these factors and their fiduciary duties under both federal and state law, the Boards unanimously have decided that the Reorganizations are in the best interests of each of their respective Acquired Funds and their shareholders.

Investment Objectives and Policies of the Acquired Funds and the Acquiring Fund

This section describes the investment objectives and principal investment policies for the Funds and the differences between them.  For a complete description of the investment policies and risks for the Acquiring Fund, you should read the Prospectus (enclosed as Exhibit [X]) and the SAI for the Acquiring Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

The investment objectives of the Michigan Tax Free Trust, the Minnesota Tax Free Fund, and the National Tax Free Fund are similar in that each Fund seeks current income that is exempt from federal income taxes; however, they differ for how dividend income on fund shares is treated for Michigan and Minnesota state and local income tax purposes.  Dividend income received by shareholders of the National Tax Free Fund will not be exempt from Michigan and Minnesota state or local income taxes.  Florida, Texas, and Washington do not today impose a personal income tax.  In addition, Florida has repealed its intangible personal property tax on stocks, bonds and shares of mutual funds effective as of January 1, 2007.  The Funds’ investment objectives are set forth below:

	National Tax Free Fund	Florida Tax Free Trust	Michigan Tax Free Trust	Minnesota Tax Free Fund	Texas Tax Free Fund	Washington Tax Free Fund
Investment Objective	The Fund seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.	The Fund seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

The Fund seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of Michigan as is consistent with reasonable risk.

The Fund seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Funds also seeks as high a level of interest income exempt from the personal income tax of Minnesota as is consistent with reasonable risk.

					The Fund seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.	The Fund seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

Principal Investment Strategy

Under normal market conditions, the Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal personal income tax, and its corresponding state’s personal

Under normal market conditions, the Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal personal income tax, and its corresponding state’s personal

Under normal market conditions, the Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal personal income tax, and its corresponding state’s personal

Under normal market conditions, the Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal personal income tax, and its corresponding state’s personal

Under normal market conditions, the Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal personal income tax, and its corresponding state’s personal

Under normal market conditions, the Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal personal income tax, and its corresponding state’s personal

National Tax Free Fund	Florida Tax Free Trust	Michigan Tax Free Trust	Minnesota Tax Free Fund	Texas Tax Free Fund	Washington Tax Free Fund

income tax. The Fund may invest up to 35% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

income tax. The Fund may invest up to 20% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

income tax. The Fund may invest up to 20% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

income tax. The Fund may invest up to 20% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

income tax. The Fund may invest up to 20% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

income tax. The Fund may invest up to 20% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality.

Each Fund’s investment objective is a fundamental policy that cannot be changed by the relevant Board without shareholder approval.  No assurance can be given that a Fund will achieve its investment objective.  Each Fund pursues its investment objective through various investment strategies as set forth below.

Under normal market conditions, each Acquired Fund attempts to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the interest on which is exempt from federal personal income tax, and its corresponding state’s personal income tax (this policy may not be changed without shareholder approval). If the interest on a particular municipal bond is so exempt, the Acquired Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of the named state.

The state tax advantage of owning interests in a specific state municipal bond fund, including an Acquired Fund, may be adversely affected if the Supreme Court upholds a Kentucky Court of Appeals decision which it has agreed to review.  That decision concluded that Kentucky could not exempt interest derived by Kentucky residents from Kentucky state and local obligations while taxing Kentucky residents on interest derived from municipal obligations of other state and local jurisdictions.

The Acquiring Fund may invest up to 20% of its net assets in other fixed income securities, including bonds that pay interest that is subject to federal personal income tax.  Each Acquired Fund may invest up to 20% of its net assets in other fixed income securities, including bonds that pay interest that is subject to federal and its corresponding state’s personal income tax. Such bonds may include municipal bonds issued by other states, which may be exempt from federal but not state and/or local taxes.  The Acquiring Fund may invest up to 35% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality, while the Acquired Funds may invest up to 20% of its net assets in such securities.

Each Fund may invest in certain derivative investments such as swap transactions, interest rate caps and similar instruments, and residual interest bonds (also known as “inverse floaters”), in an attempt to increase income.

Under normal circumstances, each Fund intends to maintain the average weighted stated maturity of its securities portfolio at between ten and twenty-five years.   A substantial amount of a Fund’s holdings may be “callable,” a feature that allows the bond issuer to redeem the bond before its maturity date.

In selecting municipal bonds for each Fund, Lord Abbett focuses on:

•                                          Credit Quality – an issuer’s ability to pay principal and interest

•                                          Income Tax Exemption – the bond issuer’s ability to pay interest free from federal, state and/or local personal income taxes

•                                          Total Return Potential – the return possibilities for an investment over a period of time, including appreciation and interest

•                                          Call Protection – assurance by an issuer that it will not redeem a bond earlier than anticipated

To the extent that the supply of state tax-exempt municipal bonds is insufficient to meet an Acquired Fund’s investment needs, it may invest in municipal bonds issued by other states, which may be exempt from federal but not state and/or local taxes.

While typically fully invested, a Fund may take a temporary defensive position in: (i) short-term tax-exempt securities and (ii) cash, investment grade commercial paper, and short-term U.S. Government securities. This could reduce tax-exempt income and prevent a Fund from achieving its investment objective.

Temporary defensive investments in taxable securities and investments in certain municipal bonds called private activity bonds will be limited to 20% of a Fund’s assets. The income from private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax (“AMT”).

Risk Factors

The principal investment risks associated with an investment in the Acquiring Fund are substantially similar to the principal investment risks with an investment in any Acquired Fund.  Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Funds, which tend to invest in longer term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds. In addition, lower rated municipal bonds in which each Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities.  The Acquiring Fund may invest up to 35% of its net assets in municipal bonds which, at the time of purchase, are rated below investment grade or determined by Lord Abbett to be of comparable quality, while the Acquired Funds may invest up to 20% of its net assets in such securities.

Additional risks that could reduce each Fund’s performance or increase volatility include the following:

•                  Credit Risk – If the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insurance or other credit enhancements supporting a Fund’s investment may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by foreign entities may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of the entity to meet its obligations. A change in the credit rating of any of the municipal bond insurers that insure securities in a Fund’s portfolio may affect the value of the securities they insure, the Fund’s share prices, and Fund performance. A Fund might also be adversely affected by the inability of an insurer to meet its insurance obligations.

•                  Liquidity Risk – The market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations. It may be difficult for a Fund to sell such securities in a timely manner and at their stated value, which could result in losses to the Fund.

•                  Call Risk – As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

•                  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, a Fund’s performance may be affected by local, state, and regional factors depending on the states in which the Fund’s investments are issued. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems.

•                  Sector Risk – Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to a Fund in the event of an economic downturn in that industry. This may result generally in a lowered ability of such users to make payments on their obligations. The electric utility industry is subject to rate regulation vagaries. The health care industry suffers from two main problems — affordability and access.

•                  Legislative Risk – Legislative changes in the tax-exempt character of particular municipal bonds could have an adverse effect on municipal bond prices.

•                  Management Risk – If certain sectors or investments do not perform as expected, the Funds could underperform other similar funds or lose money.

•                  Reclassification Risk – The Internal Revenue Service (the “IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Funds attempt to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. In such a case, the Funds might be required to send to you and file with the IRS information returns (Forms 1099-DIV) for the current or prior calendar years classifying (or reclassifying) some of their exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

•                  State and Territory Risks – Because the Acquired Funds focus on a particular state or territory, each such Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including the Acquiring Fund), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.  Certain state and local governments and other government issuers suffered significant drops in revenues coinciding with the recent U.S. economic recession, resulting in a very difficult period for state and local governments. Despite the economic improvement in the nation as a whole, many states have continued to suffer fiscal imbalances, which could have significant consequences for each of the Funds. This is because a worsening of the economic position of a state or other issuer of bonds in which one of the Funds invests could lower the value of that Fund’s investments and could cause you to lose money.

•                  Florida Bonds – Florida’s service-oriented economy continues to perform well, having weathered the recent recession and numerous hurricanes without significant impact on the State’s general fund balances or revenue growth. Financial services, tourism and healthcare services continue to lead Florida in job growth.

•                  Michigan Bonds – Michigan continues to trail the rest of the country in recovering from the recession, but its conservative budgets and forecasting have allowed the State to navigate the economic challenges of recent years.  Ongoing economic challenges, particularly those related to layoffs in the automobile industry, and the State’s limited liquidity may limit prospects for an upgrade in Michigan’s ratings.

•                  Minnesota Bonds – Minnesota’s economy has continued to rebound after suffering from the recent recession and its aftermath, but policymakers have not addressed ongoing budgetary challenges.  As a result, the state has recently relied on temporary fixes such as spending cuts and revenue enhancing measures to resolve budget shortfalls. The State relies heavily on individual, sales, and corporate income taxes, all of which are sensitive to economic conditions, and faces budget pressure from increased spending commitments.  Additionally, growth in the State’s labor force is expected to level off and is expected to be lower than the national average.

•                  Texas Bonds – The last recession surfaced in Texas later than in other states, with the State’s cash balances falling between 2000 and 2003, although recent projections indicate that the economy has rebounded at least moderately. The State’s job growth also lags behind the national rate, its unemployment is higher than the national average, and it has high poverty levels. Other risks include rising spending pressures from criminal justice transportation, water development, and environmental protection.  Also, school finance reform in light of a court decision striking down the state’s current funding formula as unconstitutional and concurrent tax changes require substantial expenditure increases. The oil and gas industry remains important to the State’s economy, and a downturn in this or other key economic sectors could adversely affect the State’s economy.

•                  Washington Bonds – Washington’s economy has faced significant challenges due to the national recession.  These challenges have been exacerbated by the State’s heavy reliance on the aerospace technology fields, whose rounds of layoffs and downsizing placed significant budgetary pressure on the State, its moderate debt levels, and fiscal uncertainty associated with voter initiatives.  Additionally, although recent economic factors indicate that the State’s economy has improved, a downturn in key economic sectors could adversely affect the State’s economy, which is dependent on national and world (rather than local) economic conditions.  Washington does not have a long-term formal policy to achieve structural balance. The State’s debt is above average and is expected to rise, and the State faces budget pressure from increased spending commitments.

The Acquiring Fund is a diversified fund. A diversified fund, for 75% of total assets, will normally not purchase a security if, as a result, more than 5% of the fund’s total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. Each of the Acquired Funds is a nondiversified fund. This means that each of these Funds may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund. As a result, the value of a nondiversified fund’s investments may be more affected by a single adverse economic, political or regulatory event than the investments of a diversified fund would be.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  A Fund may not be appropriate for all investors and none of the Funds is a complete investment program. You could lose money investing in any of the Funds.

Federal Income Tax Considerations

Each of the Reorganizations is not intended to result in any income, gain or loss being recognized for U.S. federal income tax purposes by the Acquired Fund or its shareholders and will not take place unless each Acquired Fund and Acquiring Fund receives a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Acquired and Acquiring Funds, substantially to the effect that the Reorganization will be a “reorganization” within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

Shareholders should note that, if necessary, in accordance with each Acquired Fund’s policy of distributing its investment company taxable income, net tax-exempt income and net capital gains for each taxable year in order to qualify for favorable tax treatment as a regulated investment company and avoid federal income and excise tax at the fund level, each Acquired Fund will declare and pay a distribution of any such previously undistributed income and gains to its shareholders immediately before the Reorganization.  Such distributions, other than distributions of exempt-interest dividends, will be taxable to Acquired Fund shareholders.  For additional information about the tax considerations of the Reorganizations, see “Information about the Reorganizations – Material Federal Income Tax Consequences of Each Reorganization.”

Classes of Shares

The Acquiring Fund has five classes of Shares:  Class A, Class B, Class C, Class P, and Class Y, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends.  Each of the Acquired Funds, other than Florida Tax Free Trust, has two classes of shares:  Class A, and Class P, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends.  The Florida Tax Free Trust has three classes of shares: Class A, Class C, and Class P, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends.  As of the date hereof, there are no outstanding Class P shares of the Acquiring Fund or the Acquired Funds.  If the Reorganizations are completed, Acquired Fund shareholders will receive the same class of Shares in the Acquiring Fund as they currently own in the Acquired Fund.

Purchases and Exchanges

Acquiring Fund Shares are available through certain authorized dealers at the public offering price, which is the net asset value plus any applicable sales load.  Shareholders of an Acquired Fund may exchange their shares for Shares of the Acquiring Fund or certain other Lord Abbett-sponsored Funds at any time before the Reorganizations; however, each such exchange will represent a sale of shares for which a shareholder may recognize a taxable gain or loss.  In contrast, no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their Acquired Fund shares for Shares of the Acquiring Fund received as a result of the Reorganizations.

If a Reorganization is not approved, the appropriate Board will consider other alternatives for the applicable Acquired Fund, including its liquidation.

Under normal circumstances, NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time. Purchases and sales of each Fund’s shares are executed at the NAV next determined after the Fund receives an order in proper form.  In calculating NAV, securities for which market quotations are available are valued at those quotations.  Securities for which such quotations are not available are valued at fair value under procedures approved by the Boards.

Dividend Policies and Options

The Funds have similar dividend and distribution policies.  Each Fund expects to declare “exempt-interest dividends” from its net investment income daily and pay them monthly.  Each Fund expects to distribute any net capital gains annual as “capital gains distributions.”  Distributions are reinvested in the applicable Fund unless the Fund is instructed to pay them to the shareholder in cash.  There are no sales charges on reinvestments.

Redemption Procedures

The redemption procedures of the Acquired Funds and the Acquiring Fund are the same.  Shareholders may redeem shares through their brokers, by telephone, or by mail, as explained in each Fund’s prospectus.

PERFORMANCE

For more information on performance, see each Fund’s prospectus.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganizations

On or about December 14, 2007 (the “Closing Date”), if the conditions discussed below are met, each Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate value of the assets, less liabilities, of the Acquired Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.  Each Acquired Fund will distribute as of the Closing Date such Shares pro rata to its shareholders of record, determined as of the close of business on the Closing Date, in exchange for their shares of the Acquired Funds.  The net asset value of such shares and the value of each Acquired Fund’s assets and the amount of its liabilities will be determined as of the Closing Date in accordance with the Acquiring Fund’s valuation procedures, which are the same as those used by the Acquired Funds.

Although each of the Acquired Funds may dispose of some of the securities in its portfolio before the Reorganizations and reinvest the proceeds in other securities consistent with its investment objective, the Acquired Funds will not dispose of assets that, in the aggregate, will result in less than 50% of the historic business assets of the Acquired Funds being transferred to the Acquiring Fund in the Reorganizations.  If necessary, an Acquired Fund will pay a final dividend before the Reorganization that will have the effect of distributing all of its undistributed investment company income and net realized capital gains to its shareholders before the Reorganization.

The obligations of the Acquiring Fund and each of the Acquired Funds to complete their respective Reorganizations are subject to the satisfaction of certain conditions, including: (a) approval of a “majority of the outstanding voting securities” as defined under the Investment Company Act, of each Acquired Fund.  A majority of the outstanding securities for these purposes means the lesser of: (i) 67% or more of the voting shares of each Acquired Fund represented at a meeting at which more than 50% of the outstanding voting shares that Acquired Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of each Acquired Fund; and (b) a favorable opinion of legal counsel as to the federal income tax consequences of the Reorganization as described below under Federal Income Tax Considerations.

For the Florida Tax Free Trust and the Michigan Tax Free Trust, the presence in person or by proxy of the holders of a majority of the outstanding shares entitled to vote for the reorganization is required to constitute a quorum of the Meeting.  For the Minnesota Tax Free Fund, the Texas Tax Free Fund, and the Washington Tax Free Fund, the presence in person or by proxy of the holders of one-third of the outstanding shares entitled to vote for this proposal is required to constitute a quorum of the Meeting.

Only shareholders of each Acquired Fund may vote on the acquisition of that Fund’s assets by the Acquiring Fund.  Shareholder approval of any one Reorganization is not contingent upon, and will not affect, shareholder approval of any of the other four Reorganizations. In addition, completion of any one Reorganizations is not contingent upon, and will not affect, completion of any of the other four reorganizations.

This summary of the Reorganizations are not complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the forms of Agreement and Plan of Reorganization, copies of which are attached as Exhibit A.

Reasons for the Reorganizations

The Boards, including in each case a majority of the directors/trustees who are not interested persons (as defined in the Investment Company Act), approved the Reorganizations at a meeting held on July 26, 2007.  The Boards unanimously each have decided that the Reorganizations are in the best interests of each of their respective Acquired Funds and their shareholders.  The Boards also each have determined that each Reorganization would not result in a dilution of the interests of the shareholders of either Fund involved.  Among other factors, the Boards considered, based upon the recommendation of Lord Abbett, the investment adviser to the Funds and the relative historical performance of the Funds.  Each Board considered that as of June 30, 2007, the Acquiring Fund’s investment performance generally has been stronger than that of each Acquired Fund, with certain exceptions.  Specifically, for the one-, three-, five-, and ten-year periods ended June 30, 2007, the National Tax Free Fund’s performance has been better than each Acquired Fund’s performance, except that the Michigan Tax Free Fund outperformed the National Tax Free Fund over the ten-year period, the Minnesota Tax Free Fund outperformed the National Tax Free Fund over the five- and ten-year periods, and the Washington Tax Free Fund outperformed the National Tax Free Fund over the one-year period.  In each of those instances, the magnitude of the difference was equal to or less than the amount of the Rule 12b-1 fee to which the Acquiring Fund has been subject.

In addition, each Board considered the relative expense levels and the historical and projected expense ratios of each of its Funds.  The Boards noted that the contractual management fees were the same for each Fund, but the total annual operating expenses of the Acquiring Fund (before any fee waivers and assumption of expenses) generally are higher than the annual operating expenses of each of the Acquired Funds.  However, when currently effective contractual and voluntary expense reimbursements are taken into account, the annual operating expenses of the Acquiring Fund currently are lower than those of the Florida Tax Free Trust, the Texas Tax Free Fund, and the Washington Tax Free Fund.  Taking the currently effective contractual and voluntary expense reimbursements into account, the Class A annual operating expenses of the Acquiring Fund are three basis points and two basis points higher, respectively, than the Class A annual operating expenses of the Michigan Tax Free Fund and the Minnesota Tax Free Fund.  Moreover, the difference in expenses in part is due to the differences in interest expense resulting from different levels of investments in inverse floaters.  Under accounting rules, some of these expenses are liabilities for interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Funds.  Accounting rules also require the Funds to recognize additional income in an amount that directly corresponds to these expenses.

The Boards also considered that the Rule 12b-1 plans for Class A shares of the Michigan Tax Free Fund, the Minnesota Tax Free Fund, and Washington Tax Free Fund currently are not operative because the net assets of the Class A shares of those Funds are less than $100 million and that, in effect, a Reorganization involving any of those Funds would result in the shareholders of that Fund bearing a Rule 12b-1 fee.   The Boards also noted that, if the net assets of Class A shares of those Funds were to grow to $100 million, they would become subject to Rule 12b-1 plans providing for Class Rule 12b-1 payments at the same rate that applies to Class A shares of the National Tax Free Fund.

Also, the Boards considered the investment management experience of Daniel S. Solender and Peter Scott Smith, the portfolio managers of the Acquired and Acquiring Funds; the prospects for future sales of shares of the each Fund, in light of its investment objective and portfolio management; the possibility that the asset levels of the Acquired Funds will decline; and the likelihood that sales of the Acquiring Fund would be sufficient to allow it to continue at an acceptably high asset level to realize administrative, portfolio management, distribution, shareholder servicing, and other operating efficiencies.  The Board noted that each of the Acquired Funds had relatively small amounts of net assets, which limited their ability to diversify, increased relative transaction costs, and made it difficult to achieve economies of scale.  In addition, the Board noted that four of the five Acquired Funds had experienced net outflows over the previous decade and although two of the Acquired Funds have experienced some growth in net assets in recent years, that growth was fairly limited.

The Boards also considered that each Reorganization would allow the shareholders of the Acquired Funds the ability to participate in a more economically diversified portfolio, both as to the number of instruments and geographical and economic diversification.  The Board noted that the Acquired Funds had less economic diversification because of potential economic developments in certain states.  The Boards considered that each of the Acquired Funds had a limited number of investment opportunities, because of the relatively small amount of municipal bonds issued in those states.  In addition, the Boards considered that three of the Acquired Funds’ corresponding states, Florida, Texas, and Washington, do not have income taxes, and that Michigan’s income tax rates are relatively low.

The Boards also considered the tax-free nature of the Reorganizations; the compatibility of the Acquiring Fund’s investment objective and policies with those of each Acquired Fund; the risk factors associated with each Fund’s investment strategy; and the fact that the Funds share the same service providers, including the investment manager, custodian, and transfer agent.  The Boards considered other alternatives, including liquidations of their respective Acquired Funds, but concluded that the Reorganizations were preferable to those alternatives because they would provide shareholders of the Acquired Funds with the opportunity for a tax-free exchange into a substantially similar fund.

In light of these factors and their fiduciary duties under both federal and state law, the Boards unanimously decided that the Reorganizations are in the best interests of each of their respective Acquired Funds and their shareholders.

Material Federal Income Tax Consequences of Each Reorganization

The following is a summary of the material anticipated federal income tax consequences of each Reorganization.  The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS, and other  applicable authorities, all as in effect on the date of this Prospectus/Proxy Statement and all of which are subject to change and differing interpretations (possibly with retroactive effect).  This summary is limited to U.S. persons who hold shares of the Acquired Funds as capital assets for federal income tax purposes (generally, assets held for investment).  This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws.  You should consult your tax adviser as to the federal income tax consequences to you of the Reorganization, as well as the effects of state, local and foreign tax laws.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Code.  If each Reorganization does so qualify:

•                  No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described in this Prospectus/Proxy Statement or (2) the distribution by the Acquired Fund of Acquiring Fund Shares to the Acquired Fund’s shareholders;

•                  No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund;

•                  The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

•                  The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

•                  Shareholders will not recognize gain or loss upon the exchange of shares of the Acquired Fund solely for Acquiring Fund Shares as part of the Reorganization;

•                  The basis of the Acquiring Fund Shares received by shareholders in the Reorganization will be the same as the basis of their shares of the Acquired Fund surrendered in exchange; and

•                  The tax holding period of the Acquiring Fund Shares that shareholders receive will include the tax holding period of the Acquired Fund shares surrendered in the exchange, provided that shareholders held the Acquired Fund shares as capital assets on the date of the exchange.

As a condition to the closing of each Reorganization, each Acquired Fund and Acquiring Fund must receive a tax opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Acquired Funds and the Acquiring Funds, substantially to the effect that the Reorganization will qualify as a reorganization within the meaning of section 368(a) of the Code.  In rendering each such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquiring Fund and the Acquired Fund (see the annexes to the Plan).  No tax ruling has been requested from the IRS in connection with the Reorganizations.  The tax opinions are not binding on the IRS or a court, and do not preclude the IRS from asserting or adopting a contrary position.

Shareholders should note that, if necessary, in accordance with each Acquired Fund’s policy of distributing its investment company taxable income, net tax-exempt income and net capital gains for each taxable year in order to qualify for favorable tax treatment as a regulated investment company and avoid federal income and excise tax at the fund level, each Acquired Fund will declare and pay a distribution of any such previously undistributed income and gains to its shareholders immediately before the Reorganization.  Such distributions, other than distributions of exempt-interest dividends, will be taxable to Acquired Fund shareholders.

Expenses of the Reorganizations

Expenses of the Reorganizations, including legal and accounting expenses, the costs of proxy solicitation, and the preparation of this Combined Proxy Statement/Prospectus, will be borne by Lord Abbett.  If the Reorganizations are completed, the expenses of the Acquired Funds, to the extent not paid before the Closing Date, will be assumed by the Acquiring Fund and taken into account in determining the net assets of the Acquired Funds for the purpose of calculating the number of shares to be issued to the Acquired Funds.

Shareholders’ Rights

After the Reorganizations, the rights of the former shareholders of the Florida Tax Free Trust and Michigan Tax Free Trust (new shareholders of the Acquiring Fund) will be governed by the Articles of Incorporation and By-Laws of the Company rather than by the Declaration of Trust and By-Laws of the Trust.  The Company is organized as a corporation in the State of Maryland.  The Trust is organized as a statutory trust in the State of Delaware.  The operations of the Acquiring Fund will continue to be subject to the provisions of the Investment Company Act and the rules and regulations of the SEC thereunder.

The rights of the shareholders of the Minnesota Tax Free Fund, the Texas Tax Free Fund, and the Washington Tax Free Fund will not change as a result of a Reorganization because these Funds and the Acquiring Funds are series of the Company.  The rights of the shareholders of the Florida Tax Free Trust and the Minnesota Tax Free Trust will change in that the Delaware statutory law provided greater shareholder protections than Maryland statutory law.  For example, under Delaware statutory law, the Trust may amend its organization documents regarding management of the trust, rights and obligations of the trustees and shareholders without shareholder vote.  Under Maryland statutory law, shareholder vote generally is required to amend the Company’s organization documents.

The current Boards of the Trust and the Company are comprised of the same individuals.  The responsibilities, powers, and fiduciary duties of the directors/trustees of the Boards are substantially the same.  The  Company’s By-Laws provide for indemnification of the directors for actual liabilities arising out of their service in their capacity as directors, subject only to the conditions and limitations of applicable law.  The Trust’s Declaration of Trust provides for indemnification of the trustees against certain liabilities and expenses, except for (i) any matter as to which any trustee has been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of such Trust, (ii) any liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties or (iii) any matter disposed of by settlement, compromise or consent decree, unless it is in the best interests of such trust or if said trustee acted in good faith in the reasonable belief that such act was in the best interests of the trust.  The Company’s By-Laws provide that shareholders may remove, with or without cause, any director by the affirmative vote of a majority of the votes cast.  Under the Trust’s Declaration of Trust, shareholders may remove a trustee by the vote of shareholders of record of not less than two-thirds.

Neither the Acquired Funds nor the Acquiring Fund regularly holds shareholder meetings.  The Declaration of Trust of the Trust and the By-Laws of the Company provide that a meeting of shareholders will be held upon the written request of holders of at least 25% of votes entitled to be cast.

The foregoing is only a summary of certain rights of the shareholders of the Acquired Funds and of the rights these shareholders will have following the Reorganizations as holders of shares of the Acquiring Fund.  It is not a complete description of the Declaration of Trust, Articles of Incorporation or the By-Laws or applicable state law.  Shareholders desiring additional information about those documents and provisions of law should refer to such documents and provisions.

Capitalization

The following table sets forth the capitalization of the Acquiring Fund and the Acquired Funds as of March 31, 2007 and the pro forma capitalization of the Acquiring Fund if the Reorganizations had occurred on that date.  The net assets include an accrual for estimated Reorganizations expenses in the amount of $255,672, and estimated distributions in excess of net income of $2,260,785.  The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Fund on the Closing Date.

Florida Tax Free Trust

	Florida Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Florida Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Class A Net Assets	$61,066,722	$509,351,350	$570,418,072	$809,210,478
Class A Net Asset Value	$4.72	$11.50	$11.50	$11.50
Class A Shares Outstanding	12,931,793	44,292,217	49,602,367	70,366,924
Class C Net Assets	$6,128,946	$46,417,104	$52,546,050	$52,546,050
Class C Net Asset Value	$4.73	$11.52	$11.52	$11.52
Class C Shares Outstanding	1,295,982	4,027,573	4,559,600	4,559,600

Michigan Tax Free Trust

	Michigan Tax Free Trust	National Tax Free Fund	Pro Forma National Tax Free Fund After Michigan Tax Free Trust Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Class A Net Assets	$71,855,956	$509,351,350	$581,207,306	$809,210,478
Class A Net Asset Value	$5.25	$11.50	$11.50	$11.50
Class A Shares Outstanding	13,692,926	44,292,217	50,540,561	70,366,924

Minnesota Tax Free Fund

	Minnesota Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Minnesota Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Class A Net Assets	$51,966,415	$509,351,350	$561,317,765	$809,210,478
Class A Net Asset Value	$5.17	$11.50	$11.50	$11.50
Class A Shares Outstanding	10,048,321	44,292,217	48,811,036	70,366,924

Texas Tax Free Fund

	Texas Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Texas Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Class A Net Assets	$72,675,175	$509,351,350	$582,026,525	$809,210,478
Class A Net Asset Value	$9.99	$11.50	$11.50	$11.50
Class A Shares Outstanding	7,276,285	44,292,217	50,611,797	70,366,924

Washington Tax Free Fund

	Washington Tax Free Fund	National Tax Free Fund	Pro Forma National Tax Free Fund After Washington Tax Free Fund Reorganization	Pro Forma National Tax Free Fund After All Reorganizations
Class A Net Assets	$42,294,860	$509,351,350	$551,646,210	$809,210,478
Class A Net Asset Value	$5.09	$11.50	$11.50	$11.50
Class A Shares Outstanding	8,311,840	44,292,217	47,970,031	70,366,924

INFORMATION ABOUT THE ACQUIRING FUND

For detailed information about the Acquiring Fund, please see the Prospectus that accompanies this Prospectus/Proxy Statement, and the Statement of Additional Information and the Semi-Annual and Annual Reports that are incorporated by reference.

INFORMATION ABOUT THE ACQUIRED FUNDS

For detailed information about the Acquired Funds, please see the Funds’ Prospectus that accompanies this Prospectus/Proxy Statement, and Statements of Additional Information, and Semi-Annual and Annual Reports that are incorporated by reference.

ADDITIONAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Boards in connection with the Meetings.  It is expected that the solicitation of proxies will be primarily by mail.  Officers and service contractors of the Acquired Funds also may solicit proxies by telephone, telegraph, facsimile, or personal interview.  Authorizations for another person to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the Shareholder’s identity.  In all cases where a telephonic proxy is solicited, the Shareholder will be asked to provide his or her address, Social Security number (in the case of an individual) or taxpayer identification number (in the case of an entity) and the number of shares owned and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail.  Within 72 hours of receiving a Shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the Shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the Shareholder’s instructions are not correctly reflected in the confirmation.  Shareholders requiring further information as to telephonic or electronically transmitted voting instructions or the proxy generally should contact the Acquired Funds toll-free at 1-800-426-1130.

Ownership of Shares of the Acquired Funds

As of the Record Date, the officers and members of the Boards of the Trust and Company beneficially owned as a group less than         % of the outstanding shares of each of the Acquired Funds.  To the best knowledge of the Boards, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the Exchange Act)) owns beneficially or of record more than 5% of the outstanding shares of each Acquired Fund.

The table below sets forth, as of the Record Date, each shareholder that owns beneficially or of record more than 5% of any class of each Acquired Fund.

Florida Tax Free Trust

Owner	Address	Class of Shares Owned	Percentage of Class Owned on Record Date	Percentage of Florida Tax Free Trust Owned on Record Date

Michigan Tax Free Trust

Owner	Address	Class of Shares Owned	Percentage of Class Owned on Record Date	Percentage of Michigan Tax Free Trust Owned on Record Date

Minnesota Tax Free Fund

Owner	Address	Class of Shares Owned	Percentage of Class Owned on Record Date	Percentage of Minnesota Tax Free Fund Owned on Record Date

Texas Tax Free Fund

Owner	Address	Class of Shares Owned	Percentage of Class Owned on Record Date	Percentage of Texas Tax Free Fund Owned on Record Date

Washington Tax Free Fund

Owner	Address	Class of Shares Owned	Percentage of Class Owned on Record Date	Percentage of Washington Tax Free Fund Owned on Record Date

Ownership of Shares of the National Tax Free Fund

As of the Record Date, the officers and Directors of the Company beneficially owned as a group less than [        %] of the outstanding shares of the Acquiring Fund.  To the best knowledge of the Board of the Company, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Exchange Act) owned beneficially or of record more than 5% of the Acquiring Fund.

The table below sets forth, as of the Record Date, each shareholder that owns beneficially or of record more than 5% of any class of the Acquiring Fund

National Tax Free Fund

Owner	Address	Class of Shares Owned	Percentage of Class Owned on Record Date	Percentage of National Fund Owned on Record Date	Pro Forma Percentage of National Tax Free Fund Owned on Consummation of Reorganizations

Acquired Funds shareholders are not entitled to any rights of share appraisal under the Declaration of Trust or By-laws of the Trust, or under the laws of the State of Delaware or in connection with the Reorganizations.  Acquired Fund shareholders are entitled to rights of share appraisal under the laws of the State of Maryland.  Also, shareholders have the right to redeem from Acquired Funds their shares at net asset value until the Closing Date.  Thereafter, shareholders may redeem shares of the Acquiring Fund acquired by them in the Reorganizations at the net asset value of such shares.

The Acquired Funds and the Acquiring Fund each are subject to the information requirements of the Investment Company Act, and accordingly file reports, proxy statements, and other information with the SEC.  Such reports, proxy statements, and other information filed by such entities can be inspected and copied at the public reference facilities of the SEC at 100 F Street, N.E., Washington, D.C.  Copies of such material can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates.

FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION ABOUT THE
ACQUIRING FUND AND THE ACQUIRED FUNDS

Please see the Funds’ Prospectuses, Statements of Additional Information, and Semi-Annual and Annual Reports that are incorporated by reference for the Funds’ financial statements and for additional information about the Acquiring Fund and the Acquired Funds.

EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the          day of             , 2007, by and between the Lord Abbett Municipal Income Fund, Inc., a Maryland corporation (the “Company”), on behalf of its series, the Lord Abbett National Tax-Free Income Fund, (the “Acquiring Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973, and on behalf of its series,                                        (the “Acquired Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

This Agreement is intended to be and is adopted as a plan of a “reorganization” as defined in Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of Class A and Class P shares of common stock of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”) (collectively, the “Assumed Liabilities”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the corresponding class of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Company is a registered investment company classified as a management company of the open-end type;

WHEREAS, the Acquiring Fund is authorized to issue shares of common stock;

WHEREAS, the Board of Directors of the Company have determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Acquired Fund shareholders and is not dilutive of the interests of those shareholders; and

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                       TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1.          Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Acquired Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2.          (a)           The Acquired Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Acquired Fund in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder to the extent such records pertain to the Acquired Fund.

(b)           The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

1.3.          The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due before the Closing.

1.4.          On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Company shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the “Acquired Fund Shares”) held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Company instructing itself to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Company shall promptly provide itself with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

1.6.          Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.          Any reporting responsibility of the Company with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                       VALUATION

2.1.          The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., [Eastern] time) on the Closing Date (the “Valuation Time”). [Lord, Abbett & Co., LLC] [WH:  Can the brackets be removed here?] (the “Adviser”) shall compute the NAV per Acquiring Fund Share in the manner set forth in the Company’s Articles of Incorporation (the “Articles”), or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information. The Adviser shall compute the NAV per share of the Acquired Fund in the manner set forth in the Articles, or By-laws, and the Acquired Fund’ then-current prospectus and statement of additional information. The Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

2.2.          The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Adviser by dividing the NAV of the applicable Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3.          The Acquiring Fund and the Acquired Fund shall cause the Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Adviser in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

3.                                       CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be December 14, 2007, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the principal offices of the Acquiring Fund, 90 Hudson Street, Jersey City, NJ 07302-3973, or at such other place as the parties may agree.

3.2.          Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the “Acquired Fund Custodian”) as record holder for the Acquired Fund shall be presented by the Acquired Fund to State Street Bank and Trust Company (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian’s records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

3.3.          The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

3.4.          If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.          The Acquired Fund shall deliver, or cause its transfer agent to deliver, at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Company and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Company’s records by such officers or one of the Company’s service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as such other party or its counsel may reasonably request.

4.                                       REPRESENTATIONS AND WARRANTIES

4.1.          Except as set forth on a disclosure schedule previously provided by the Acquired Fund to the Acquiring Fund, the Company, on behalf of the Acquired Fund, represents, warrants, and covenants to the Acquiring Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)           The Acquired Fund is a series of the Company.  The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland.  The Company has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Company and the Acquired Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)           The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)           The Company is not in violation of, and the execution, and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Company’s Articles or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Company to which the Acquired Fund is a party or by which the Acquired Fund or any of its assets are bound;

(d)           No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets. Neither the Company nor the Acquired Fund know of no facts that might form the basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e)           The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or before the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

(f)            The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2006, have been audited by an independent registered public accounting firm retained by the Acquired Fund, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Acquired Fund have been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

(g)           Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended March 31, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund’s portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

(h)           For each taxable year of its operation since its inception, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

4.1.h.1     Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

4.1.h.2     The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below) that were due and payable or that were claimed to be due;

4.1.h.3     All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

4.1.h.4     The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

4.1.h.5     The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

4.1.h.6     The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

4.1.h.7     The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in paragraph 5.7, rather than in any notes thereto (the “Tax Reserves”). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

4.1.h.8     The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund,

together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

4.1.h.9     The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

4.1.h.10   The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund Representation Certificate to be delivered pursuant to paragraph 7.4;

4.1.h.11   There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

4.1.h.12   The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund’s Tax books and records; and

4.1.h.13   For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments, or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business, organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise, and other taxes imposed by the United States of America or any state, local, or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments, or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements, or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i)            All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

(j)            At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power, and authority to sell, assign, transfer, and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k)           The Acquired Fund has the corporate and trust power, and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund’s Board of Directors, and, subject to the approval of the Acquired Fund’s shareholders, assuming due authorization, execution, and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(l)            The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m)          The information included in the proxy statement (the “Proxy Statement”) forming part of the Acquiring Fund’s Registration Statement on Form N-14 filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n)           Upon the effectiveness of the Registration Statement, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Acquired Fund of the transactions contemplated by this Agreement;

(o)           All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p)           The prospectuses and statements of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

(q)           The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Acquired Fund with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the Conduct Rules of the National Association of Securities Dealers, Inc. (the “NASD”), state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r)            Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any “affiliated person” of the Acquired Fund have been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(s)           The tax representation certificate to be delivered by the Company, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the “Acquired Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

(t)            The Acquired Fund will review its assets and prior to the Closing Date dispose of any portfolio holdings that are not compatible with the Acquiring Fund’s investment objective and policies; and

(u)           The Acquired Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Company’s Board of Directors.

4.2.          Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Acquired Fund, the Company, on behalf of the Acquiring Fund, represents, warrants, and covenants to the Acquired Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)           The Acquiring Fund is a series of the Company.  The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland. The Company has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Company and the Acquiring Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)           The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(d)           The Acquiring Fund’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(e)           The Registration Statement, the Proxy Statement, and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or before the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(f)            The Company is not in violation of, and the execution, and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Articles or by-laws of the Company or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which the Company is a party or by which the Acquiring Fund or any of its assets is bound;

(g)           No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquiring Fund nor the Acquiring Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquiring Fund’s business, or its ability to consummate the transactions contemplated herein;

(h)           The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2006 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

(i)            Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended March 31, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund’s portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

(j)            For each taxable year of its operation since its inception, the Acquiring Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

4.2.j.1      Within the times and in the manner prescribed by law, the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

4.2.j.2      The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

4.2.j.3      All Tax Returns filed by the Acquiring Fund constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

4.2.j.4      The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

4.2.j.5      The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

4.2.j.6      The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

4.2.j.7      The unpaid Taxes of the Acquiring Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth in the financial statements referred to in paragraph 4.2(h).  All Taxes that the Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

4.2.j.8      The Acquiring Fund has delivered to Acquired Fund or made available to Acquired Fund complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. The Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

4.2.j.9      The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

4.2.j.10    The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund Tax Representation Certificate to be delivered pursuant to paragraph 6.3;

4.2.j.11    There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

4.2.j.12    The Tax bases of the assets of the Acquiring Fund are accurately reflected on the Acquiring Fund’s Tax books and records.

(k)           The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired

Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)            All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

(m)          The Company has the trust power, and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Company’s Board of Directors, and, assuming due authorization, execution, and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The information to be furnished in writing by the Company, on behalf of the Acquiring Fund, or the Adviser for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o)           No consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(p)           The Company currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Company currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Company with respect to the Acquiring Fund. All advertising and sales material used by the Company complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the Conduct Rules of the NASD, state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, the NASD, or any state securities authorities by the Company have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law.  Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(q)           Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(r)            The tax representation certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the “Acquiring Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

(s)           The Acquiring Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Company’s Board of Directors.

5.                                       COVENANTS OF THE FUNDS

5.1.          The Acquired Fund will operate the Acquired Fund’s business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2.          The Company will call and hold a special meeting of the Acquired Fund’s shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3.          The Acquiring Fund will prepare the notice of meeting, form of proxy, and Registration Statement (collectively, “Proxy Materials”) to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4.          The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

5.6.          Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

5.7.          The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

5.8.          Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9.          From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(C) of the Code and shall not take any position inconsistent with such treatment.

5.10.        From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.11.        Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1.          All representations and warranties by the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.          The Company shall have delivered to the Company on the Closing Date a certificate of the Company, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Company made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Company shall reasonably request;

6.3.          The Company, on behalf of the Acquiring Fund, shall have delivered to the Company and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Company and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Company, concerning certain tax-related matters with respect to the Acquired Fund;

6.4.          The Board of Directors of the Company shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

7.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1.          All representations and warranties of the Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.          The Company shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Company’s Treasurer or Assistant Treasurer;

7.3.          The Company shall have delivered to the Acquiring Fund on the Closing Date a certificate of the Company, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Company contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4.          The Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund Company and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Company and the Acquiring Fund, concerning certain tax-related matters with respect to the Acquired Fund; and

7.5.          The Board of Directors of the Company shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.                                       FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of the Company’s Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund’s shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2.          On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4.          The Acquiring Fund’s Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5.          The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Company and the Acquiring Fund and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code.

8.6.          The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.                                       BROKERAGE FEES AND EXPENSES

9.1.          Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.          The parties have been informed by the Adviser that it will pay the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses).

10.                                 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Company and the Acquiring Fund agree that it has not made any representation, warranty, or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.                                 TERMINATION

11.1.        This Agreement may be terminated by the mutual agreement of the Company and the Acquiring Fund. In addition, either party may at its option terminate this Agreement at or before the Closing Date:

(a)           because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or before the Closing Date;

(b)           because of a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met;

(c)           by resolution of the Company’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders;

(d)           by resolution of the Company’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders; or

(e)           if the transactions contemplated by this Agreement shall not have occurred on or before [March 31, 2008] [WH:  Can the brackets be removed?] or such other date as the parties may mutually agree upon in writing.

11.2.        In the event of any such termination, there shall be no liability for damages on the part of the Company, the Acquiring Fund, or the Acquired Fund, or the Directors or officers of the Company, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.                                 AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Company; provided, however, that following the meeting of the Acquired Fund’s shareholders called by the Company pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.                                 NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 90 Hudson Street, Jersey City, NJ 07302-3973.

14.                                 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1.        The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the Company shall not be binding upon any of their respective Directors, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Company’s Articles. The execution, and delivery of this Agreement have been authorized by the directors of the Company and this Agreement has been executed by authorized officers of the Company, acting as such, and neither such authorization by such directors nor such execution, and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Company’s Articles.

*  *  *  *  *

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	Lord Abbett Municipal Income Fund, Inc.,
on behalf of its series,
Lord Abbett National Tax-Free Income Fund

By:	By:
Name: Christina T. Simmons	Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary	Title: Vice President and Secretary

Attest:	Lord Abbett Municipal Income Fund, Inc.,
on behalf of its series,

By:	By:
Name: Christina T. Simmons	Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary	Title: Vice President and Secretary

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the          day of             , 2007, by and between the Lord Abbett Municipal Income Fund, Inc., a Maryland corporation (the “Company”), on behalf of its series, the Lord Abbett National Tax-Free Income Fund, (the “Acquiring Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973, and the Lord Abbett Municipal Income Trust, a Delaware statutory trust (the “Trust”), on behalf of its series,                                        (the “Acquired Fund”), with its principal place of business at 90 Hudson Street, Jersey City, NJ 07302-3973. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

This Agreement is intended to be and is adopted as a plan of a “reorganization” as defined in Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of Class A, Class C, and Class P shares of common stock of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”) (collectively, the “Assumed Liabilities”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the corresponding class of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Company and the Trust are each registered investment companies classified as management companies of the open-end type;

WHEREAS, the Acquiring Fund is authorized to issue shares of common stock;

WHEREAS, the Board of Directors of the Company and the Board of Trustees of the Trust have determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and the Acquired Fund shareholders, respectively, and is not dilutive of the interests of those shareholders; and

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.     TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1.          Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Acquired Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

1.2.          (a)           The Acquired Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the Acquired Fund in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder to the extent such records pertain to the Acquired Fund.

(b)         The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund.

1.3.          The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due before the Closing.

1.4.          On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund (the “Acquired Fund Shares”) held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the Trust instructing the Company to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Trust shall promptly provide the Company with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

1.6.          Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.          Any reporting responsibility of the Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2.                                       VALUATION

2.1.          The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). [Lord, Abbett & Co., LLC] [WH:  Can the brackets be removed here?] (the “Adviser”) shall compute the NAV per Acquiring Fund Share in the manner set forth in the Company’s Articles of Incorporation (the “Articles”), or By-Laws, and the Acquiring Fund’s then-current prospectus and statement of additional information. The Adviser shall compute the NAV per share of the Acquired Fund in the manner set forth in the Trust’s Agreement and Declaration of Trust, or By-laws, and the Acquired Fund’ then-current prospectus and statement of additional information. The Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

2.2.          The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Adviser by dividing the NAV of the applicable Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3.          The Acquiring Fund and the Acquired Fund shall cause the Adviser to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by the Adviser in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

3.                                       CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be December 14, 2007, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the principal offices of the Acquiring Fund, 90 Hudson Street, Jersey City, NJ 07302-3973, or at such other place as the parties may agree.

3.2.          Portfolio securities that are held other than in book-entry form in the name of State Street Bank and Trust Company (the “Acquired Fund Custodian”) as record holder for the Acquired Fund shall be presented by the Acquired Fund to State Street Bank and Trust Company (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian’s records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

3.3.          The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

3.4.          If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.          The Acquired Fund shall deliver, or cause its transfer agent to deliver, at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Trust and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Trust’s records by such officers or one of the Trust’s service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as such other party or its counsel may reasonably request.

4.                                       REPRESENTATIONS AND WARRANTIES

4.1.          Except as set forth on a disclosure schedule previously provided by the Acquired Fund to the Acquiring Fund, the Trust, on behalf of the Acquired Fund, represents, warrants, and covenants to the Acquiring Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)         The Acquired Fund is a series of the Trust.  The Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund’s shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Trust and the Acquired Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)         The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)         The Trust is not in violation of, and the execution, and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Trust’s Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Trust to which the Acquired Fund is a party or by which the Acquired Fund or any of its assets are bound;

(d)         No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets. Neither the Trust nor the Acquired Fund know of no facts that might form the basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e)         The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or before the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

(f)          The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2006, have been audited by an independent registered public accounting firm retained by the Acquired Fund, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Acquired Fund have been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

(g)         Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended March 31, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund’s portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

(h)         For each taxable year of its operation since its inception, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

4.1.h.1     Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

4.1.h.2     The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below) that were due and payable or that were claimed to be due;

4.1.h.3     All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

4.1.h.4     The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

4.1.h.5     The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

4.1.h.6     The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

4.1.h.7     The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in paragraph 5.7, rather than in any notes thereto (the “Tax Reserves”). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

4.1.h.8     The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

4.1.h.9     The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

4.1.h.10   The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund Representation Certificate to be delivered pursuant to paragraph 7.4;

4.1.h.11   There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

4.1.h.12   The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund’s Tax books and records; and

4.1.h.13   For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments, or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business, organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise, and other taxes imposed by the United States of America or any state, local, or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments, or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements, or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i)          All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

(j)          At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power, and authority to sell, assign, transfer, and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k)         The Acquired Fund has the corporate and trust power, and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund’s Board of Trustees, and, subject to the approval of the Acquired Fund’s shareholders, assuming due authorization, execution, and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(l)          The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m)        The information included in the proxy statement (the “Proxy Statement”) forming part of the Acquiring Fund’s Registration Statement on Form N-14 filed in connection with this Agreement (the “Registration Statement”) that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n)         Upon the effectiveness of the Registration Statement, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund or the Acquired Fund of the transactions contemplated by this Agreement;

(o)         All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p)         The prospectuses and statements of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

(q)         The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Acquired Fund with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the Conduct Rules of the National Association of Securities Dealers, Inc. (the “NASD”), state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r)          Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any “affiliated person” of the Acquired Fund have been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(s)         The tax representation certificate to be delivered by the Trust, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the “Acquired Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading;

(t)          The Acquired Fund will review its assets and prior to the Closing Date dispose of any portfolio holdings that are not compatible with the Acquiring Fund’s investment objective and policies; and

(u)         The Acquired Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Trust’s Board of Trustees.

4.2.          Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Acquired Fund, the Company, on behalf of the Acquiring Fund, represents, warrants, and covenants to the Acquired Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)         The Acquiring Fund is a series of the Company.  The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland. The Company has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Company and the Acquiring Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)         The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)         The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information for the Acquiring Fund used during the three years previous to the date of this Agreement, and any amendment or supplement to any of the foregoing, conform or conformed at the time their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(d)         The Acquiring Fund’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(e)         The Registration Statement, the Proxy Statement, and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or before the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(f)          The Company is not in violation of, and the execution, and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Articles or by-laws of the Company or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which the Company is a party or by which the Acquiring Fund or any of its assets is bound;

(g)         No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquiring Fund nor the Acquiring Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquiring Fund’s business, or its ability to consummate the transactions contemplated herein;

(h)         The statement of assets and liabilities of the Acquiring Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2006 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

(i)          Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended March 31, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, business, or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund’s portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

(j)          For each taxable year of its operation since its inception, the Acquiring Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

4.2.j.1      Within the times and in the manner prescribed by law, the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

4.2.j.2      The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

4.2.j.3      All Tax Returns filed by the Acquiring Fund constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

4.2.j.4      The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

4.2.j.5      The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

4.2.j.6      The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary

Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

4.2.j.7      The unpaid Taxes of the Acquiring Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth in the financial statements referred to in paragraph 4.2(h).  All Taxes that the Acquiring Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

4.2.j.8      The Acquiring Fund has delivered to Acquired Fund or made available to Acquired Fund complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. The Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

4.2.j.9      The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

4.2.j.10    The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund Tax Representation Certificate to be delivered pursuant to paragraph 6.3;

4.2.j.11    There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquiring Fund relating to or attributable to Taxes, except for Taxes not yet due and payable; and

4.2.j.12    The Tax bases of the assets of the Acquiring Fund are accurately reflected on the Acquiring Fund’s Tax books and records.

(k)         The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)          All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

(m)        The Company has the trust power, and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Company’s Board of Directors, and, assuming due authorization, execution, and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)         The information to be furnished in writing by the Company, on behalf of the Acquiring Fund, or the Adviser for use in applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o)         No consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(p)         The Company currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Company currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by the Company with respect to the Acquiring Fund. All advertising and sales material used by the Company complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the Conduct Rules of the NASD, state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, the NASD, or any state securities authorities by the Company have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law.  Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(q)         Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

(r)          The tax representation certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the “Acquiring Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

(s)         The Acquiring Fund’s execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by the Company’s Board of Directors.

5.                                       COVENANTS OF THE FUNDS

5.1.          The Acquired Fund will operate the Acquired Fund’s business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2.          The Trust will call and hold a special meeting of the Acquired Fund’s shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3.          The Acquiring Fund will prepare the notice of meeting, form of proxy, and Registration Statement (collectively, “Proxy Materials”) to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4.          The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

5.6.          Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

5.7.          The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

5.8.          Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9.          From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(C) of the Code and shall not take any position inconsistent with such treatment.

5.10.        From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.11.        Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1.          All representations and warranties by the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.          The Company shall have delivered to the Trust on the Closing Date a certificate of the Company, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Trust shall reasonably request;

6.3.          The Company, on behalf of the Acquiring Fund, shall have delivered to the Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Company and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Company and the Trust, concerning certain tax-related matters with respect to the Acquired Fund;

6.4.          The Board of Directors of the Company shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

7.                                       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1.          All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.          The Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Trust’s Treasurer or Assistant Treasurer;

7.3.          The Trust shall have delivered to the Company on the Closing Date a certificate of the Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Company shall reasonably request;

7.4.          The Trust, on behalf of the Acquired Fund, shall have delivered to the Company and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Company and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Company and the Trust, concerning certain tax-related matters with respect to the Acquired Fund; and

7.5.          The Board of Trustees of the Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.                                       FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of the Trust’s Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund’s shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2.          On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4.          The Acquiring Fund’s Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5.          The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Trust and the Company and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code.

8.6.          The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.                                       BROKERAGE FEES AND EXPENSES

9.1.          Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.          The parties have been informed by the Adviser that it will pay the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses).

10.                                 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Company and the Trust each agrees that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.                                 TERMINATION

11.1.        This Agreement may be terminated by the mutual agreement of the Company and the Trust. In addition, either party may at its option terminate this Agreement at or before the Closing Date:

(a)         because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or before the Closing Date;

(b)         because of a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met;

(c)         by resolution of the Company’s Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders;

(d)         by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders; or

(e)         if the transactions contemplated by this Agreement shall not have occurred on or before    [March 31, 2008] or such other date as the parties may mutually agree upon in writing.

11.2.        In the event of any such termination, there shall be no liability for damages on the part of the Company, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees/Directors or officers of the Trust or the Company, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.                                 AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the Acquired Fund’s shareholders called by the Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.                                 NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund and the Acquiring Fund at 90 Hudson Street, Jersey City, NJ 07302-3973.

14.                                 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1.        The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the Company and the Trust shall not be binding upon any of their respective Directors/Trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the Company’s Articles or the Trust’s Declaration of Trust, respectively. The execution, and delivery of this Agreement have been authorized by the trustees of the Company and of the Trust and this Agreement has been executed by authorized officers of the Company and the Trust, acting as such, and neither such authorization by such trustees nor such execution, and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the Company’s Articles and the Trust’s Declaration of Trust, respectively.

*  *  *  *  *

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	Lord Abbett Municipal Income Fund, Inc.,
on behalf of its series,
Lord Abbett National Tax-Free Income Fund

By:	By:
Name: Christina T. Simmons	Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary	Title: Vice President and Secretary

Attest:	Lord Abbett Municipal Income Trust,
on behalf of its series,

By:	By:
Name: Christina T. Simmons	Name: Lawrence H. Kaplan
Title: Vice President and Assistant Secretary	Title: Vice President and Secretary

YOU MAY VOTE IN ANY ONE OF FOUR WAYS:
(1) VIA THE INTERNET (2) BY TELEPHONE (3) BY MAIL USING THIS BALLOT (4) IN PERSON AT THE MEETING
We encourage you to vote by Internet or telephone. Regardless of the method you choose, however, please take the time to read the full text of the Proxy Statement before voting.
YOUR VOTE IS IMPORTANT. PLEASE VOTE TODAY!

	VOTING ON THE INTERNET	VOTING BY PHONE	VOTING BY MAIL
	• Read the Proxy Statement and have this Proxy Ballot at hand • Log on to www.proxyweb.com • Follow the on-screen instructions	• Read the Proxy Statement and have this Proxy Ballot at hand • Call toll-free 1-888-221-0697 • Follow the recorded instructions

•     Read the Proxy Statement

•     Check appropriate boxes on the proxy card

•     Sign, date and return this proxy card

•     Mail completed proxy card to: Proxy Services, Lord Abbett Municipal Income Fund, P.O. Box 9173, Farmingdale,
NY 11735-9850

999 999 999 999 99 ←
FUND NAME PRINTS HERE
FUND NAME PRINTS HERE
If you vote by Telephone or Internet, please do not mail your card.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF THE LORD ABBETT MUNICIPAL INCOME FUND, INC.

The undersigned hereby appoints ROBERT S. DOW, LAWRENCE H. KAPLAN and LAWRENCE B. STOLLER and each of them as proxies, with full power of substitution, to vote (according to the number of votes which the undersigned would be entitled to cast if then personally present) at a meeting of the shareholders of the above-referenced Fund scheduled to be held on December 7, 2007, including all adjournments thereof, as specified on the reverse, and in their discretion upon such other business as may properly be brought before the meeting.

	ê	Date __________________, 2007

For information as to the voting of shares registered in more than one name, see [___] of the proxy statement.

	Signature(s) (and Title(s), if applicable)	(Please sign in box)

When signing the proxy as attorney, executor, Administrator, trustee, or guardian, please indicate the capacity in which you are acting. Only authorized officers should sign for corporations.

ê	ê	LA Muni Fund - lp

MIS EDITS: # OF CHANGES___/___PRF 1 ____PRF 2____

OK TO PRINT AS IS*____*By signing this form you are authorizing MIS to print this form in its current state.
LABEL BELOW FOR MIS USE ONLY!
PO# M-2590	SIGNATURE OF PERSON AUTHORIZING PRINTING	DATE
LORD, ABBETT #387

LORD ABBETT MUNICIPAL
ORIGINAL 2UP OVSZ 07-23-07 JM
LAURA (LORD ABBETT - MUNI 2UP 2007 LP)
REVIEW #1 7-23-07 KD
REVIEW #2 7-24-07 KD
REVIEW #3 07-25-07 JM
REVISION #1 07-26-07JM

ê	Please fill in box as shown using black or blue ink or number 2 pencil. ☒ PLEASE DO NOT USE FINE POINT PENS.	ê

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AT THE MEETING AND WILL BE VOTED IN ACCORDANCE WITH ANY SPECIFICATION MADE; IF NO SPECIFICATION IS MADE, SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL BELOW AND FOR ANY OTHER MATTERS AS DEEMED APPROPRIATE.

PROPOSAL:	FOR	AGAINST	ABSTAIN

1.                    To approve an Agreement and Plan of Reorganization between the Fund and Lord Abbett National Tax-Free Income Fund (the “National Fund”) providing for:   (a) the transfer of all of the assets of the Fund to the National Fund in exchange for shares of the corresponding class of the National Fund and the assumption by the National Fund of all of the liabilities of the Fund; (b) the distribution of such shares to the shareholders of the Fund; and (c) the termination of the Fund.

	☐	☐	☐

IN THEIR DISCRETION THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY BE PRESENTED TO THE MEETING OR ANY ADJOURNMENTS, POSTPONEMENTS, CONTINUATIONS OR RESCHEDULINGS THEREOF.

PLEASE COMPLETE, SIGN, DATE, AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

ê	LA Muni Fund - lp	ê

MIS EDITS: # OF CHANGES___/___PRF 1 ____PRF 2____

OK TO PRINT AS IS*____*By signing this form you are authorizing MIS to print this form in its current state.
LABEL BELOW FOR MIS USE ONLY!
PO# M-2590	SIGNATURE OF PERSON AUTHORIZING PRINTING	DATE
LORD, ABBETT #387

LORD ABBETT MUNICIPAL
ORIGINAL 2UP OVSZ 07-23-07 JM
LAURA (LORD ABBETT - MUNI 2UP 2007 LP)
REVIEW #1 7-24-07 KD
REVISION #! 07-26-07 JM

YOU MAY VOTE IN ANY ONE OF FOUR WAYS:

(1) VIA THE INTERNET (2) BY TELEPHONE (3) BY MAIL USING THIS BALLOT (4) IN PERSON AT THE MEETING
We encourage you to vote by Internet or telephone. Regardless of the method you choose, however, please take the time to read the full text of the Proxy Statement before voting.

YOUR VOTE IS IMPORTANT. PLEASE VOTE TODAY!

	VOTING ON THE INTERNET	VOTING BY PHONE	VOTING BY MAIL
999 999 999 999 99 ← FUND NAME PRINTS HERE	• Read the Proxy Statement and have this Proxy Ballot at hand • Log on to www.proxyweb.com • Follow the on-screen instructions	• Read the Proxy Statement and have this Proxy Ballot at hand • Call toll-free 1-888-221-0697 • Follow the recorded instructions

•     Read the Proxy Statement

•     Check appropriate boxes on the proxy card

•     Sign, date and return this proxy card

•     Mail completed proxy card to: Proxy Services, Lord Abbett Municipal Income Trust, P.O. Box 9173, Farmingdale,
NY 11735-9850

FUND NAME PRINTS HERE	If you vote by Telephone or Internet, please do not mail your card.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE LORD ABBETT MUNICIPAL INCOME TRUST, INC.

The undersigned hereby appoints ROBERT S. DOW, LAWRENCE H. KAPLAN and LAWRENCE B. STOLLER and each of them as proxies, with full power of substitution, to vote (according to the number of votes which the undersigned would be entitled to cast if then personally present) at a meeting of the shareholders of the above-referenced Fund scheduled to be held on December 7, 2007, including all adjournments thereof, as specified on the reverse, and in their discretion upon such other business as may properly be brought before the meeting.

	ê	Date __________________, 2007

For information as to the voting of shares registered in more than one name, see [___] of the proxy statement.

	Signature(s) (and Title(s), if applicable)		(Please sign in box)

When signing the proxy as attorney, executor, Administrator, trustee, or guardian, please indicate the capacity in which you are acting. Only authorized officers should sign for corporations.

ê		ê	LA Muni Trust - lp

MIS EDITS: # OF CHANGES___/___PRF 1 ____PRF 2____

OK TO PRINT AS IS*____*By signing this form you are authorizing MIS to print this form in its current state.

LABEL BELOW FOR MIS USE ONLY!
PO# M-2590	SIGNATURE OF PERSON AUTHORIZING PRINTING	DATE
LORD, ABBETT #387
LORD ABBETT MUNI INCOME TRUST
ORIGINAL 2UP OVSZ 07-26-07 JM
LAURA (LORD ABBETT - MUNI INCOME TRUST 2UP 2007 LP)

ê	Please fill in box as shown using black or blue ink or number 2 pencil. ☒ PLEASE DO NOT USE FINE POINT PENS.	ê

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AT THE MEETING AND WILL BE VOTED IN ACCORDANCE WITH ANY SPECIFICATION MADE; IF NO SPECIFICATION IS MADE, SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL BELOW AND FOR ANY OTHER MATTERS AS DEEMED APPROPRIATE.

PROPOSAL:	FOR	AGAINST	ABSTAIN

1.        To approve an Agreement and Plan of Reorganization between the Fund and Lord Abbett National Tax-Free Income Fund (the “National Fund”) providing for: (a) the transfer of all of the assets of the Fund to the National Fund in exchange for shares of the corresponding class of the National Fund and the assumption by the National Fund of all of the liabilities of the Fund; (b) the distribution of such shares to the shareholders of the Fund; and (c) the termination of the Fund.

	☐	☐	☐

IN THEIR DISCRETION THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY BE PRESENTED TO THE MEETING OR ANY ADJOURNMENTS, POSTPONEMENTS, CONTINUATIONS OR RESCHEDULINGS THEREOF.

PLEASE COMPLETE, SIGN, DATE, AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

ê	LA Muni Trust - lp	ê

MIS EDITS: # OF CHANGES___/___PRF 1 ____PRF 2____

OK TO PRINT AS IS*____*By signing this form you are authorizing MIS to print this form in its current state.
LABEL BELOW FOR MIS USE ONLY!
PO# M-2590	SIGNATURE OF PERSON AUTHORIZING PRINTING	DATE
LORD, ABBETT #387
LORD ABBETT MUNI INCOME TRUST
ORIGINAL 2UP OVSZ 07-26-07 JM
LAURA (LORD ABBETT - MUNI INCOME TRUST 2UP 2007 LP)

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 2007

Acquisition of the Assets of

Lord Abbett Municipal Income Trust

Florida Series

Michigan Series

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Minnesota Tax-Free Income Fund

Lord Abbett Texas Tax-Free Income Fund

Lord Abbett Washington Tax-Free Income Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
[800-201-6984]

by and in exchange for shares of

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett National Tax-Free Income Fund

90 Hudson Street
Jersey City, New Jersey 07302-3973
[800-201-6984]

This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the Lord Abbett Florida Tax-Free Income Fund (the “Florida Tax Free Trust”), a series of Lord Abbett Municipal Income Trust (the “Trust”), Lord Abbett Michigan Tax-Free Income Fund (the “Michigan Tax Free Trust”), a series of the Trust, Lord Abbett Minnesota Tax-Free Income Fund (the “Minnesota Tax Free Fund”), a series of Lord Abbett Municipal Income Fund, Inc. (the “Company”), Lord Abbett Texas Tax-Free Income Fund (the “Texas Tax Free Fund”), a series of the Company, and Lord Abbett Washington Tax-Free Income Fund (the “Washington Tax Free Fund” and collectively with Florida Tax Free Trust, Michigan Tax Free Trust, Minnesota Tax Free Fund, and Texas Tax Free Fund, the “Acquired Funds”), a series of the Company, to the Lord Abbett National Tax Free Fund (the “National Tax Free Fund” or the “Acquiring Fund”), a series of the Company in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds, consists of (i) this cover page and (ii) the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference:

1.               Statements of Additional Information of the Lord Abbett Municipal Income Fund, Inc. and Lord Abbett Municipal Income Trust dated May 1, 2007.

2.               Semi-annual Reports to Shareholders of the Lord Abbett Municipal Income Fund, Inc. and Lord Abbett Municipal Income Trust for the six-month period ended March 31, 2007.

1

4.               Annual Reports to Shareholders of the Lord Abbett Municipal Income Fund, Inc. and Lord Abbett Municipal Income Trust for the year ended September 30, 2006.

Financial statements for the Funds are contained in the Statements of Additional Information referred to above and are incorporated herein by reference in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

This Statement of Additional Information is not a prospectus.  A Combined Prospectus/Proxy Statement dated the date hereof relating to this matter may be obtained without charge by calling or writing the Acquired Funds at the telephone number or address set forth above.  This Statement of Additional Information should be read in conjunction with such Combined Prospectus/Proxy Statement.

2

Pro Forma Schedule of Investments (unaudited)

March 31, 2007

					% of Net
					Assets
			Credit		Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:		Fund	Principal		Principal
	Interest	Maturity	S&P or		Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s		Combined	(000)	Value	(000)	Value

MUNICIPAL BONDS

Education
Allegheny Cnty PA Higher Ed
Bldg Auth Rev Carnegie Mellon Univ	5.125%	3/1/2032	AA-			$2,000	$2,088,420	$—	$—

Allegheny Cnty PA Higher Ed
Univ Rev Ser A	4.75%	2/15/2026	Baa3			500	505,020	—	—

CA Edl Facs Auth Rev Univ La
Verne Ser A	5.00%	6/1/2035	Baa2			1,000	1,028,950	—	—

CA Edl Facs Auth Rev USC Ser A	5.00%	10/1/2033	AA+			10,000	10,441,400	—	—

CA Statewide Cmnty Dev Auth
Sonoma Country Day Sch COP	6.00%	1/1/2029	NR			2,900	2,904,640	—	—

Carman-Ainsworth MI Cmnty Sch
Unrefunded Bal(7)	5.00%	5/1/2027	AAA			—	—	—	—

Central WA Univ Sys Rev(7)	5.00%	5/1/2034	Aaa			—	—	—	—

DE St Econ Dev Auth Rev DE
Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA			900	961,596	—	—

Dist of Columbia Rev James F
Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A			450	483,570	—	—

Doctor Charles Drew Academy
MI COP	5.70%	11/1/2036	NR			1,555	1,598,198	—	—

Fort Bend TX Indpt Sch Dist
Ser A PSF GTD	5.25%	8/15/2027	AAA			—	—	—	—

Grand Traverse Academy MI
Pub Sch Academy Rev	5.00%	11/1/2036	BBB-			—	—	—	—

Grand Vly MI St Univ Rev(7)	5.50%	2/1/2018	AAA			—	—	—	—

Harrisburg PA Auth Univ Rev
Harrisburg Univ of Science A	5.40%	9/1/2016	NR			1,690	1,731,236	—	—

IA Higher Ed Ln Auth Rev Ref
Wartburg Ser A	5.30%	10/1/2037	BBB-	(a)		3,000	3,104,790	—	—

LA St Univ & Agric & Mech
College Hlth Sciences Ctr Pj(12)	6.375%	5/1/2031	AAA			2,290	2,479,932	—	—

La Vernia Higher Ed Fin Corp Rev
Southwest Winners Fndtn Inc A(1)	5.00%	2/15/2024	A			—	—	—	—

Lee Cnty FL Indl Dev Auth Dev Rev
Lee Charter Foundation Ser A(b)	5.25%	6/15/2027	BB			1,500	1,512,855	—	—

Lee Cnty FL Indl Dev Auth Indl Dev
Rev Ser A Lee Charter Fndn(b)	5.375%	6/15/2037	BB			1,830	1,852,051	—	—

MA St Dev Fin Agy Rev Boston
Univ Ser P	5.375%	5/15/2039	A3			1,000	1,127,730	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value

MUNICIPAL BONDS

Education
Allegheny Cnty PA Higher Ed
Bldg Auth Rev Carnegie Mellon Univ	$—	$—	$—	$—	$—	$—	$—	$—	$2,000	$2,088,420

Allegheny Cnty PA Higher Ed
Univ Rev Ser A	—	—	—	—	—	—	—	—	500	505,020

CA Edl Facs Auth Rev Univ La
Verne Ser A	—	—	—	—	—	—	—	—	1,000	1,028,950

CA Edl Facs Auth Rev USC Ser A	—	—	—	—	—	—	—	—	10,000	10,441,400

CA Statewide Cmnty Dev Auth
Sonoma Country Day Sch COP	—	—	—	—	—	—	—	—	2,900	2,904,640

Carman-Ainsworth MI Cmnty Sch
Unrefunded Bal(7)	480	498,259	—	—	—	—	—	—	480	498,259

Central WA Univ Sys Rev(7)	—	—	—	—	—	—	1,000	1,045,380	1,000	1,045,380

DE St Econ Dev Auth Rev DE
Tech Pk Univ DE Pj(2)	—	—	—	—	—	—	—	—	900	961,596

Dist of Columbia Rev James F
Oyster Elem Sch Pilot(1)	—	—	—	—	—	—	—	—	450	483,570

Doctor Charles Drew Academy
MI COP	—	—	—	—	—	—	—	—	1,555	1,598,198

Fort Bend TX Indpt Sch Dist
Ser A PSF GTD	—	—	—	—	500	537,190	—	—	500	537,190

Grand Traverse Academy MI
Pub Sch Academy Rev	900	915,507	—	—	—	—	—	—	900	915,507

Grand Vly MI St Univ Rev(7)	1,150	1,271,279	—	—	—	—	—	—	1,150	1,271,279

Harrisburg PA Auth Univ Rev
Harrisburg Univ of Science A	—	—	—	—	—	—	—	—	1,690	1,731,236

IA Higher Ed Ln Auth Rev Ref
Wartburg Ser A	—	—	—	—	—	—	—	—	3,000	3,104,790

LA St Univ & Agric & Mech
College Hlth Sciences Ctr Pj(12)	—	—	—	—	—	—	—	—	2,290	2,479,932

La Vernia Higher Ed Fin Corp Rev
Southwest Winners Fndtn Inc A(1)	—	—	—	—	1,210	1,246,397	—	—	1,210	1,246,397

Lee Cnty FL Indl Dev Auth Dev Rev
Lee Charter Foundation Ser A(b)	—	—	—	—	—	—	—	—	1,500	1,512,855

Lee Cnty FL Indl Dev Auth Indl Dev
Rev Ser A Lee Charter Fndn(b)	—	—	—	—	—	—	—	—	1,830	1,852,051

MA St Dev Fin Agy Rev Boston
Univ Ser P	—	—	—	—	—	—	—	—	1,000	1,127,730

See Notes to Financial Statements.

1

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Education (continued)
MA St Dev Fin Agy Rev Boston
Univ Ser P	6.00%	5/15/2059	A3		$1,000	$1,211,250	$—	$—

MA St Hlth & Edl Fac Auth Rev
Boston College Ser N(11)(12)	5.125%	6/1/2033	AAA		3,810	4,014,064	—	—

MI Higher Ed Student Ln Auth
Rev Student Ln Ser XVII-P AMT GTD(2)	4.875%	3/1/2030	AAA		—	—	—	—

Miami-Dade Cnty FL Edl Facs
Auth Rev Ser A(2)	6.00%	4/1/2023	AAA		—	—	2,000	2,141,780

Milledgeville-Baldwin Cnty GA Fndtn
GA St College & St Univ	6.00%	9/1/2033	BBB		3,000	3,286,770	—	—

MN St Higher Edl Facs Auth Rev
Augsburg College Ser 6 J1	5.00%	5/1/2028	Baa2		—	—	—	—

MN St Higher Edl Facs Auth Rev
Hamline Univ Ser 5-B	6.00%	10/1/2029	Baa1		—	—	—	—

MN St Higher Edl Facs Auth Rev
Macalester College Ser 6 P	4.25%	3/1/2032	Aa3		—	—	—	—

MN St Higher Edl Facs Auth Rev
St. John Univ Ser 6-G	4.50%	10/1/2026	A2		—	—	—	—

Moorhead MN Edl Facs Rev
Concordia College Corp Pj A	5.00%	12/15/2022	A3		—	—	—	—

NY St Dorm Auth Rev Fashion
Inst Tech(8)	5.50%	7/1/2030	AAA		400	422,188	—	—

OR St Hlth Hsg Ed & Cult
Facs Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-		3,800	4,053,802	—	—

Pinellas Cnty FL Edl Facs
Auth Rev Eckerd College Pj(1)	5.25%	10/1/2029	A		—	—	500	530,690

Plymouth MI Ed Ctr Chrtr Sch
Pub Sch Academy Rev	5.375%	11/1/2035	BBB-		—	—	—	—

Prior Lake MN Indpt Sch Dist
No 719 Ser A(7)	5.25%	2/1/2023	Aaa		—	—	—	—

Provo UT Charter Sch Rev
Freedom Academy Fndtn(b)	5.50%	6/15/2037	NR		1,000	999,730	—	—

Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD	5.25%	2/15/2029	AAA		—	—	—	—

Seattle WA Museum Dev Auth
Spl Oblig GTD	5.125%	4/1/2031	AAA		—	—	—	—

St. Louis MO Indl Dev Auth Rev
Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	702,933	—	—

St. Louis MO Indl Dev Auth Rev
Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	579,215	—	—

St. Louis MO Indl Dev Auth Rev
Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	1,007,380	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Education (continued)
MA St Dev Fin Agy Rev Boston
Univ Ser P	$—	$—	$—	$—	$—	$—	$—	$—	$1,000	$1,211,250

MA St Hlth & Edl Fac Auth Rev
Boston College Ser N(11)(12)	—	—	—	—	—	—	—	—	3,810	4,014,064

MI Higher Ed Student Ln Auth
Rev Student Ln Ser XVII-P AMT GTD(2)	1,000	1,021,050	—	—	—	—	—	—	1,000	1,021,050

Miami-Dade Cnty FL Edl Facs
Auth Rev Ser A(2)	—	—	—	—	—	—	—	—	2,000	2,141,780

Milledgeville-Baldwin Cnty GA Fndtn
GA St College & St Univ	—	—	—	—	—	—	—	—	3,000	3,286,770

MN St Higher Edl Facs Auth Rev
Augsburg College Ser 6 J1	—	—	1,000	1,032,820	—	—	—	—	1,000	1,032,820

MN St Higher Edl Facs Auth Rev
Hamline Univ Ser 5-B	—	—	500	521,320	—	—	—	—	500	521,320

MN St Higher Edl Facs Auth Rev
Macalester College Ser 6 P	—	—	500	483,555	—	—	—	—	500	483,555

MN St Higher Edl Facs Auth Rev
St. John Univ Ser 6-G	—	—	650	655,479	—	—	—	—	650	655,479

Moorhead MN Edl Facs Rev
Concordia College Corp Pj A	—	—	1,125	1,190,779	—	—	—	—	1,125	1,190,779

NY St Dorm Auth Rev Fashion
Inst Tech(8)	—	—	—	—	—	—	—	—	400	422,188

OR St Hlth Hsg Ed & Cult
Facs Auth Reed College Pj Ser A	—	—	—	—	—	—	—	—	3,800	4,053,802

Pinellas Cnty FL Edl Facs
Auth Rev Eckerd College Pj(1)	—	—	—	—	—	—	—	—	500	530,690

Plymouth MI Ed Ctr Chrtr Sch
Pub Sch Academy Rev	405	410,954	—	—	—	—	—	—	405	410,954

Prior Lake MN Indpt Sch Dist
No 719 Ser A(7)	—	—	1,470	1,559,082	—	—	—	—	1,470	1,559,082

Provo UT Charter Sch Rev
Freedom Academy Fndtn(b)	—	—	—	—	—	—	—	—	1,000	999,730

Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD	—	—	—	—	2,000	2,125,120	—	—	2,000	2,125,120

Seattle WA Museum Dev Auth
Spl Oblig GTD	—	—	—	—	—	—	1,000	1,067,840	1,000	1,067,840

St. Louis MO Indl Dev Auth Rev
Confluence Academy Pj Ser A	—	—	—	—	—	—	—	—	700	702,933

St. Louis MO Indl Dev Auth Rev
Confluence Academy Pj Ser A	—	—	—	—	—	—	—	—	575	579,215

St. Louis MO Indl Dev Auth Rev
Confluence Academy Pj Ser A	—	—	—	—	—	—	—	—	1,000	1,007,380

See Notes to Financial Statements.

2

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Education (continued)
Tampa FL Rev Univ Tampa Pj(3)	5.00%	4/1/2035	Aaa		$—	$—	$1,000	$1,045,670

TX St Pub Fin Auth Charter Sch Fin
Corp Rev Kipp Inc Ed Ser A(1)	5.00%	2/15/2036	A		—	—	—	—

Univ MN Spl Purp Rev
St Supported Stadium Debt	5.00%	8/1/2029	AA+		—	—	—	—

Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+		2,015	2,118,430	—	—

Univ NC Sys Pool Rev
Unrefunded Balance Ser A(2)	5.00%	4/1/2027	AAA		1,220	1,282,684	—	—

Univ TX Univ Revs Fing Sys Ser B	5.00%	8/15/2022	AAA		5,675	6,068,561	—	—

Univ VA Univ Revs Gen Ser B~(c)	5.00%	6/1/2019	AAA		3,850	4,082,097	—	—

Univ VA Univ Revs Gen Ser B~(c)	5.00%	6/1/2020	AAA		4,045	4,281,289	—	—

Univ VA Univ Revs Gen Ser B~(c)	5.00%	6/1/2021	AAA		4,245	4,484,991	—	—

Univ VT & St Agric College VT(2)	5.125%	10/1/2037	AAA		1,150	1,209,167	—	—

Univ WA Ed Resh Rev Roosevelt Pj(11)(12)	5.375%	6/1/2029	AAA		—	—	—	—

WA St Higher Ed Facs Auth Rev
Gonzaga Univ Pj(12)	4.75%	4/1/2022	AAA		—	—	—	—

WA St Higher Ed Facs Gonzaga
Univ Pj(12)	5.125%	4/1/2034	AAA		—	—	—	—

WA St Univ Athletic Facs Rev(2)	5.00%	10/1/2022	Aaa		—	—	—	—

Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA		—	—	—	—

Western WA Univ Rev
Unrefunded Bal Student Rec Fee(12)	5.00%	5/1/2033	AAA		—	—	—	—

Whitehouse TX Indpt Sch Dist
Ref Sch Bldg PSF GTD	4.25%	2/15/2032	AAA		—	—	—	—

WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA		2,880	1,354,320	—	—

WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA		800	342,320	—	—

Total				11.59%		73,321,579		3,718,140

General Obligation
Anchor Bay MI Sch Dist Sch
Bldg & Site	5.00%	5/1/2033	AA		—	—	—	—

Argyle TX Indpt Sch Dist(8)	5.25%	8/15/2040	AAA		—	—	—	—

Belding MI Area Sch(2)	5.00%	5/1/2026	AAA		—	—	—	—

Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa		2,000	2,128,080	—	—

Birmingham MI City Sch Dist
Sch Bldg & Site(8)	5.00%	11/1/2033	AAA		—	—	—	—

Bremerton WA(2)	5.25%	12/1/2027	Aaa		—	—	—	—

CA St(b)	5.00%	8/1/2019	A+		3,000	3,221,400	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Education (continued)
Tampa FL Rev Univ Tampa Pj(3)	$—	$—	$—	$—	$—	$—	$—	$—	$1,000	$1,045,670

TX St Pub Fin Auth Charter Sch Fin
Corp Rev Kipp Inc Ed Ser A(1)	—	—	—	—	1,500	1,533,120	—	—	1,500	1,533,120

Univ MN Spl Purp Rev
St Supported Stadium Debt	—	—	1,000	1,063,520	—	—	—	—	1,000	1,063,520

Univ NC Univ Rev Gen	—	—	—	—	—	—	—	—	2,015	2,118,430

Univ NC Sys Pool Rev
Unrefunded Balance Ser A(2)	—	—	—	—	—	—	—	—	1,220	1,282,684

Univ TX Univ Revs Fing Sys Ser B	—	—	—	—	—	—	—	—	5,675	6,068,561

Univ VA Univ Revs Gen Ser B~(c)	—	—	—	—	—	—	—	—	3,850	4,082,097

Univ VA Univ Revs Gen Ser B~(c)	—	—	—	—	—	—	—	—	4,045	4,281,289

Univ VA Univ Revs Gen Ser B~(c)	—	—	—	—	—	—	—	—	4,245	4,484,991

Univ VT & St Agric College VT(2)	—	—	—	—	—	—	—	—	1,150	1,209,167

Univ WA Ed Resh Rev Roosevelt Pj(11)(12)	—	—	—	—	—	—	1,100	1,134,595	1,100	1,134,595

WA St Higher Ed Facs Auth Rev
Gonzaga Univ Pj(12)	—	—	—	—	—	—	1,000	1,006,060	1,000	1,006,060

WA St Higher Ed Facs Gonzaga
Univ Pj(12)	—	—	—	—	—	—	2,080	2,203,926	2,080	2,203,926

WA St Univ Athletic Facs Rev(2)	—	—	—	—	—	—	1,000	1,072,330	1,000	1,072,330

Wayne Cnty MI Cmnty College Impt(2)	565	591,730	—	—	—	—	—	—	565	591,730

Western WA Univ Rev
Unrefunded Bal Student Rec Fee(12)	—	—	—	—	—	—	630	652,220	630	652,220

Whitehouse TX Indpt Sch Dist
Ref Sch Bldg PSF GTD	—	—	—	—	1,000	952,700	—	—	1,000	952,700

WV Univ Rev Univ Sys WV Pj Ser A(2)	—	—	—	—	—	—	—	—	2,880	1,354,320

WV Univ Rev Univ Sys WV Pj Ser A(2)	—	—	—	—	—	—	—	—	800	342,320

Total		4,708,779		6,506,555		6,394,527		8,182,351		102,831,931

General Obligation
Anchor Bay MI Sch Dist Sch
Bldg & Site	1,000	1,043,760	—	—	—	—	—	—	1,000	1,043,760

Argyle TX Indpt Sch Dist(8)	—	—	—	—	1,000	1,067,170	—	—	1,000	1,067,170

Belding MI Area Sch(2)	400	404,744	—	—	—	—	—	—	400	404,744

Bessemer AL School Warrants(2)	—	—	—	—	—	—	—	—	2,000	2,128,080

Birmingham MI City Sch Dist
Sch Bldg & Site(8)	1,000	1,054,070	—	—	—	—	—	—	1,000	1,054,070

Bremerton WA(2)	—	—	—	—	—	—	1,440	1,526,515	1,440	1,526,515

CA St(b)					—	—	—	—	3,000	3,221,400

See Notes to Financial Statements.

3

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
General Obligation (continued)
CA St Rep	5.25%	2/1/2029	A+		$10,000	$10,568,700	$—	$—

Caledonia MI Cmnty Schs CR(8)	5.25%	5/1/2022	AAA		—	—	—	—

Crowley TX Indpt Sch Dist Sch
Bldg PSF GTD	5.50%	8/1/2029	AAA		—	—	—	—

Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA		—	—	—	—

Dallas TX Indpt Sch Dist PSF GTD	5.00%	2/15/2021	AAA		—	—	—	—

Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA		1,000	1,418,610	—	—

De Soto TX(3)	4.25%	2/15/2027	AAA		—	—	—	—

Ennis Indpt Sch Dist TX Cap
Apprec PSF GTD	Zero Coupon	8/15/2037	Aaa		—	—	—	—

Fairfield OH City Sch Dist
Ref Sch Impt(7)	5.375%	12/1/2020	AAA		1,410	1,505,781	—	—

Foothill-De Anza CA Cmnty
College Dist Cap Apprec(12)	Zero Coupon	8/1/2030	AAA		4,505	1,613,826	—	—

Grand Blanc MI Cmnty Schs Sch
Bldg & Site(8)	5.00%	5/1/2021	AAA		—	—	—	—

Grand Rapids MI Smartzone Loc
Dev Auth(2)	5.375%	6/1/2028	AAA		—	—	—	—

Hillsborough Cnty FL Sch Bd COP(12)	5.00%	7/1/2029	AAA		—	—	1,000	1,044,580

Jacksboro TX Indpt Sch Dist
Sch Bldg PSF GTD	5.125%	2/15/2031	AAA		—	—	—	—

Jefferson Cnty AL Sch Warrants(8)	5.50%	2/15/2020	AAA		1,000	1,045,950	—	—

King Cnty WA Pub Transn Sales Tax(12)	5.375%	6/1/2029	AAA		—	—	—	—

King Cnty WA Sch Dist No 405
Bellevue(7)	5.00%	12/1/2020	AAA		—	—	—	—

King Cnty WA Ser B	4.50%	1/1/2024	AAA		—	—	—	—

King Cnty WA Ser B(12)	5.00%	1/1/2030	AAA		—	—	—	—

Los Angeles CAf Uni Sch
Dist Ser A-1(8)	4.50%	7/1/2022	AAA		7,000	7,161,210	—	—

Madre Met Dist No 2 CO Ltd
Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR		1,000	1,002,970	—	—

Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA		—	—	—	—

Marion OH City Sch Dist Sch
Fac Constr & Impt(8)	5.625%	12/1/2022	AAA		500	535,930	—	—

Mason Cnty MI Cent Sch Dist
Sch Bldg & Site Ser A(8)	5.00%	5/1/2024	AAA		—	—	—	—

MI Muni Bd Auth Rev Loc Govt
Ln Pg Ser A(2)	4.25%	5/1/2029	AAA		—	—	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
General Obligation (continued)
CA St Rep	$—	$—	$—	$—	$—	$—	$—	$—	$10,000	$10,568,700

Caledonia MI Cmnty Schs CR(8)	1,025	1,096,883	—	—	—	—	—	—	1,025	1,096,883

Crowley TX Indpt Sch Dist Sch
Bldg PSF GTD	—	—	—	—	1,000	1,108,340	—	—	1,000	1,108,340

Dallas Cnty TX Ref & Impt Ser A	—	—	—	—	250	261,845	—	—	250	261,845

Dallas TX Indpt Sch Dist PSF GTD	—	—	—	—	300	312,858	—	—	300	312,858

Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	—	—	—	—	—	—	—	—	1,000	1,418,610

De Soto TX(3)	—	—	—	—	1,275	1,222,049	—	—	1,275	1,222,049

Ennis Indpt Sch Dist TX Cap
Apprec PSF GTD	—	—	—	—	8,000	1,861,520	—	—	8,000	1,861,520

Fairfield OH City Sch Dist
Ref Sch Impt(7)	—	—	—	—	—	—	—	—	1,410	1,505,781

Foothill-De Anza CA Cmnty
College Dist Cap Apprec(12)	—	—	—	—	—	—	—	—	4,505	1,613,826

Grand Blanc MI Cmnty Schs Sch
Bldg & Site(8)	500	528,950	—	—	—	—	—	—	500	528,950

Grand Rapids MI Smartzone Loc
Dev Auth(2)	1,125	1,225,519	—	—	—	—	—	—	1,125	1,225,519

Hillsborough Cnty FL Sch Bd COP(12)	—	—	—	—	—	—	—	—	1,000	1,044,580

Jacksboro TX Indpt Sch Dist
Sch Bldg PSF GTD	—	—	—	—	1,000	1,066,170	—	—	1,000	1,066,170

Jefferson Cnty AL Sch Warrants(8)	—	—	—	—	—	—	—	—	1,000	1,045,950

King Cnty WA Pub Transn Sales Tax(12)	—	—	—	—	—	—	1,000	1,086,100	1,000	1,086,100

King Cnty WA Sch Dist No 405
Bellevue(7)	—	—	—	—	—	—	2,000	2,102,340	2,000	2,102,340

King Cnty WA Ser B	—	—	—	—	—	—	320	320,202	320	320,202

King Cnty WA Ser B(12)	—	—	—	—	—	—	1,000	1,016,220	1,000	1,016,220

Los Angeles CAf Uni Sch
Dist Ser A-1(8)	—	—	—	—	—	—	—	—	7,000	7,161,210

Madre Met Dist No 2 CO Ltd
Tax Conv Unltd Tax Ser A	—	—	—	—	—	—	—	—	1,000	1,002,970

Mansfield TX Indpt Sch Dist PSF GTD	—	—	—	—	1,000	1,052,670	—	—	1,000	1,052,670

Marion OH City Sch Dist Sch
Fac Constr & Impt(8)	—	—	—	—	—	—	—	—	500	535,930

Mason Cnty MI Cent Sch Dist
Sch Bldg & Site Ser A(8)	1,070	1,138,159	—	—	—	—	—	—	1,070	1,138,159

MI Muni Bd Auth Rev Loc Govt
Ln Pg Ser A(2)	1,000	961,150	—	—	—	—	—	—	1,000	961,150

See Notes to Financial Statements.

4

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
General Obligation (continued)
Mineral Wells TX Indpt Sch
Ref Sch Bldg PSF GTD	5.125%	2/15/2036	Aaa		$—	$—	$—	$—

Minneapolis MN Ser E	5.00%	3/1/2026	AAA		—	—	—	—

New York NY NYC Ser I(12)	5.00%	8/1/2017	AAA		1,500	1,602,210	—	—

New York NY Ser A	6.00%	5/15/2030	AA-		20	21,385	—	—

OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-		1,315	1,338,157	—	—

OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-		1,795	1,831,457	—	—

OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-		980	999,727	—	—

Pflugerville TX Indpt Sch
Dist PSF GTD	5.00%	8/15/2026	AAA		—	—	—	—

Port Seattle WA Ser B AMT	5.75%	12/1/2025	AAA		—	—	—	—

Powell OH(7)	5.50%	12/1/2032	AAA		1,280	1,385,715	—	—

Puerto Rico Comwlth Pub Impt~(c)(12)	5.75%	7/1/2026	AAA		—	—	—	—

Puerto Rico Comwlth
Unrefunded Pub Impt(11)(12)	5.00%	7/1/2028	AAA		—	—	—	—

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB		—	—	—	—

Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA		—	—	—	—

Richland Cnty SC	5.375%	3/1/2030	AA		1,140	1,236,695	—	—

Richland Cnty SC	5.375%	3/1/2031	AA		1,195	1,295,703	—	—

Richland Cnty SC	5.375%	3/1/2032	AA		1,255	1,362,139	—	—

Richland Cnty SC	5.375%	3/1/2033	AA		1,320	1,431,236	—	—

Richmond VA(8)	5.50%	1/15/2018	AAA		500	535,985	—	—

Royal Oak MI Ref Cap Impt Ser B(12)	4.375%	5/1/2026	AAA		—	—	—	—

Saginaw MI City Sch Dist Sch
Bldg & Site(8)	5.00%	5/1/2034	AAA		—	—	—	—

Skagit Cnty WA Pub Hosp Dist No 002(12)	5.25%	12/1/2026	Aaa		—	—	—	—

Socorro TX Indpt Sch Dist
Unrefunded Bal PSF GTD	6.00%	2/15/2015	AAA		—	—	—	—

Southfield MI Pub Schs Sch
Bldg & Site Ser A(7)	5.25%	5/1/2021	AAA		—	—	—	—

Southfield MI Pub Schs Sch
Bldg & Site Ser B(8)	5.00%	5/1/2029	AAA		—	—	—	—

Sullivan Cnty TN Hlth Edl & Hsg Facs Bd
Hosp Rev Wellmont Hlth Sys Pj Ser C~(c)	5.25%	9/1/2036	BBB+		3,000	3,140,565	—	—

Todd Morrison Cass & Wadena
Cntys MN UTD Hosp Dist
Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2		—	—	—	—

TX St Ser B RIBs	8.567%	9/30/2011	Aa1		—	—	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
General Obligation (continued)
Mineral Wells TX Indpt Sch
Ref Sch Bldg PSF GTD	$—	$—	$—	$—	$1,000	$1,063,250	$—	$—	$1,000	$1,063,250

Minneapolis MN Ser E	—	—	500	510,370	—	—	—	—	500	510,370

New York NY NYC Ser I(12)	—	—	—	—	—	—	—	—	1,500	1,602,210

New York NY Ser A	—	—	—	—	—	—	—	—	20	21,385

OR St Alternate Energy Pj Ser A AMT	—	—	—	—	—	—	—	—	1,315	1,338,157

OR St Alternate Energy Pj Ser A AMT	—	—	—	—	—	—	—	—	1,795	1,831,457

OR St Alternate Energy Pj Ser A AMT	—	—	—	—	—	—	—	—	980	999,727

Pflugerville TX Indpt Sch
Dist PSF GTD	—	—	—	—	1,000	1,035,580	—	—	1,000	1,035,580

Port Seattle WA Ser B AMT	—	—	—	—	—	—	750	791,340	750	791,340

Powell OH(7)	—	—	—	—	—	—	—	—	1,280	1,385,715

Puerto Rico Comwlth Pub Impt~(c)(12)	—	—	—	—	1,000	1,060,520	—	—	1,000	1,060,520

Puerto Rico Comwlth
Unrefunded Pub Impt(11)(12)	—	—	175	178,818	—	—	—	—	175	178,818

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	—	—	—	—	745	767,678	—	—	745	767,678

Ramsey Cnty MN St Aid Str Ser C	—	—	500	526,785	—	—	—	—	500	526,785

Richland Cnty SC	—	—	—	—	—	—	—	—	1,140	1,236,695

Richland Cnty SC	—	—	—	—	—	—	—	—	1,195	1,295,703

Richland Cnty SC	—	—	—	—	—	—	—	—	1,255	1,362,139

Richland Cnty SC	—	—	—	—	—	—	—	—	1,320	1,431,236

Richmond VA(8)	—	—	—	—	—	—	—	—	500	535,985

Royal Oak MI Ref Cap Impt Ser B(12)	900	898,245	—	—	—	—	—	—	900	898,245

Saginaw MI City Sch Dist Sch
Bldg & Site(8)	1,125	1,177,459	—	—	—	—	—	—	1,125	1,177,459

Skagit Cnty WA Pub Hosp Dist No 002(12)	—	—	—	—	—	—	1,000	1,066,750	1,000	1,066,750

Socorro TX Indpt Sch Dist
Unrefunded Bal PSF GTD	—	—	—	—	35	35,062	—	—	35	35,062

Southfield MI Pub Schs Sch
Bldg & Site Ser A(7)	1,025	1,100,891	—	—	—	—	—	—	1,025	1,100,891

Southfield MI Pub Schs Sch
Bldg & Site Ser B(8)	1,000	1,054,130	—	—	—	—	—	—	1,000	1,054,130

Sullivan Cnty TN Hlth Edl & Hsg Facs Bd
Hosp Rev Wellmont Hlth Sys Pj Ser C~(c)	—	—	—	—	—	—	—	—	3,000	3,140,565

Todd Morrison Cass & Wadena
Cntys MN UTD Hosp Dist
Hlthcare Fac Lakewood	—	—	225	232,502	—	—	—	—	225	232,502

TX St Ser B RIBs	—	—	—	—	5,500	6,412,670	—	—	5,500	6,412,670

See Notes to Financial Statements.

5

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating: S&P or	Fund	Principal		Principal
	Interest	Maturity Date		Pro Forma	Amount		Amount
Investments	Rate		Moody’s	Combined	(000)	Value	(000)	Value
General Obligation (continued)
Tyler TX Indpt Sch Dist Sch
Bldg PSF GTD	5.125%	2/15/2031	AAA		$—	$—	$—	$—

Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(12)	4.75%	5/1/2021	AAA		700	712,859	—	—

Wayne Cnty MI Bldg Auth Cap
Impt Ser A(12)	5.25%	6/1/2016	AAA		—	—	—	—

Webster TX Bal Cfts Oblig Ser A(8)	6.00%	3/1/2017	AAA		—	—	—	—

Winker Cnty TX(13)	5.25%	2/15/2031	AA		—	—	—	—

Wood Cnty OH Pub Libr Impt(12)	5.875%	12/1/2022	Aaa		1,000	1,104,700	—	—

Woodhaven Brownstown MI
Sch Dist Ser B(7)	4.25%	5/1/2027	AAA		—	—	—	—

Wyandotte Cnty KS Sch Dist No 204
Bonner Springs Ser A(8)	5.60%	9/1/2020	Aaa		235	248,781	—	—

Total				10.34%		48,449,771		1,044,580

Healthcare
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A		1,000	1,061,050	—	—

AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(7)	5.50%	6/1/2014	Aaa		1,130	1,248,605	—	—

Bemidji MN Hlthcare Fac North
Country Hlth Svcs(13)	5.00%	9/1/2024	AA		—	—	—	—

Bemidji MN Hlthcare Fac North
Cnty Hlth Svcs	5.00%	9/1/2024	A		—	—	—	—

Birmingham Baptist Med Ctr AL
Baptist Hlth Sys Ser A	5.00%	11/15/2030	Baa1		3,310	3,388,943	—	—

Brazos Cnty TX Hlth Fac Dev
Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-		1,615	1,700,110	—	—

Breckenridge MN Rev Catholic
Hlth Initiatives A	5.00%	5/1/2030	AA		—	—	—	—

Brevard Cnty FL Hlth Facs Auth
Hlthcare Facs Rev Hlth First Inc Pj	5.00%	4/1/2034	A		—	—	1,000	1,032,900

CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+		3,000	3,155,400	—	—

Camden Cnty NJ Impt Auth Hlthcare
Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		1,180	1,207,659	—	—

Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	BBB+		1,990	2,098,554	—	—

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(11)(12)	5.00%	2/15/2015	AAA		1,600	1,663,488	—	—

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(11)(12)	5.00%	2/15/2016	AAA		1,000	1,038,060	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
General Obligation (continued)
Tyler TX Indpt Sch Dist Sch
Bldg PSF GTD	$—	$—	$—	$—	$700	$744,275	$—	$—	$700	$744,275

Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(12)	—	—	—	—	—	—	—	—	700	712,859

Wayne Cnty MI Bldg Auth Cap
Impt Ser A(12)	500	506,220	—	—	—	—	—	—	500	506,220

Webster TX Bal Cfts Oblig Ser A(8)	—	—	—	—	500	530,705	—	—	500	530,705

Winker Cnty TX(13)	—	—	—	—	1,000	1,061,020	—	—	1,000	1,061,020

Wood Cnty OH Pub Libr Impt(12)	—	—	—	—	—	—	—	—	1,000	1,104,700

Woodhaven Brownstown MI
Sch Dist Ser B(7)	60	58,416	—	—	—	—	—	—	60	58,416

Wyandotte Cnty KS Sch Dist No 204
Bonner Springs Ser A(8)	—	—	—	—	—	—	—	—	235	248,781

Total		12,248,596		1,448,475		20,663,382		7,909,467		91,764,271

Healthcare
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)	—	—	—	—	—	—	—	—	1,000	1,061,050

AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(7)	—	—	—	—	—	—	—	—	1,130	1,248,605

Bemidji MN Hlthcare Fac North
Country Hlth Svcs(13)	—	—	500	517,440	—	—	—	—	500	517,440

Bemidji MN Hlthcare Fac North
Cnty Hlth Svcs	—	—	505	526,932	—	—	—	—	505	526,932

Birmingham Baptist Med Ctr AL
Baptist Hlth Sys Ser A	—	—	—	—	—	—	—	—	3,310	3,388,943

Brazos Cnty TX Hlth Fac Dev
Franciscan Svcs Corp Oblig Grp	—	—	—	—	—	—	—	—	1,615	1,700,110

Breckenridge MN Rev Catholic
Hlth Initiatives A	—	—	500	520,830	—	—	—	—	500	520,830

Brevard Cnty FL Hlth Facs Auth
Hlthcare Facs Rev Hlth First Inc Pj	—	—	—	—	—	—	—	—	1,000	1,032,900

CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A	—	—	—	—	—	—	—	—	3,000	3,155,400

Camden Cnty NJ Impt Auth Hlthcare
Redev Rev Cooper Hlth Sys Oblig Grp A	—	—	—	—	—	—	—	—	1,180	1,207,659

Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A	—	—	—	—	—	—	—	—	1,990	2,098,554

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(11)(12)	—	—	—	—	—	—	—	—	1,600	1,663,488

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(11)(12)	—	—	—	—	—	—	—	—	1,000	1,038,060

See Notes to Financial Statements.

6

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating: S&P or	Fund	Principal		Principal
	Interest	Maturity Date		Pro Forma	Amount		Amount
Investments	Rate		Moody’s	Combined	(000)	Value	(000)	Value
Healthcare (continued)
Dakota Cnty MN Cmnty Dev Agy
Multi Fam Hsg Rev Ref Commons on
Marice Pj A	5.00%	5/1/2042	NR		$2,000	$1,986,820	$—	$—

Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2		2,000	2,052,340	—	—

Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2		1,750	1,824,567	350	364,913

Duluth MN Econ Dev
Benedictine Hlth Sys St. Marys	5.25%	2/15/2028	A-		—	—	—	—

Duluth MN Econ Dev
Benedictine Hlth Sys St. Marys	5.25%	2/15/2033	A-		—	—	—	—

Dutchess Cnty NY Indl Dev Agy Civic
Fac Rev Elant Fishkill Inc Ser A	5.25%	1/1/2037	NR		1,000	1,006,440	—	—

Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A		1,000	1,056,960	—	—

Fargo ND Hlth Sys Rev
Meritcare Oblig Grp A(12)	5.375%	6/1/2027	AAA		1,000	1,022,000	—	—

Glendale AZ Indl Dev Auth
Ref John C Lincoln Hlth Ser B	5.25%	12/1/2024	BBB		1,790	1,877,424	—	—

Halifax Hosp Med Ctr FL Hosp
Rev Ref & Impt Ser A	5.00%	6/1/2038	BBB+		1,825	1,861,171	175	178,469

Hamilton Cnty OH Hosp Facs
Cincinnati Children’s Hosp J(7)	5.25%	5/15/2034	AAA		3,395	3,612,110	—	—

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)	5.30%	9/15/2028	A		—	—	—	—

HI St Dept Budget & Fin Spl Purp Rev
Linked Ctfs	6.40%	7/1/2013	BBB+		3,250	3,551,145	—	—

Highlands Cnty FL Hlth Facs Auth
Rev Hosp Adventist Hlth Sys Ser C	5.25%	11/15/2036	A+		—	—	1,000	1,057,960

Hillsborough Cnty FL Indl Dev Auth
Hosp Rev Tampa Gen Hosp Pj~(c)	5.25%	10/1/2041	A3		3,000	3,166,905	2,000	2,111,270

Howard Cnty MD Ret Cmnty Rev
Ref Vantage House Fac Ser A(b)	5.25%	4/1/2033	NR		1,000	1,023,020	—	—

IL Fin Auth Rev Clare at Wtr
Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+		10,000	10,658,600	—	—

Johnson City TN Hlth & Edl Facs Bd
First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+		2,000	2,143,460	—	—

Kent Hosp Fin Auth MI Rev Met
Hosp Pj Ser A	6.00%	7/1/2035	BBB		2,125	2,319,374	—	—

Knox Cnty TN Hlth Ed & Hsg Fac
Brd Hosp Facs Rev Baptist Hlth Sys
East TN	6.50%	4/15/2031	Ba2		1,500	1,572,150	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Healthcare (continued)
Dakota Cnty MN Cmnty Dev Agy
Multi Fam Hsg Rev Ref Commons on
Marice Pj A	$—	$—	$—	$—	$—	$—	$—	$—	$2,000	$1,986,820

Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	—	—	—	—	—	—	—	—	2,000	2,052,340

Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	—	—	—	—	400	417,044	—	—	2,500	2,606,524

Duluth MN Econ Dev
Benedictine Hlth Sys St. Marys	—	—	1,000	1,046,820	—	—	—	—	1,000	1,046,820

Duluth MN Econ Dev
Benedictine Hlth Sys St. Marys	—	—	1,035	1,076,628	—	—	—	—	1,035	1,076,628

Dutchess Cnty NY Indl Dev Agy Civic
Fac Rev Elant Fishkill Inc Ser A	—	—	—	—	—	—	—	—	1,000	1,006,440

Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A	—	—	—	—	—	—	—	—	1,000	1,056,960

Fargo ND Hlth Sys Rev
Meritcare Oblig Grp A(12)	—	—	—	—	—	—	—	—	1,000	1,022,000

Glendale AZ Indl Dev Auth
Ref John C Lincoln Hlth Ser B	—	—	—	—	—	—	—	—	1,790	1,877,424

Halifax Hosp Med Ctr FL Hosp
Rev Ref & Impt Ser A	—	—	—	—	—	—	—	—	2,000	2,039,640

Hamilton Cnty OH Hosp Facs
Cincinnati Children’s Hosp J(7)	—	—	—	—	—	—	—	—	3,395	3,612,110

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)	—	—	400	403,920	—	—	—	—	400	403,920

HI St Dept Budget & Fin Spl Purp Rev
Linked Ctfs	—	—	—	—	—	—	—	—	3,250	3,551,145

Highlands Cnty FL Hlth Facs Auth
Rev Hosp Adventist Hlth Sys Ser C	—	—	—	—	—	—	—	—	1,000	1,057,960

Hillsborough Cnty FL Indl Dev Auth
Hosp Rev Tampa Gen Hosp Pj~(c)	—	—	—	—	—	—	—	—	5,000	5,278,175

Howard Cnty MD Ret Cmnty Rev
Ref Vantage House Fac Ser A(b)	—	—	—	—	—	—	—	—	1,000	1,023,020

IL Fin Auth Rev Clare at Wtr
Northwestern Mem Hosp Ser A	—	—	—	—	—	—	—	—	10,000	10,658,600

Johnson City TN Hlth & Edl Facs Bd
First Mtg Mtn Sts Hlth Ser A	—	—	—	—	—	—	—	—	2,000	2,143,460

Kent Hosp Fin Auth MI Rev Met
Hosp Pj Ser A	375	409,301	—	—	—	—	—	—	2,500	2,728,675

Knox Cnty TN Hlth Ed & Hsg Fac
Brd Hosp Facs Rev Baptist Hlth Sys
East TN	—	—	—	—	—	—	—	—	1,500	1,572,150

See Notes to Financial Statements.

7

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating: S&P or	Fund	Principal		Principal
	Interest	Maturity Date		Pro Forma	Amount		Amount
Investments	Rate		Moody’s	Combined	(000)	Value	(000)	Value
Healthcare (continued)
KY Econ Dev Fin Auth Norton
Hlthcare Inc Ser A(12)	Zero Coupon	10/1/2025	AAA		$3,690	$1,543,306	$—	$—

Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(12)	6.00%	7/1/2029	AAA		1,000	1,079,670	—	—

Lee Mem Hlth Sys FL Hosp Ser A(b)	5.00%	4/1/2037	A		—	—	1,000	1,026,910

Louisville & Jefferson Cnty KY Metro
Govt Hlth Sys Rev Norton Hlthcare Inc~(c)	5.00%	10/1/2030	A-		10,000	10,292,750	—	—

Lubbock TX Hlth Facs Dev Corp
Rev Sears Plains Pj(9)	5.70%	1/20/2041	AAA		2,490	2,644,455	—	—

MA St Hlth & Edl Facs Auth
Rev Milton Hosp Ser D	5.375%	7/1/2035	BBB-		2,500	2,608,800	—	—

MA St Hlth & Edl Facs Auth
Rev UMass Mem Issue Ser D	5.00%	7/1/2033	BBB		2,500	2,538,625	—	—

Medical Ctr Hosp Auth GA Rev
Ref Spring Harbor Green Isl Pj(b)	5.25%	7/1/2037	NR		1,000	1,015,760	—	—

MI St Hosp Fin Auth Rev
Henry Ford Hlth Sys A	5.00%	11/15/2038	A1		—	—	—	—

MI St Hosp Fin Auth Rev
Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1		1,250	1,274,150	—	—

MI St Hosp Fin Auth Rev Ref
Trinity Hlth Ser A TCRS(2)	6.00%	12/1/2027	AAA		—	—	—	—

Miami FL Hlth Facs Auth
Catholic Hlth East Ser B	5.25%	11/15/2033	A1		—	—	225	235,730

Minneapolis & St. Paul MN Hsg
Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1		2,100	2,245,719	—	—

Minneapolis MN Hlthcare Sys Rev(12)	5.00%	5/15/2021	AAA		—	—	—	—

MN Agric & Econ Dev Bd Rev
Unrefunded Bal Hlthcare Sys A(12)	5.50%	11/15/2017	AAA		—	—	—	—

MO St Hlth & Ed Facs Auth Rev
Ser A SSM Hlthcare~(c)(2)	5.25%	6/1/2021	AAA		6,825	7,021,086	—	—

Monongalia Cnty WV Bldg Cmnty
Monongalia Gen Hosp Ser A	5.25%	7/1/2035	A-		3,000	3,123,930	—	—

MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(8)	6.00%	1/1/2030	Aaa		615	663,056	—	—

NH Hlth & Edl Fac Auth Rev	6.00%	10/1/2024	A+		250	273,325	—	—

NH Hlth & Edl Fac Auth Rev
Dartmouth-Hitchcock Oblig Grp(8)	5.50%	8/1/2027	AAA		3,500	3,782,450	—	—

NH Hlth & Edl Fac Auth Rev Exeter Pj	5.75%	10/1/2031	A+		1,550	1,645,232	—	—

NH Hlth & Edl Fac Auth Rev
The Memorial Hosp	5.25%	6/1/2036	Baa3		1,000	1,040,490	—	—

NH St Hlth & Ed Concord Hosp(8)	5.50%	10/1/2021	Aaa		710	761,447	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Healthcare (continued)
KY Econ Dev Fin Auth Norton
Hlthcare Inc Ser A(12)	$—	$—	$—	$—	$—	$—	$—	$—	$3,690	$1,543,306

Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(12)	—	—	—	—	—	—	—	—	1,000	1,079,670

Lee Mem Hlth Sys FL Hosp Ser A(b)	—	—	—	—	—	—	—	—	1,000	1,026,910

Louisville & Jefferson Cnty KY Metro
Govt Hlth Sys Rev Norton Hlthcare Inc~(c)	—	—	—	—	—	—	—	—	10,000	10,292,750

Lubbock TX Hlth Facs Dev Corp
Rev Sears Plains Pj(9)	—	—	—	—	—	—	—	—	2,490	2,644,455

MA St Hlth & Edl Facs Auth
Rev Milton Hosp Ser D	—	—	—	—	—	—	—	—	2,500	2,608,800

MA St Hlth & Edl Facs Auth
Rev UMass Mem Issue Ser D	—	—	—	—	—	—	—	—	2,500	2,538,625

Medical Ctr Hosp Auth GA Rev
Ref Spring Harbor Green Isl Pj(b)	—	—	—	—	—	—	—	—	1,000	1,015,760

MI St Hosp Fin Auth Rev
Henry Ford Hlth Sys A	1,000	1,038,630	—	—	—	—	—	—	1,000	1,038,630

MI St Hosp Fin Auth Rev
Marquette Gen Hosp Oblig Grp A	375	382,245	—	—	—	—	—	—	1,625	1,656,395

MI St Hosp Fin Auth Rev Ref
Trinity Hlth Ser A TCRS(2)	1,000	1,078,150	—	—	—	—	—	—	1,000	1,078,150

Miami FL Hlth Facs Auth
Catholic Hlth East Ser B	—	—	—	—	—	—	—	—	225	235,730

Minneapolis & St. Paul MN Hsg
Hlthpartners Oblig Grp Pj	—	—	—	—	—	—	—	—	2,100	2,245,719

Minneapolis MN Hlthcare Sys Rev(12)	—	—	250	263,370	—	—	—	—	250	263,370

MN Agric & Econ Dev Bd Rev
Unrefunded Bal Hlthcare Sys A(12)	—	—	45	46,368	—	—	—	—	45	46,368

MO St Hlth & Ed Facs Auth Rev
Ser A SSM Hlthcare~(c)(2)	—	—	—	—	—	—	—	—	6,825	7,021,086

Monongalia Cnty WV Bldg Cmnty
Monongalia Gen Hosp Ser A	—	—	—	—	—	—	—	—	3,000	3,123,930

MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(8)	—	—	—	—	—	—	—	—	615	663,056

NH Hlth & Edl Fac Auth Rev	—	—	—	—	—	—	—	—	250	273,325

NH Hlth & Edl Fac Auth Rev
Dartmouth-Hitchcock Oblig Grp(8)	—	—	—	—	—	—	—	—	3,500	3,782,450

NH Hlth & Edl Fac Auth Rev Exeter Pj	—	—	—	—	—	—	—	—	1,550	1,645,232

NH Hlth & Edl Fac Auth Rev
The Memorial Hosp	—	—	—	—	—	—	—	—	1,000	1,040,490

NH St Hlth & Ed Concord Hosp(8)	—	—	—	—	—	—	—	—	710	761,447

See Notes to Financial Statements.

8

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating: S&P or	Fund	Principal		Principal
	Interest	Maturity Date		Pro Forma	Amount		Amount
Investments	Rate		Moody’s	Combined	(000)	Value	(000)	Value
Healthcare (continued)
NJ Hlthcare Fac Fin Auth Rev
Hunterdon Medical Ctr Ser A	5.125%	7/1/2035	A-		$1,000	$1,046,760	$—	$—

OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)	5.25%	11/15/2019	AAA		2,000	2,133,140	—	—

Orange Cnty FL Hlth Facs Auth
Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A		—	—	1,000	1,004,360

Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(8)	6.125%	6/1/2024	AAA		2,990	3,001,093	—	—

Puerto Rico Indl Tourist Edl &
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA		—	—	—	—

Puerto Rico Indl Tourist Edl & Med
Envr Ctrl Fac Hosp de la Conception A	6.50%	11/15/2020	AA		—	—	410	452,804

RI St Hlth & Edl Bldg Corp
Rev Roger Williams Rlty(6)	6.50%	8/1/2029	AA		1,240	1,334,736	—	—

Rochester MN Hlthcare Fac Rev(11)(12)	5.50%	11/15/2027	AAA		—	—	—	—

Rochester MN Hlthcare Facs Rev
Mayo Clinic~(c)	5.00%	11/15/2036	AA		6,000	6,269,400	—	—

Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(12)	5.50%	7/1/2028	AAA		—	—	1,905	2,238,775

Skagit Cnty WA Pub Hosp Dist
No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2		—	—	—	—

St. Cloud MN Hlthcare Rev Hosp
Oblig Group Ser A(8)	6.25%	5/1/2018	Aaa		3,320	3,583,409	—	—

St. Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(6)(9)	5.30%	11/20/2022	AAA		—	—	—	—

St. Paul MN Hsg & Redev Auth
Hlthcare Fac Rev Hlthpartners Oblig Grp Pj~(c)	5.25%	5/15/2036	Baa1		—	—	—	—

Stillwater MN Hlthcare Rev
Hlth Sys Oblig Grp	5.00%	6/1/2035	A-		—	—	—	—

Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1		1,500	1,610,415	—	—

Univ CO Hosp Auth Rev Ser A	5.00%	11/15/2037	Baa1		3,000	3,052,590	—	—

Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1		—	—	—	—

WA St Hlthcare Facs Auth Rev
Providence Hlthcare Svcs A(7)	5.00%	10/1/2036	AAA		—	—	—	—

WA St Hsg Fin Commn Nonprofit
Rev Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR		3,650	3,744,352	—	—

WI St Hlth & Edl Facs Auth
Rev Marshfield Clinic Ser A	5.125%	2/15/2026	BBB+		1,300	1,359,748	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Healthcare (continued)
NJ Hlthcare Fac Fin Auth Rev
Hunterdon Medical Ctr Ser A	$—	$—	$—	$—	$—	$—	$—	$—	$1,000	$1,046,760

OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)	—	—	—	—	—	—	—	—	2,000	2,133,140

Orange Cnty FL Hlth Facs Auth
Hosp Orlando Regl Hlthcare B	—	—	—	—	—	—	—	—	1,000	1,004,360

Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(8)	—	—	—	—	—	—	—	—	2,990	3,001,093

Puerto Rico Indl Tourist Edl &
Envr Ctrl Fac Hosp Ser A	—	—	—	—	910	991,936	1,000	1,087,560	1,910	2,079,496

Puerto Rico Indl Tourist Edl & Med
Envr Ctrl Fac Hosp de la Conception A	—	—	—	—	—	—	—	—	410	452,804

RI St Hlth & Edl Bldg Corp
Rev Roger Williams Rlty(6)	—	—	—	—	—	—	—	—	1,240	1,334,736

Rochester MN Hlthcare Fac Rev(11)(12)	—	—	500	514,070	—	—	—	—	500	514,070

Rochester MN Hlthcare Facs Rev
Mayo Clinic~(c)	—	—	5,000	5,224,500	—	—	—	—	11,000	11,493,900

Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(12)	—	—	—	—	—	—	—	—	1,905	2,238,775

Skagit Cnty WA Pub Hosp Dist
No 1 Rev Skagit Vly Hosp	—	—	—	—	—	—	750	789,502	750	789,502

St. Cloud MN Hlthcare Rev Hosp
Oblig Group Ser A(8)	—	—	—	—	—	—	—	—	3,320	3,583,409

St. Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(6)(9)	—	—	50	52,448	—	—	—	—	50	52,448

St. Paul MN Hsg & Redev Auth
Hlthcare Fac Rev Hlthpartners Oblig Grp Pj~(c)	—	—	2,000	2,096,820	—	—	—	—	2,000	2,096,820

Stillwater MN Hlthcare Rev
Hlth Sys Oblig Grp	—	—	1,000	1,037,920	—	—	—	—	1,000	1,037,920

Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp	—	—	—	—	—	—	—	—	1,500	1,610,415

Univ CO Hosp Auth Rev Ser A	—	—	—	—	—	—	—	—	3,000	3,052,590

Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev	—	—	365	379,753	—	—	—	—	365	379,753

WA St Hlthcare Facs Auth Rev
Providence Hlthcare Svcs A(7)	—	—	—	—	—	—	1,500	1,576,350	1,500	1,576,350

WA St Hsg Fin Commn Nonprofit
Rev Skyline at First Hill Pj Ser A	—	—	—	—	—	—	—	—	3,650	3,744,352

WI St Hlth & Edl Facs Auth
Rev Marshfield Clinic Ser A	—	—	—	—	—	—	—	—	1,300	1,359,748

See Notes to Financial Statements.

9

					% of Net
					Assets
			Credit		Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating: S&P or		Fund	Principal		Principal
	Interest	Maturity Date			Pro Forma	Amount		Amount
Investments	Rate		Moody’s		Combined	(000)	Value	(000)	Value
Healthcare (continued)
WI St Hlth & Edl Facs Auth
Rev Marshfield Clinic Ser A	5.375%	2/15/2034	BBB+			$2,500	$2,635,875	$—	$—

Total					18.23%		130,622,124		9,704,091

Housing
AZ Hlth Facs Auth
Beatitudes Campus Pj	5.20%	10/1/2037	NR			1,500	1,510,050	—	—

Crow Wing Cnty MN Hsg Ser A GTD(12)	4.90%	1/1/2034	Aaa			—	—	—	—

Dakota Cnty MN Cmnty Dev
Multi Fam Hsg Rev Agy
Commons on Marice Pj A	5.00%	5/1/2042	NR			—	—	—	—

Dakota Cnty MN Cnty Dev Agy
Sing Fam Mtg Rev Mtg Bkd Secs
Pg Ser B AMT(5)(10)	5.15%	12/1/2038	AAA			—	—	—	—

Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(10)	5.85%	10/1/2030	AAA			—	—	—	—

Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A	5.25%	2/1/2028	Baa3			—	—	—	—

FL Hsg Fin Corp Rev
Hmowner Mtg Ser 4 AMT(5)(10)	5.00%	7/1/2021	Aa1			—	—	1,000	1,035,010

Gaithersburg MD Econ Dev Rev
Asbury MD Oblig Grp A~(c)	5.125%	1/1/2036	BBB-	(a)		5,300	5,436,528	—	—

Henrico Cnty VA Econ Dev Auth Resdl Care
Facs Rev Ref Mtg Westminster Canterbury	5.00%	10/1/2035	BBB-			1,850	1,894,936	—	—

HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR			2,700	2,806,650	—	—

ID Hsg Agy Sing Fam Mtg Ser F AMT(4)(6)	7.45%	7/1/2015	Aaa			65	65,270	—	—

Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)	5.30%	12/1/2020	AAA			1,055	1,086,924	—	—

KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA			500	515,815	—	—

LA Hsg Fin Agy Mtg Rev
Sing Fam Hmownr B AMT(10)	5.80%	6/1/2036	Aaa			1,270	1,339,190	—	—

LA St Citizens Ppty Corp
Assmnt Rev Ser B(2)	5.00%	6/1/2016	AAA			2,700	2,931,093	—	—

Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(5)(10)	6.40%	3/1/2029	Aaa			—	—	375	385,927

MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2			4,160	4,252,560	—	—

MD St Cmnty Dev Admin Resdl
Ser F AMT	5.50%	9/1/2022	Aa2			880	891,458	—	—

MI St Hsg Dev Auth Ltd Oblig Multi Fam
Hsg Rev College Pg Deaconess Tower AMT(9)	5.20%	8/20/2038	Aaa			—	—	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Healthcare (continued)
WI St Hlth & Edl Facs Auth
Rev Marshfield Clinic Ser A	$—	$—	$—	$—	$—	$—	$—	$—	$2,500	$2,635,875

Total		2,908,326		13,707,819		1,408,980		3,453,412		161,804,752

Housing
AZ Hlth Facs Auth
Beatitudes Campus Pj	—	—	—	—	—	—	—	—	1,500	1,510,050

Crow Wing Cnty MN Hsg Ser A GTD(12)	—	—	490	507,890	—	—	—	—	490	507,890

Dakota Cnty MN Cmnty Dev
Multi Fam Hsg Rev Agy
Commons on Marice Pj A	—	—	250	248,352	—	—	—	—	250	248,352

Dakota Cnty MN Cnty Dev Agy
Sing Fam Mtg Rev Mtg Bkd Secs
Pg Ser B AMT(5)(10)	—	—	500	520,727	—	—	—	—	500	520,727

Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(10)	—	—	47	47,902	—	—	—	—	47	47,902

Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A	—	—	300	304,851	—	—	—	—	300	304,851

FL Hsg Fin Corp Rev
Hmowner Mtg Ser 4 AMT(5)(10)	—	—	—	—	—	—	—	—	1,000	1,035,010

Gaithersburg MD Econ Dev Rev
Asbury MD Oblig Grp A~(c)	—	—	—	—	—	—	—	—	5,300	5,436,528

Henrico Cnty VA Econ Dev Auth Resdl Care
Facs Rev Ref Mtg Westminster Canterbury	—	—	—	—	—	—	—	—	1,850	1,894,936

HFDC Cent TX Inc Ret Fac Rev Ser A					—	—	—	—	2,700	2,806,650

ID Hsg Agy Sing Fam Mtg Ser F AMT(4)(6)	—	—	—	—	—	—	—	—	65	65,270

Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)	—	—	—	—	—	—	—	—	1,055	1,086,924

KY Hsg Corp Hsg Rev Ser D AMT	—	—	—	—	—	—	—	—	500	515,815

LA Hsg Fin Agy Mtg Rev
Sing Fam Hmownr B AMT(10)	—	—	—	—	—	—	—	—	1,270	1,339,190

LA St Citizens Ppty Corp
Assmnt Rev Ser B(2)	—	—	—	—	—	—	—	—	2,700	2,931,093

Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(5)(10)	—	—	—	—	—	—	—	—	375	385,927

MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT	—	—	—	—	—	—	—	—	4,160	4,252,560

MD St Cmnty Dev Admin Resdl
Ser F AMT	—	—	—	—	—	—	—	—	880	891,458

MI St Hsg Dev Auth Ltd Oblig Multi Fam
Hsg Rev College Pg Deaconess Tower AMT(9)	700	722,050	—	—	—	—	—	—	700	722,050

See Notes to Financial Statements.

10

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating: S&P or	Fund	Principal		Principal
	Interest	Maturity Date		Pro Forma	Amount		Amount
Investments	Rate		Moody’s	Combined	(000)	Value	(000)	Value
Housing (continued)
MI St Hsg Dev Auth Ltd Oblig Multi Fam
Hsg Rev College Pg Wiliams Pavilion AMT(9)	4.90%	4/20/2048	Aaa		$—	$—	$—	$—

Minneapolis MN Hsg Rev
Ref Keeler Apts Pj Ser A	5.00%	10/1/2037	NR		1,000	993,800	—	—

Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(6)(9)	6.10%	7/20/2020	Aaa		—	—	—	—

Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(9)	5.25%	8/20/2044	Aaa		—	—	—	—

Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(10)	6.25%	11/1/2030	AAA		150	155,531	—	—

Minneapolis St. Paul MN Hsg
Mtg Bkd City Living A4 AMT(5)(10)	5.00%	11/1/2038	AAA		—	—	—	—

MN St Hsg Fin Agy Rsdl
Hsg Fin G AMT	4.85%	7/1/2021	AA+		—	—	—	—

MN St Hsg Fin Agy Rsdl Hsg Fin
Ser B AMT	4.85%	7/1/2031	AA+		—	—	—	—

MN St Hsg Fin Agy Rsdl Hsg Fin
Ser F AMT	5.40%	7/1/2030	AA+		—	—	—	—

MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT	5.85%	7/1/2019	AA+		—	—	—	—

MN St Hsg Fin Agy Sing Fam
Mtg Ser E	5.90%	7/1/2025	AA+		—	—	—	—

MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT	6.25%	7/1/2026	AA+		—	—	—	—

MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+		170	174,517	—	—

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(10)	6.25%	3/1/2031	AAA		110	112,632	—	—

MO St Hsg Dev Cmnty
Mtg Rev Sing Fam Ser E-1 AMT(10)	Zero Coupon	3/1/2029	AAA		345	105,611	—	—

MT St Bd Hsg Sing Fam Mtg Ser A-1(4)(6)	6.05%	12/1/2037	AA+		4,255	4,328,824	—	—

NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT	6.25%	3/1/2012	AA		340	342,917	—	—

New Orleans LA Fin Auth
Mtg Rev Ser B-2 AMT(10)	6.00%	12/1/2018	Aaa		155	156,936	—	—

NJ Econ Dev Auth Rev First Mtg
Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,459,282	—	—

NJ Econ Dev Auth Rev First Mtg
Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	1,015,220	—	—

OK Hsg Fin Agy Sing Fam Mtg Ser B-1(10)	5.30%	9/1/2026	Aaa		55	56,409	—	—

OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(10)	Zero Coupon	3/1/2029	Aaa		2,275	722,267	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Housing (continued)
MI St Hsg Dev Auth Ltd Oblig Multi Fam
Hsg Rev College Pg Wiliams Pavilion AMT(9)	$1,000	$1,005,500	$—	$—	$—	$—	$—	$—	$1,000	$1,005,500

Minneapolis MN Hsg Rev
Ref Keeler Apts Pj Ser A	—	—	500	496,900	—	—	—	—	1,500	1,490,700

Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(6)(9)	—	—	1,000	1,056,450	—	—	—	—	1,000	1,056,450

Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(9)	—	—	300	306,993	—	—	—	—	300	306,993

Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(10)	—	—	—	—	—	—	—	—	150	155,531

Minneapolis St. Paul MN Hsg
Mtg Bkd City Living A4 AMT(5)(10)	—	—	1,000	1,028,268	—	—	—	—	1,000	1,028,268

MN St Hsg Fin Agy Rsdl
Hsg Fin G AMT	—	—	1,365	1,398,442	—	—	—	—	1,365	1,398,442

MN St Hsg Fin Agy Rsdl Hsg Fin
Ser B AMT	—	—	1,865	1,905,545	—	—	—	—	1,865	1,905,545

MN St Hsg Fin Agy Rsdl Hsg Fin
Ser F AMT	—	—	1,105	1,135,200	—	—	—	—	1,105	1,135,200

MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT	—	—	60	60,524	—	—	—	—	60	60,524

MN St Hsg Fin Agy Sing Fam
Mtg Ser E	—	—	125	125,404	—	—	—	—	125	125,404

MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT	—	—	25	25,242	—	—	—	—	25	25,242

MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT	—	—	—	—	—	—	—	—	170	174,517

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(10)	—	—	—	—	—	—	—	—	110	112,632

MO St Hsg Dev Cmnty
Mtg Rev Sing Fam Ser E-1 AMT(10)	—	—	—	—	—	—	—	—	345	105,611

MT St Bd Hsg Sing Fam Mtg Ser A-1(4)(6)	—	—	—	—	—	—	—	—	4,255	4,328,824

NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT	—	—	—	—	—	—	—	—	340	342,917

New Orleans LA Fin Auth
Mtg Rev Ser B-2 AMT(10)	—	—	—	—	—	—	—	—	155	156,936

NJ Econ Dev Auth Rev First Mtg
Seashore Gardens Pj	—	—	—	—	—	—	—	—	1,440	1,459,282

NJ Econ Dev Auth Rev First Mtg
Seashore Gardens Pj	—	—	—	—	—	—	—	—	1,000	1,015,220

OK Hsg Fin Agy Sing Fam Mtg Ser B-1(10)	—	—	—	—	—	—	—	—	55	56,409

OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(10)	—	—	—	—	—	—	—	—	2,275	722,267

See Notes to Financial Statements.

11

					% of Net
					Assets
			Credit		Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:		Fund	Principal		Principal
	Interest	Maturity	S&P or		Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s		Combined	(000)	Value	(000)	Value
Housing (continued)
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa			$1,165	$361,092	$—	$—

OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(10)	Zero Coupon	9/1/2030	Aaa			930	217,081	—	—

Orange Cnty FL Hsg Fin Auth
Hmowner Rev Cap App Ser A1 AMT(10)	Zero Coupon	3/1/2028	Aaa			—	—	225	74,003

Pine City MN Hlthcare & Hsg Rev
Mtg North Branch A(9)	4.75%	10/20/2021	Aaa			—	—	—	—

Pine City MN Hlthcare & Hsg Rev
Mtg North Branch A(9)	4.80%	10/20/2026	Aaa			—	—	—	—

Pinellas Cnty FL Hsg Fin Auth
Multi Cnty Pg Ser B1 AMT(5)(10)	5.00%	3/1/2048	Aaa			—	—	1,100	1,107,590

Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(5)(10)	6.15%	8/1/2019	AAA			5	5,178	—	—

St. Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(6)(9)	5.50%	9/20/2044	Aaa			—	—	—	—

St. Paul MN Port Auth Hsg
Burlington Apt(9)	5.35%	5/1/2031	AAA			—	—	—	—

TX St Dept Hsg & Cmnty Affairs
Sing Fam Mtg Rev Ser D AMT	4.95%	9/1/2028	AAA			—	—	—	—

VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(8)	5.50%	11/1/2021	AAA			1,805	1,818,122	—	—

WA St Hsg Fin Commn Sing Fam
Pg Ser 5A AMT(5)(10)	4.90%	6/1/2037	Aaa			—	—	—	—

WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA			2,230	2,286,776	—	—

Total					6.24%		37,042,669		2,602,530

Industrial
Allegheny Cnty PA Indl Dev Auth
Lease Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)		1,000	1,019,420	—	—

Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-			750	788,648	—	—

Cass Cnty TX Indl Dev Corp
Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB			—	—	—	—

Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB			—	—	—	—

Clark Cnty NV Indl Dev Rev NV
Ser C AMT(2)	5.95%	12/1/2038	AAA			3,320	3,588,754	—	—

East Chicago Indl Solid WstDis Rev
USG Corp Pj AMT	5.50%	9/1/2028	Baa3			1,520	1,657,013	—	—

Escambia Cnty FL Env Impt Rev
Ref Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB			—	—	500	503,635

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Housing (continued)
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1	$—	$—	$—	$—	$—	$—	$—	$—	$1,165	$361,092

OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(10)	—	—	—	—	—	—	—	—	930	217,081

Orange Cnty FL Hsg Fin Auth
Hmowner Rev Cap App Ser A1 AMT(10)	—	—	—	—	—	—	—	—	225	74,003

Pine City MN Hlthcare & Hsg Rev
Mtg North Branch A(9)	—	—	325	333,206	—	—	—	—	325	333,206

Pine City MN Hlthcare & Hsg Rev
Mtg North Branch A(9)	—	—	1,205	1,232,438	—	—	—	—	1,205	1,232,438

Pinellas Cnty FL Hsg Fin Auth
Multi Cnty Pg Ser B1 AMT(5)(10)	—	—	—	—	—	—	—	—	1,100	1,107,590

Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(5)(10)	—	—	—	—	—	—	—	—	5	5,178

St. Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(6)(9)	—	—	750	771,720	—	—	—	—	750	771,720

St. Paul MN Port Auth Hsg
Burlington Apt(9)	—	—	500	503,870	—	—	—	—	500	503,870

TX St Dept Hsg & Cmnty Affairs
Sing Fam Mtg Rev Ser D AMT	—	—	—	—	960	981,475	—	—	960	981,475

VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(8)	—	—	—	—	—	—	—	—	1,805	1,818,122

WA St Hsg Fin Commn Sing Fam
Pg Ser 5A AMT(5)(10)	—	—	—	—	—	—	1,000	1,009,000	1,000	1,009,000

WV St Hsg Dev Fd Hsg Fin Ser B AMT	—	—	—	—	—	—	—	—	2,230	2,286,776

Total		1,727,550		12,009,924		981,475		1,009,000		55,373,148

Industrial
Allegheny Cnty PA Indl Dev Auth
Lease Auth Resdl Res Inc Pj	—	—	—	—	—	—	—	—	1,000	1,019,420

Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT	—	—	—	—	—	—	—	—	750	788,648

Cass Cnty TX Indl Dev Corp
Envr Impt Rev Ser A AMT	—	—	—	—	1,000	1,064,660	—	—	1,000	1,064,660

Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	525	550,184	300	314,391	—	—	—	—	825	864,575

Clark Cnty NV Indl Dev Rev NV
Ser C AMT(2)	—	—	—	—	—	—	—	—	3,320	3,588,754

East Chicago Indl Solid WstDis Rev
USG Corp Pj AMT	—	—	—	—	—	—	—	—	1,520	1,657,013

Escambia Cnty FL Env Impt Rev
Ref Intl Paper Co Pjs Ser A AMT	—	—	—	—	—	—	—	—	500	503,635

See Notes to Financial Statements.

12

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Industrial (continued)
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB		$500	$509,035	$—	$—

Georgetown Cnty SC Envr Intl
Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		3,000	3,022,980	—	—

IL Fin Auth Sports Fac Rev Leafs
Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	1,549,892	—	—

Jacksonville FL Econ Dev Comm
Anheuser Busch Pj Ser B AMT	4.75%	3/1/2047	A		—	—	1,000	975,490

Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT	5.875%	2/1/2036	A		535	540,708	—	—

Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA		—	—	1,250	1,308,750

Liberty NY Dev Corp Rev
Goldman Sachs Headquarters~(c)	5.25%	10/1/2035	AA-		14,984	17,122,489	—	—

NJ Econ Dev Auth Kapkowski Rd
Landfill Pj	6.50%	4/1/2028	Baa3		2,325	2,832,036	—	—

NY New York City Indl Dev Agy Spl
Fac Rev British Airways plc Pj AMT	5.25%	12/1/2032	Ba2		765	757,495	—	—

Orange Cnty TX Nav & Port Dist
Indl Dev Rev North Star Steel TX Pj	6.375%	2/1/2017	A		—	—	—	—

RI St Econ Dev Providence
Place Mall(13)	6.125%	7/1/2020	AA		550	602,558	—	—

Richmond Cnty GA Dev Auth Envr Impt
Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,500	1,511,490	—	—

Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+		—	—	—	—

Tob Settlmnt Auth WA
Tob Settlmnt Asset Bkd	6.50%	6/1/2026	BBB		—	—	—	—

TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB		4,150	4,216,815	550	558,855

Total				6.27%		39,719,333		3,346,730

Lease
AZ St Ser A COP(12)	5.00%	11/1/2020	AAA		200	209,566	—	—

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(12)	5.75%	12/1/2018	Aaa		555	574,464	—	—

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(12)	5.75%	12/1/2019	Aaa		315	326,047	—	—

Broward Cnty FL Sch Bd Ctfs Ser A(7)	5.00%	7/1/2032	AAA				1,000	1057430

Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+		2,250	2,405,857	—	—

Grand Rapids MI Pub Sch(12)	5.00%	11/1/2021	AAA		250	261,993	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Industrial (continued)
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT	$—	$—	$—	$—	$—	$—	$—	$—	$500	$509,035

Georgetown Cnty SC Envr Intl
Paper Co Pj Ser A AMT	—	—	—	—	—	—	—	—	3,000	3,022,980

IL Fin Auth Sports Fac Rev Leafs
Hockey Club Pj Ser A	—	—	—	—	—	—	—	—	1,550	1,549,892

Jacksonville FL Econ Dev Comm
Anheuser Busch Pj Ser B AMT	—	—	—	—	—	—	—	—	1,000	975,490

Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT	—	—	—	—	—	—	—	—	535	540,708

Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)	—	—	—	—	—	—	—	—	1,250	1,308,750

Liberty NY Dev Corp Rev
Goldman Sachs Headquarters~(c)	—	—	—	—	—	—	—	—	14,984	17,122,489

NJ Econ Dev Auth Kapkowski Rd
Landfill Pj	—	—	—	—	—	—	—	—	2,325	2,832,036

NY New York City Indl Dev Agy Spl
Fac Rev British Airways plc Pj AMT	—	—	—	—	—	—	—	—	765	757,495

Orange Cnty TX Nav & Port Dist
Indl Dev Rev North Star Steel TX Pj	—	—	—	—	2,400	2,428,920	—	—	2,400	2,428,920

RI St Econ Dev Providence
Place Mall(13)	—	—	—	—	—	—	—	—	550	602,558

Richmond Cnty GA Dev Auth Envr Impt
Rev Intl Paper Co Pj Ser A AMT	—	—	—	—	—	—	—	—	1,500	1,511,490

Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line	—	—	—	—	5,500	7,217,705	—	—	5,500	7,217,705

Tob Settlmnt Auth WA
Tob Settlmnt Asset Bkd	—	—	—	—	—	—	410	449,725	410	449,725

TSASC Inc NY Ser 1	—	—	—	—	550	558,855	—	—	5,250	5,334,525

Total		550,184		314,391		11,270,140		449,725		55,650,503

Lease
AZ St Ser A COP(12)	—	—	—	—	—	—	—	—	200	209,566

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(12)	—	—	—	—	—	—	—	—	555	574,464

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(12)	—	—	—	—	—	—	—	—	315	326,047

Broward Cnty FL Sch Bd Ctfs Ser A(7)	—	—	—	—	—	—	—	—	1,000	1057430

Charlotte NC Govt Fac Pj Ser G COP	—	—	—	—	—	—	—	—	2,250	2,405,857

Grand Rapids MI Pub Sch(12)	250	261,992	—	—	—	—	—	—	500	523,985

See Notes to Financial Statements.

13

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Lease (continued)
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev
Anheuser Busch Pj AMT	5.90%	4/1/2036	A		$—	$—	$—	$—

Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(12)	5.25%	11/15/2021	AAA		—	—	—	—

Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+		1,000	1,077,980	—	—

Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+		1,755	1,795,225	—	—

MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA		—	—	—	—

Murray City UT Muni Bldg Auth
Lease Rev Ser A(2)	5.30%	12/1/2021	Aaa		2,925	3,132,470	—	—

Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA		—	—	—	—

Rochester MN Indpt Sch Dist
No 535 COP(8)	5.125%	2/1/2020	AAA		—	—	—	—

Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(14)	5.00%	3/1/2022	AAA		1,000	1,039,120	—	—

St. Paul MN Port Auth Lease
Rev Office Bldg	5.00%	12/1/2022	AA+		1,000	1,046,010	—	—

St. Paul MN Port Auth Lease
Rev Office Bldg	5.25%	12/1/2027	AA+		—	—	—	—

Total				2.13%		11,868,732		1,057,430

Miscellaneous
Aleutians East Borough AK Pj Rev
Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A		—	—	350	370,087

AZ Tourism & Sports Auth Tax
Multipurpose Stadium Fac Ser A(12)	5.00%	7/1/2031	Aaa		670	699,493	—	—

Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(12)	Zero Coupon	2/1/2024	AAA		—	—	—	—

Bemidji MN Lease Rev MN St
Bureau Crim Appreh(12)	5.80%	12/1/2021	Aaa		—	—	—	—

Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(12)	5.50%	1/1/2032	Aaa		—	—	—	—

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)	5.50%	7/1/2020	AAA		700	736,211	—	—

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)	5.75%	7/1/2015	AAA		1,500	1,595,925	—	—

Jacksonville FL Excise Taxes
Ref Ser C AMT(12)	5.25%	10/1/2020	AAA		—	—	1,000	1,058,540

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Lease (continued)
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev
Anheuser Busch Pj AMT	$—	$—	$—	$—	$1,505	$1,614,233	$—	$—	$1,505	$1,614,233

Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(12)	—	—	—	—	1,000	1,055,590	—	—	1,000	1,055,590

Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj	—	—	—	—	—	—	—	—	1,000	1,077,980

Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj	—	—	—	—	—	—	—	—	1,755	1,795,225

MI St Hse Reps Cap Apprec COP(2)	3,565	1,654,588	—	—	—	—	—	—	3,565	1,654,588

Murray City UT Muni Bldg Auth
Lease Rev Ser A(2)	—	—	—	—	—	—	—	—	2,925	3,132,470

Olmsted Cnty MN Hsg & Redev	—	—	275	287,694	—	—	—	—	275	287,694

Rochester MN Indpt Sch Dist
No 535 COP(8)	—	—	85	89,062	—	—	—	—	85	89,062

Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(14)	—	—	—	—	—	—	—	—	1,000	1,039,120

St. Paul MN Port Auth Lease
Rev Office Bldg	—	—	—	—	—	—	—	—	1,000	1,046,010

St. Paul MN Port Auth Lease
Rev Office Bldg	—	—	1,000	1,057,490	—	—	—	—	1,000	1,057,490

Total		1,916,580		1,434,246		2,669,823		—		18,946,811

Miscellaneous
Aleutians East Borough AK Pj Rev
Aleutian Pribilof Islands Inc(1)	—	—	—	—	350	370,087	300	317,217	1,000	1,057,391

AZ Tourism & Sports Auth Tax
Multipurpose Stadium Fac Ser A(12)	—	—	—	—	—	—	—	—	670	699,493

Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(12)	—	—	—	—	—	—	1,400	665,434	1,400	665,434

Bemidji MN Lease Rev MN St
Bureau Crim Appreh(12)	—	—	460	475,750	—	—	—	—	460	475,750

Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(12)	—	—	560	597,162	—	—	—	—	560	597,162

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)	—	—	—	—	—	—	—	—	700	736,211

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)	—	—	—	—	—	—	—	—	1,500	1,595,925

Jacksonville FL Excise Taxes
Ref Ser C AMT(12)	—	—	—	—	—	—	—	—	1,000	1,058,540

See Notes to Financial Statements.

14

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Miscellaneous (continued)
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)	5.375%	10/1/2026	AAA		$1,500	$1,583,400	$—	$—

Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(12)	5.00%	12/15/2019	AAA		750	790,568	—	—

MA St Wtr Pollutn Abatement
Tr Pool Pg Ser 9~(c)	5.25%	8/1/2033	AAA		9,000	9,583,020	—	—

Mashantucket Western Pequot Tribe
CT 2006 Ser A Sub Spl Rev Bd+	5.50%	9/1/2036	Baa3		1,000	1,051,680	—	—

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)	5.25%	11/1/2023	AAA		1,765	1,882,390	—	—

Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(7)	5.93%#	4/1/2014	AAA		3,300	3,275,382	1,500	1,488,810

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(12)	Zero Coupon	10/1/2024	AAA		—	—	3,000	1,196,490

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(12)	5.00%	10/1/2037	AAA		—	—	1,000	1,029,070

MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA		—	—	—	—

Omaha Convention Hotel Corp NE
Rev Convention Ctr 1st Tier Ser A~(c)(2)	5.125%	4/1/2032	AAA		10,000	10,454,700	—	—

Orange Cnty FL Sales Tax Rev Ser B(7)	5.125%	1/1/2032	AAA		—	—	1,425	1,498,957

Orange Cnty FL Tourist Dev Sub(2)	5.125%	10/1/2025	AAA		—	—	1,445	1,526,599

Osceola Cnty Tourist Dev Tax
Rev Ser A(7)	5.00%	10/1/2032	AAA		—	—	1,400	1,457,904

Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	5.50%	6/15/2020	Aaa		650	689,910	—	—

Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	5.75%	6/15/2019	Aaa		1,500	1,603,770	—	—

Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.25%	7/1/2033	BBB		5,000	5,298,950	1,250	1,324,738

Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.375%	7/1/2034	BBB		—	—	—	—

Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(12)	5.75%	12/1/2028	AAA		—	—	—	—

St. Paul MN Port Auth Lease
Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR		—	—	—	—

Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(12)	6.00%	10/1/2015	AAA		—	—	450	500,823

West Palm Beach FL Cmnty Cnty Redev
Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A		—	—	575	596,315

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Miscellaneous (continued)
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)	$—	$—	$—	$—	$—	$—	$—	$—	$1,500	$1,583,400

Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(12)	—	—	—	—	—	—	—	—	750	790,568

MA St Wtr Pollutn Abatement
Tr Pool Pg Ser 9~(c)	—	—	—	—	—	—	—	—	9,000	9,583,020

Mashantucket Western Pequot Tribe
CT 2006 Ser A Sub Spl Rev Bd+	—	—	—	—	—	—	—	—	1,000	1,051,680

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)	—	—	—	—	—	—	—	—	1,765	1,882,390

Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(7)	—	—	—	—	—	—	—	—	4,800	4,764,192

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(12)	—	—	—	—	—	—	—	—	3,000	1,196,490

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(12)	—	—	—	—	—	—	—	—	1,000	1,029,070

MN St Ret Sys Bldg Rev	—	—	250	266,285	—	—	—	—	250	266,285

Omaha Convention Hotel Corp NE
Rev Convention Ctr 1st Tier Ser A~(c)(2)	—	—	—	—	—	—	—	—	10,000	10,454,700

Orange Cnty FL Sales Tax Rev Ser B(7)	—	—	—	—	—	—	—	—	1,425	1,498,957

Orange Cnty FL Tourist Dev Sub(2)	—	—	—	—	—	—	—	—	1,445	1,526,599

Osceola Cnty Tourist Dev Tax
Rev Ser A(7)	—	—	—	—	—	—	—	—	1,400	1,457,904

Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	—	—	—	—	—	—	—	—	650	689,910

Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	—	—	—	—	—	—	—	—	1,500	1,603,770

Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	—	—	—	—	—	—	—	—	6,250	6,623,688

Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	—	—	—	—	—	—	1,000	1,070,070	1,000	1,070,070

Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(12)	—	—	—	—	—	—	1,000	1,105,040	1,000	1,105,040

St. Paul MN Port Auth Lease
Rev Regions Hosp Pkg Ramp Pj Ser 1	—	—	750	756,630	—	—	—	—	750	756,630

Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(12)	—	—	—	—	—	—	—	—	450	500,823

West Palm Beach FL Cmnty Cnty Redev
Agy Northwood-Pleasant Cmnty Redev	—	—	—	—	—	—	—	—	575	596,315

See Notes to Financial Statements.

15

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Miscellaneous (continued)
Westminster CO Sales & Use Tax Rev(2)	5.25%	12/1/2022	AAA		$1,090	$1,165,156	$—	$—

Total				6.54%		40,410,555		12,048,333

Power
Brazos River Auth TX Poll
Ctrl Rev TX U Energy Collc Pj AMT	5.00%	3/1/2041	Baa2		5,500	5,299,855	—	—

Chaska MN Elec Rev Ref
Generating Facs Ser A	5.00%	10/1/2030	A3		—	—	—	—

Chelan Cnty WA Pub Util Dist
No 1 Cons Rev Ser A AMT(12)	6.40%	7/1/2017	AAA		—	—	—	—

Clark Cnty WA Pub Util Dist
No 1 Rev(8)	5.125%	1/1/2020	AAA		—	—	—	—

Emerald Coast FL Utils Auth Rev Sys(7)	5.25%	1/1/2036	AAA		—	—	1,000	1,080,660

Grant Cnty WA Pub Util Dist No 2
Pr Rap Hydro 2nd Ser B AMT(12)	5.375%	1/1/2018	AAA		300	313,044	—	—

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(8)	5.25%	7/1/2020	AAA		2,600	2,746,250	—	—

MA St Dev Fin Agy Solid Wst Disp Rev
Dominion Energy Brayton Point AMT	5.00%#	2/1/2036	BBB		2,200	2,255,066	—	—

MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA		—	—	—	—

MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(12)	7.00%	7/15/2008	AAA		—	—	—	—

MN St Muni Pwr Agy Elec Rev	5.00%	10/1/2035	A3		—	—	—	—

Puerto Rico Elec Pwr Auth Rev
Rev Ser DD(8)	4.50%	7/1/2019	AAA		—	—	—	—

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(12)	5.00%	7/1/2032	AAA		—	—	—	—

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A3		—	—	—	—

Sabine River Auth TX Pollutn Ctl
Rev Ref TXU Energy Co Pj Ser A	5.80%#	7/1/2022	Baa2		1,000	1,044,310	—	—

Sacramento CA Muni Util Dist Ser T(7)	5.00%	5/15/2030	AAA		5,000	5,262,400	—	—

SC St Pub Svc(8)	5.25%	1/1/2019	AAA		950	1,018,001	—	—

TN Energy Acq Corp Gas Rev Ser A	5.00%	9/1/2013	AA-		2,500	2,657,425	—	—

Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa		—	—	—	—

Western MN Muni Pwr Agy Ser A(12)	5.00%	1/1/2026	Aaa		—	—	—	—

Total				3.41%		20,596,351		1,080,660

Pre-Refunded
Adrian MI City Sch Dist(8)	5.00%	5/1/2034	AAA		—	—

Alpena MI Pub Sch(12)	5.625%	5/1/2022	AAA		—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Miscellaneous (continued)
Westminster CO Sales & Use Tax Rev(2)	$—	$—	$—	$—	$—	$—	$—	$—	$1,090	$1,165,156

Total		—		2,095,827		370,087		3,157,761		58,082,563

Power
Brazos River Auth TX Poll
Ctrl Rev TX U Energy Collc Pj AMT	—	—	—		375	361,354	—	—	5,875	5,661,209

Chaska MN Elec Rev Ref
Generating Facs Ser A	—	—	500	521,785	—	—	—	—	500	521,785

Chelan Cnty WA Pub Util Dist
No 1 Cons Rev Ser A AMT(12)	—	—	—	—	—	—	1,000	1,025,320	1,000	1,025,320

Clark Cnty WA Pub Util Dist
No 1 Rev(8)	—	—	—	—	—	—	400	415,892	400	415,892

Emerald Coast FL Utils Auth Rev Sys(7)	—	—	—	—	—	—	—	—	1,000	1,080,660

Grant Cnty WA Pub Util Dist No 2
Pr Rap Hydro 2nd Ser B AMT(12)	—	—	—	—	—	—	—	—	300	313,044

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(8)	—	—	—	—	—	—	—	—	2,600	2,746,250

MA St Dev Fin Agy Solid Wst Disp Rev
Dominion Energy Brayton Point AMT	—	—	—	—	—	—	—	—	2,200	2,255,066

MI St Strategic Fd Ltd Oblig(2)	500	648,235	—	—	—	—	—	—	500	648,235

MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(12)	350	364,469	—	—	—	—	—	—	350	364,469

MN St Muni Pwr Agy Elec Rev	—	—	2,000	2,079,940	—	—	—	—	2,000	2,079,940

Puerto Rico Elec Pwr Auth Rev
Rev Ser DD(8)	—	—	95	96,483	—	—	—	—	95	96,483

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(12)	500	523,970	—	—	—	—	—	—	500	523,970

Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	—	—	—	—	—	—	1,500	1,578,750	1,500	1,578,750

Sabine River Auth TX Pollutn Ctl
Rev Ref TXU Energy Co Pj Ser A	—	—	—	—	—	—	—	—	1,000	1,044,310

Sacramento CA Muni Util Dist Ser T(7)	—	—	—	—	—	—	—	—	5,000	5,262,400

SC St Pub Svc(8)	—	—	—	—	—	—	—	—	950	1,018,001

TN Energy Acq Corp Gas Rev Ser A	—	—	—	—	—	—	—	—	2,500	2,657,425

Western MN Muni Pwr Agy Pj Ser A(2)	—	—	565	599,996	—	—	—	—	565	599,996

Western MN Muni Pwr Agy Ser A(12)	—	—	400	418,644	—	—	—	—	400	418,644

Total		1,536,674		3,716,848		361,354		3,019,962		30,311,849

Pre-Refunded
Adrian MI City Sch Dist(8)	1,500	1,616,490	—	—					1,500	1,616,490

Alpena MI Pub Sch(12)	500	500,735	—	—					500	500,735

See Notes to Financial Statements.

16

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Pre-Refunded (continued)
Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(7)	6.00%	5/1/2023	AAA		$—	$—	$—	$—

Athens OH City Sch Dist Fac
Constr & Impt(8)	6.00%	12/1/2024	AAA		500	544,790	—	—

Baltimore MD Rev Wtr Pj Ser A(8)	6.00%	7/1/2018	AAA		285	305,554	—	—

Baltimore MD Rev Wtr Pj Ser A(8)	6.00%	7/1/2020	AAA		275	294,833	—	—

Blanco TX Ctfs Oblig(14)	5.50%	8/15/2027	AAA		—	—	—	—

Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA		—	—	—	—

Bloomington MN Indpt
Sch Dist No 271 Ser A(8)	5.125%	2/1/2024	Aaa		—	—	—	—

Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA		7,385	7,892,202	—	—

Brighton Twp MI Sntn Sew
Drainage Dist(8)	5.25%	10/1/2018	AAA		1,615	1,664,823	—	—

CA St	5.25%	4/1/2034	A+		7,500	8,014,950	—	—

Campbell CA Univ Sch Dist
Election 2002 Ser B(7)	5.50%	8/1/2033	AAA		2,500	2,775,975	—	—

Canton OH Sch Dist Var Purp Ser A(12)	5.625%	12/1/2023	AAA		2,900	3,097,403	—	—

Carman-Ainsworth MI Cmnty Sch Dist(7)	5.00%	5/1/2027	AAA		—	—	—	—

Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3		—	—	—	—

Chicago IL Spl Transn Rev~(c)(2)	5.25%	1/1/2031	AAA		12,500	13,258,188	—	—

CO Hlth Fac Auth Rev
Catholic Hlth Initiatives	5.25%	9/1/2024	AA		1,200	1,277,484	—	—

CO Hlth Fac Auth Rev
PorterCare Adventist Hlth	6.625%	11/15/2026	A2		2,000	2,267,380	—	—

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(12)	Zero Coupon	8/1/2015	AAA		1,000	589,930	—	—

Crawford Ausable MI Sch Dist
Sch Bldg & Site	5.00%	5/1/2021	AA		—	—	—	—

DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA+		6,215	6,663,226	—	—

Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(7)	5.25%	5/1/2028	AAA		—	—	—	—

Detroit MI Sew Disp Rev
Ref Sr Lien Ser A(8)	5.00%	7/1/2028	AAA		—	—	—	—

Eastern MI Univ Rev Gen Ser B(7)	5.60%	6/1/2025	AAA		—	—	—	—

Elk River MN Indpt Sch Dist
No 728 Ser A(12)	5.50%	2/1/2021	Aaa		—	—	—	—

Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA		—	—	—	—

Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj	6.00%	6/1/2030	AA		3,500	3,777,550	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Pre-Refunded (continued)
Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(7)	$1,100	$1,151,623	$—	$—	$—	$—	$—	$—	$1,100	$1,151,623

Athens OH City Sch Dist Fac
Constr & Impt(8)	—	—	—	—	—	—	—	—	500	544,790

Baltimore MD Rev Wtr Pj Ser A(8)	—	—	—	—	—	—	—	—	285	305,554

Baltimore MD Rev Wtr Pj Ser A(8)	—	—	—	—	—	—	—	—	275	294,833

Blanco TX Ctfs Oblig(14)	—	—	—	—	665	723,394	—	—	665	723,394

Bloomingdale MI Pub Sch Dist No 16	450	480,717	—	—	—	—	—	—	450	480,717

Bloomington MN Indpt
Sch Dist No 271 Ser A(8)	—	—	1,000	1,060,570	—	—	—	—	1,000	1,060,570

Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)	—	—	—	—	—	—	—	—	7,385	7,892,202

Brighton Twp MI Sntn Sew
Drainage Dist(8)	—	—	—	—	—	—	—	—	1,615	1,664,823

CA St	—	—	—	—	—	—	—	—	7,500	8,014,950

Campbell CA Univ Sch Dist
Election 2002 Ser B(7)	—	—	—	—	—	—	—	—	2,500	2,775,975

Canton OH Sch Dist Var Purp Ser A(12)	—	—	—	—	—	—	—	—	2,900	3,097,403

Carman-Ainsworth MI Cmnty Sch Dist(7)	520	551,496			—	—	—	—	520	551,496

Chaska MN Elec Rev Ser A	—	—	250	269,180	—	—	—	—	250	269,180

Chicago IL Spl Transn Rev~(c)(2)	—	—	—	—	—	—	—	—	12,500	13,258,188

CO Hlth Fac Auth Rev
Catholic Hlth Initiatives	—	—	—	—	—	—	—	—	1,200	1,277,484

CO Hlth Fac Auth Rev
PorterCare Adventist Hlth	—	—	—	—	—	—	—	—	2,000	2,267,380

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(12)	—	—	—	—	—	—	—	—	1,000	589,930

Crawford Ausable MI Sch Dist
Sch Bldg & Site	350	367,325	—	—	—	—	—	—	350	367,325

DE Transn Auth Transn Sys Rev Sr	—	—	—	—	—	—	—	—	6,215	6,663,226

Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(7)	1,000	1,083,050	—	—	—	—	—	—	1,000	1,083,050

Detroit MI Sew Disp Rev
Ref Sr Lien Ser A(8)	715	765,929	—	—	—	—	—	—	715	765,929

Eastern MI Univ Rev Gen Ser B(7)	1,430	1,512,397	—	—	—	—	—	—	1,430	1,512,397

Elk River MN Indpt Sch Dist
No 728 Ser A(12)	—	—	500	531,800	—	—	—	—	500	531,800

Elkton Pigeon Bay Port MI Sch Dist	700	734,804	—	—	—	—	—	—	700	734,804

Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj	—	—	—	—	—	—	—	—	3,500	3,777,550

See Notes to Financial Statements.

17

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Pre-Refunded (continued)
FL St Bd of Ed Pub Ed Outlay Ser A	5.25%	6/1/2024	AAA		$—	$—	$2,000	$2,114,220

FL St Bd of Pub Ed Cap Outlay
Pub Ser E	5.625%	6/1/2025	AAA		—	—	1,000	1,068,210

Gainesville GA Wtr & Sew Rev(8)	5.375%	11/15/2020	AAA		2,900	3,113,092	—	—

Glendale AZ Indl Dev Auth
Midwestern Univ Ser A	5.75%	5/15/2021	A-		1,000	1,088,120	—	—

Glendale AZ Indl Dev Auth
Midwestern Univ Ser A	5.875%	5/15/2031	A-		1,000	1,092,850	—	—

Greenville Cnty SC Sch Dist
Installment Pur Rev BEST	5.50%	12/1/2028	Aaa		5,500	6,054,565	—	—

Greenville MI Pub Sch Ref(8)	6.00%	5/1/2025	AAA		—	—	—	—

Gregory Portland TX Indpt Sch
Dist PSF GTD	5.50%	8/15/2020	AAA		—	—	—	—

Harris Cnty TX Hlth Facs Dev Corp
Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A+		2,500	2,778,925	—	—

Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AAA		—	—	—	—

Hartland MI Cons Sch Dist(7)	6.00%	5/1/2021	AAA		—	—	—	—

Highlands Cnty FL Facs Auth
Rev Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A2		—	—	2,000	2,246,820

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A2		2,755	3,050,832	2,000	2,214,760

Howell MI Pub Sch(12)	6.00%	5/1/2025	AAA		—	—	—	—

Huron MI Sch Dist(8)	5.25%	5/1/2021	AAA		—	—	—	—

Huron Vly MI Sch Dist(7)	5.75%	5/1/2022	AAA		—	—	—	—

Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(13)	6.125%	10/1/2023	AA		680	726,791	—	—

Kalamazoo MI Hosp Fin Auth Hosp
Fac Rev ETM RIBs(7)	6.708%	6/1/2011	AAA		—	—	—	—

Kaleva Norman ETC MI Sch Dist
Ref Bldg & Site(7)	6.00%	5/1/2025	Aaa		—	—	—	—

Katy TX Indpt Sch Dist Ltd
Tax PSF GTD	6.125%	2/15/2032	AAA		—	—	—	—

King Cnty WA Sch Dist No 414
Lake Washington CR(8)	5.50%	12/1/2019	AAA		—	—	—	—

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd	5.25%	5/1/2026	AA		—	—	—	—

Lake Orion MI Cmnty Sch Dist	5.125%	5/1/2022	AA		—	—	—	—

Lake Orion MI Cmnty Sch Dist Ser A(7)	6.00%	5/1/2017	AAA		—	—	—	—

Lake Superior MN Indpt Sch
Dist No 381 Bldg Ser A(8)	5.00%	4/1/2023	Aaa		—	—	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Pre-Refunded (continued)
FL St Bd of Ed Pub Ed Outlay Ser A	$—	$—	$—	$—	$—	$—	$—	$—	$2,000	$2,114,220

FL St Bd of Pub Ed Cap Outlay
Pub Ser E	—	—	—	—	—	—	—	—	1,000	1,068,210

Gainesville GA Wtr & Sew Rev(8)	—	—	—	—	—	—	—	—	2,900	3,113,092

Glendale AZ Indl Dev Auth
Midwestern Univ Ser A	—	—	—	—	—	—	—	—	1,000	1,088,120

Glendale AZ Indl Dev Auth
Midwestern Univ Ser A	—	—	—	—	—	—	—	—	1,000	1,092,850

Greenville Cnty SC Sch Dist
Installment Pur Rev BEST	—	—	—	—	—	—	—	—	5,500	6,054,565

Greenville MI Pub Sch Ref(8)	1,000	1,046,930	—	—	—	—	—	—	1,000	1,046,930

Gregory Portland TX Indpt Sch
Dist PSF GTD	—	—	—	—	1,075	1,137,372	—	—	1,075	1,137,372

Harris Cnty TX Hlth Facs Dev Corp
Hosp Rev Mem Hermann Hlthcare Ser A	—	—	—	—	1,750	1,945,248	—	—	4,250	4,724,173

Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A	—	—	—	—	1,000	1,067,710	—	—	1,000	1,067,710

Hartland MI Cons Sch Dist(7)	1,950	2,082,093	—	—	—	—	—	—	1,950	2,082,093

Highlands Cnty FL Facs Auth
Rev Hosp Adventist Hlth Sys D	—	—	—	—	—	—	—	—	2,000	2,246,820

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A	—	—	—	—	—	—	—	—	4,755	5,265,592

Howell MI Pub Sch(12)	1,100	1,101,914	—	—	—	—	—	—	1,100	1,101,914

Huron MI Sch Dist(8)	250	264,915	—	—	—	—	—	—	250	264,915

Huron Vly MI Sch Dist(7)	250	250,390	—	—	—	—	—	—	250	250,390

Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(13)	—	—	—	—	—	—	—	—	680	726,791

Kalamazoo MI Hosp Fin Auth Hosp
Fac Rev ETM RIBs(7)	2,000	2,010,520	—	—	—	—	—	—	2,000	2,010,520

Kaleva Norman ETC MI Sch Dist
Ref Bldg & Site(7)	600	628,158	—	—	—	—	—	—	600	628,158

Katy TX Indpt Sch Dist Ltd
Tax PSF GTD	—	—	—	—	1,000	1,044,520	—	—	1,000	1,044,520

King Cnty WA Sch Dist No 414
Lake Washington CR(8)	—	—	—	—	—	—	500	531,385	500	531,385

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd	450	476,847	—	—	—	—	—	—	450	476,847

Lake Orion MI Cmnty Sch Dist	550	585,948	—	—	—	—	—	—	550	585,948

Lake Orion MI Cmnty Sch Dist Ser A(7)	1,335	1,422,629	—	—	—	—	—	—	1,335	1,422,629

Lake Superior MN Indpt Sch
Dist No 381 Bldg Ser A(8)	—	—	500	532,155	—	—	—	—	500	532,155

See Notes to Financial Statements.

18

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Pre-Refunded (continued)
Lakeview MI Cmnty Sch(7)	5.60%	5/1/2022	AAA		$—	$—	$—	$—

Laredo TX Indpt Sch Dist PSF GTD	5.25%	8/1/2024	AAA		—	—	—	—

Linn Cnty OR Sch Dist No 55(8)	5.50%	6/15/2025	AAA		310	332,363	—	—

MD St Hlth & Higher Edl Facs
Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3		1,000	1,095,530	—	—

MD St Hlth & Higher Edl Facs
Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA		100	107,526	—	—

MD St Hlth & Higher Edl Facs
Univ MD Med Sys	6.75%	7/1/2030	A3		1,950	2,151,065	—	—

Medford MN Indpt Sch No 763 Ser A(8)	5.50%	2/1/2031	Aaa		—	—	—	—

Memphis MI Cmnty Sch(7)	5.25%	5/1/2029	Aaa		—	—	—	—

Mesa AZ Indl Dev Auth
Discovery Hlth Sys Ser A(12)	5.75%	1/1/2025	AAA		750	797,685	—	—

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(7)	6.375%	7/1/2029	AAA		—	—	1,250	1,364,675

Minneapolis & St. Paul MN Met
Commn Arpt Rev Sub Ser C(7)	5.25%	1/1/2026	AAA		—	—	—	—

Minneapolis MN Spl Sch Dist
No 001 COP	5.75%	2/1/2015	AAA		—	—	—	—

Minneapolis MN Spl Sch Dist
No 001 COP	5.75%	2/1/2017	AAA		—	—	—	—

MI St COP(2)	Zero Coupon	6/1/2022	AAA		—	—	—	—

MN Agric & Econ Dev Bd Rev
Hlthcare Sys A(12)	5.50%	11/15/2017	AAA		—	—	—	—

Morris MN Indpt Sch Dist No
769 Bldg(12)	5.00%	2/1/2028	AAA		—	—	—	—

Muskegon Heights MI Wtr Sys Ser A(12)	5.625%	11/1/2020	Aaa		—	—	—	—

New York NY Ser A	6.00%	5/15/2030	AAA		2,155	2,325,913	—	—

NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA		2,550	2,731,509	—	—

NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A	5.50%	8/1/2025	AA-		2,000	2,159,620	—	—

North Providence RI Ser A(12)	6.125%	7/1/2016	AAA		1,410	1,446,364	—	—

Ocean Shores WA Wtr & Swr(8)	5.50%	12/1/2021	Aaa		—	—	—	—

Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2027	A2		1,000	1,105,350	—	—

Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	A2		—	—	1,000	1,105,350

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Pre-Refunded (continued)
Lakeview MI Cmnty Sch(7)	$210	$210,305	$—	$—	$—	$—	$—	$—	$210	$210,305

Laredo TX Indpt Sch Dist PSF GTD	—	—	—	—	1,000	1,035,760	—	—	1,000	1,035,760

Linn Cnty OR Sch Dist No 55(8)	—	—	—	—	—	—	—	—	310	332,363

MD St Hlth & Higher Edl Facs
Auth Rev North Arundel Hosp	—	—	—	—	—	—	—	—	1,000	1,095,530

MD St Hlth & Higher Edl Facs
Catholic Hlth Initiative Ser A	—	—	—	—	—	—	—	—	100	107,526

MD St Hlth & Higher Edl Facs
Univ MD Med Sys	—	—	—	—	—	—	—	—	1,950	2,151,065

Medford MN Indpt Sch No 763 Ser A(8)	—	—	500	531,980	—	—	—	—	500	531,980

Memphis MI Cmnty Sch(7)	150	154,811	—	—	—	—	—	—	150	154,811

Mesa AZ Indl Dev Auth
Discovery Hlth Sys Ser A(12)	—	—	—	—	—	—	—	—	750	797,685

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(7)	—	—	—	—	—	—	—	—	1,250	1,364,675

Minneapolis & St. Paul MN Met
Commn Arpt Rev Sub Ser C(7)	—	—	2,000	2,112,300	—	—	—	—	2,000	2,112,300

Minneapolis MN Spl Sch Dist
No 001 COP	—	—	100	101,751	—	—	—	—	100	101,751

Minneapolis MN Spl Sch Dist
No 001 COP	—	—	1,120	1,139,611	—	—	—	—	1,120	1,139,611

MI St COP(2)	2,000	1,049,420	—	—	—	—	—	—	2,000	1,049,420

MN Agric & Econ Dev Bd Rev
Hlthcare Sys A(12)	—	—	175	180,472	—	—	—	—	175	180,472

Morris MN Indpt Sch Dist No
769 Bldg(12)	—	—	1,000	1,062,660	—	—	—	—	1,000	1,062,660

Muskegon Heights MI Wtr Sys Ser A(12)	300	319,680	—	—	—	—	—	—	300	319,680

New York NY Ser A	—	—	—	—	—	—	—	—	2,155	2,325,913

NJ St Transn Tr Fd Auth
Transn Sys Ser B	—	—	—	—	—	—	—	—	2,550	2,731,509

NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A				—	—				2,000	2,159,620

North Providence RI Ser A(12)	—	—	—	—	—	—	—	—	1,410	1,446,364

Ocean Shores WA Wtr & Swr(8)	—	—	—	—	—	—	1,000	1,070,330	1,000	1,070,330

Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	—	—	—	—	—	—	—	—	1,000	1,105,350

Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	—	—	—	—	—	—	—	—	1,000	1,105,350

See Notes to Financial Statements.

19

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Pre-Refunded (continued)
Orange Cnty FL Tourist Dev
Tax Rev ETM(2)	6.00%	10/1/2016	AAA		$—	$—	$710	$718,541

Paw Paw MI Pub Sch Dist Sch
Bldg & Site	6.00%	5/1/2030	AA		—	—	—	—

Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD	5.875%	2/15/2019	AAA		—	—	—	—

Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA		—	—	—	—

Pequot Lakes MN Indpt Sch
Dist No 186(7)	5.25%	2/1/2022	AAA		—	—	—	—

Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2030	AAA		1,200	1,288,692	—	—

Phoenix AZ Civic Impt Corp(7)	6.00%	7/1/2024	AAA		2,400	2,594,448	—	—

Port Seattle WA Spl Fac Rev
Ser C AMT(12)	6.00%	9/1/2029	AAA		—	—	—	—

Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA		—	—	—	—

Potterville MI Pub Sch(8)	6.00%	5/1/2029	AAA		—	—	—	—

Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		415	442,361	—	—

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+		—	—	1,000	1,080,380

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	AAA		—	—	880	950,735

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+		—	—	1,000	1,095,530

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA		—	—	—	—

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D~(c)	5.75%	7/1/2041	AAA		—	—	—	—

Puerto Rico Comwlth Infrstr
Fin Auth Spl Ser A~(c)	5.50%	10/1/2040	AAA		—	—	2,500	2,674,450

Puerto Rico Comwlth Pub Impt(11)(12)	5.00%	7/1/2028	AAA		—	—	—	—

Puerto Rico Comwlth Pub Impt~(c)(12)	5.75%	7/1/2026	AAA		—	—	7,000	7,423,640

Puerto Rico Comwlth
Pub Impt Ser A	5.125%	7/1/2031	AAA		—	—	—	—

Puerto Rico Comwlth Ser A	5.50%	10/1/2040	AAA		—	—	—	—

RI St Econ Dev Corp Arpt Rev Ser B(7)	6.00%	7/1/2020	AAA		1,210	1,300,714	—	—

RI St Econ Dev Corp Arpt Rev Ser B(7)	6.00%	7/1/2028	AAA		1,200	1,285,788	—	—

RI St Hlth & Edl Bldg Corp
Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,135,040	—	—

Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(7)	5.75%	1/1/2023	Aaa		—	—	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Pre-Refunded (continued)
Orange Cnty FL Tourist Dev
Tax Rev ETM(2)	$—	$—	$—	$—	$—	$—	$—	$—	$710	$718,541

Paw Paw MI Pub Sch Dist Sch
Bldg & Site	1,325	1,414,756	—	—	—	—	—	—	1,325	1,414,756

Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD	—	—	—	—	1,000	1,079,080	—	—	1,000	1,079,080

Pearland TX Indpt Sch Dist PSF GTD	—	—	—	—	1,500	1,539,990	—	—	1,500	1,539,990

Pequot Lakes MN Indpt Sch
Dist No 186(7)	—	—	1,550	1,652,362	—	—	—	—	1,550	1,652,362

Philadelphia PA Sch Dist Ser A(8)	—	—	—	—	—	—	—	—	1,200	1,288,692

Phoenix AZ Civic Impt Corp(7)	—	—	—	—	—	—	—	—	2,400	2,594,448

Port Seattle WA Spl Fac Rev
Ser C AMT(12)	—	—	—	—	—	—	915	978,098	915	978,098

Port Tacoma WA Ser A(2)	—	—	—	—	—	—	2,000	2,199,400	2,000	2,199,400

Potterville MI Pub Sch(8)	1,000	1,046,930	—	—	—	—	—	—	1,000	1,046,930

Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)	—	—	—	—	—	—	—	—	415	442,361

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	—	—	—	—	1,980	2,139,152	—	—	2,980	3,219,532

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	—	—	—	—	1,000	1,080,380	—	—	1,880	2,031,115

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B	1,000	1,095,530	—	—	—	—	—	—	2,000	2,191,060

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	—	—	100	108,305	—	—	—	—	100	108,305

Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D~(c)	1,000	1,097,840	—	—	—	—	1,500	1,646,760	2,500	2,744,600

Puerto Rico Comwlth Infrstr
Fin Auth Spl Ser A~(c)	—	—	—	—	1,000	1,069,780	2,000	2,139,560	5,500	5,883,790

Puerto Rico Comwlth Pub Impt(11)(12)	—	—	325	333,808	—	—	—	—	325	333,808

Puerto Rico Comwlth Pub Impt~(c)(12)	—	—	—	—	—	—	—	—	7,000	7,423,640

Puerto Rico Comwlth
Pub Impt Ser A	—	—	—	—	380	402,587	—	—	380	402,587

Puerto Rico Comwlth Ser A	1,000	1,071,670	—	—	—	—	—	—	1,000	1,071,670

RI St Econ Dev Corp Arpt Rev Ser B(7)	—	—	—	—	—	—	—	—	1,210	1,300,714

RI St Econ Dev Corp Arpt Rev Ser B(7)	—	—	—	—	—	—	—	—	1,200	1,285,788

RI St Hlth & Edl Bldg Corp
Rev Hosp Fin Lifespan Oblig Grp	—	—	—	—	—	—	—	—	1,000	1,135,040

Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(7)	—	—	250	263,765	—	—	—	—	250	263,765

See Notes to Financial Statements.

20

					% of Net
					Assets
			Credit		Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:		Fund	Principal		Principal
	Interest	Maturity	S&P or		Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s		Combined	(000)	Value	(000)	Value
Pre-Refunded (continued)
Rochester MN Elec Util Rev TCRS(2)	5.25%	12/1/2030	AAA			$—	$—	$—	$—

San Antonio TX Indpt Sch Dist
PSF GTD	5.50%	8/15/2024	AAA			—	—	—	—

SC Jobs Econ Dev Auth Hosp
Facs Rev Pelmetto Hlth C	6.375%	8/1/2034	BBB+			2,020	2,315,990	—	—

SC Jobs Econ Hosp Fac Rev	7.375%	12/15/2021	BBB+			2,000	2,283,580	—	—

Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj GTD(2)	5.60%	2/1/2019	Aaa			—	—	—	—

South Lyon MI Cmnty Schs(8)	5.50%	5/1/2023	AAA			—	—	—	—

South Lyon MI Cmnty Schs
Sch Bldg & Site(7)	5.25%	5/1/2022	AAA			—	—	—	—

South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(12)	5.50%	2/1/2018	AAA			5,065	5,309,893	—	—

South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(12)	5.50%	2/1/2019	AAA			2,990	3,134,566	—	—

Sullivan Cnty TN Hlth Ed Hosp
& Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+	(a)		2,000	2,262,139	—	—

Tampa Bay Wtr FL Util Sys Rev(7)	6.00%	10/1/2024	AAA			—	—	3,000	3,292,230

TN St Sch Bd Auth Higher Edl
Facs 2nd Pg Ser A(8)	5.125%	5/1/2021	AAA			615	656,660	—	—

TN St Sch Bd Auth Higher Edl
Facs Ser A	5.625%	5/1/2030	AA-			150	158,673	—	—

Tulsa OK Indl Auth Rev
Univ of Tulsa Ser A(12)	5.375%	10/1/2020	Aaa			3,170	3,350,944	—	—

United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA			—	—	—	—

Univ Central AR Rev Hsg Sys(8)	6.50%	1/1/2031	AAA			2,425	2,624,917	—	—

Univ MA Bldg Auth Facs Rev
Sen Comwlth Ser 4-A(12)	5.125%	11/1/2034	AAA			5,000	5,463,350	—	—

Univ MN Ser A	5.75%	7/1/2018	Aaa			—	—	—	—

Univ TX Univ Rev Fin Sys Ser A	5.375%	8/15/2017	AAA			—	—	—

Univ WA Univ Revs Student Facs Fee(8)	5.50%	6/1/2019	AAA			—	—	—	—

Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(7)	6.00%	8/1/2026	AAA			—	—	—	—

VA St Pub Bldg Auth
Pub Fac Rev Ser A	5.75%	8/1/2020	AA+			600	639,276	—	—

Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA			—	—	—	—

Vancouver WA Wtr & Swr Rev(7)	6.00%	6/1/2020	AAA			—	—	—	—

Warren MI Cons Sch Dist
Sch Bldg & Site(7)	5.00%	5/1/2027	AAA			—	—	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Pre-Refunded (continued)
Rochester MN Elec Util Rev TCRS(2)	$—	$—	$1,000	$1,042,790	$—	$—	$—	$—	$1,000	$1,042,790

San Antonio TX Indpt Sch Dist
PSF GTD	—	—	—	—	1,000	1,041,950	—	—	1,000	1,041,950

SC Jobs Econ Dev Auth Hosp
Facs Rev Pelmetto Hlth C	—	—	—	—	—	—	—	—	2,020	2,315,990

SC Jobs Econ Hosp Fac Rev	—	—	—	—	—	—	—	—	2,000	2,283,580

Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj GTD(2)	—	—	80	83,534	—	—	—	—	80	83,534

South Lyon MI Cmnty Schs(8)	1,425	1,500,981	—	—	—	—	—	—	1,425	1,500,981

South Lyon MI Cmnty Schs
Sch Bldg & Site(7)	1,000	1,078,450	—	—	—	—	—	—	1,000	1,078,450

South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(12)	—	—	—	—	—	—	—	—	5,065	5,309,893

South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(12)	—	—	—	—	—	—	—	—	2,990	3,134,566

Sullivan Cnty TN Hlth Ed Hosp
& Hsg Facs Bd Rev Wellmont Hlth	—	—	—	—	—	—	—	—	2,000	2,262,139

Tampa Bay Wtr FL Util Sys Rev(7)	—	—	—	—	—	—	—	—	3,000	3,292,230

TN St Sch Bd Auth Higher Edl
Facs 2nd Pg Ser A(8)	—	—	—	—	—	—	—	—	615	656,660

TN St Sch Bd Auth Higher Edl
Facs Ser A	—	—	—	—	—	—	—	—	150	158,673

Tulsa OK Indl Auth Rev
Univ of Tulsa Ser A(12)	—	—	—	—	—	—	—	—	3,170	3,350,944

United Indpt Sch Dist TX PSF GTD	—	—	—	—	1,000	1,046,410	—	—	1,000	1,046,410

Univ Central AR Rev Hsg Sys(8)	—	—	—	—	—	—	—	—	2,425	2,624,917

Univ MA Bldg Auth Facs Rev
Sen Comwlth Ser 4-A(12)	—	—	—	—	—	—	—	—	5,000	5,463,350

Univ MN Ser A			250	292,250					250	292,250

Univ TX Univ Rev Fin Sys Ser A	—	—	—	—	3,030	3,148,594	—	—	3,030	3,148,594

Univ WA Univ Revs Student Facs Fee(8)	—	—	—	—	—	—	810	861,500	810	861,500

Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(7)	—	—	—	—	3,025	3,245,522	—	—	3,025	3,245,522

VA St Pub Bldg Auth
Pub Fac Rev Ser A	—	—	—	—	—	—	—	—	600	639,276

Vancouver WA Ltd Tax(2)	—	—	—	—	—	—	1,000	1,062,770	1,000	1,062,770

Vancouver WA Wtr & Swr Rev(7)	—	—	—	—	—	—	1,000	1,048,720	1,000	1,048,720

Warren MI Cons Sch Dist
Sch Bldg & Site(7)	1,000	1,048,480	—	—	—	—	—	—	1,000	1,048,480

See Notes to Financial Statements.

21

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Pre-Refunded (continued)
Webster TX Ctfs Oblig Ser A(8)	6.00%	3/1/2017	AAA		$—	$—	$—	$—

Western WA Univ Rev Student Rec Fee(12)	5.00%	5/1/2033	AAA		—	—	—	—

West Vly City UT Muni Bldg Auth
Lease Rev Ref Ser A(2)	5.50%	8/1/2027	AAA		1,000	1,088,740	—	—

White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr & Swr(8)	6.00%	1/1/2026	Aaa		1,090	1,157,057	—	—

WV St Ser D(7)	6.50%	11/1/2026	AAA		2,000	2,450,600	—	—

WV Wtr Dev Auth Infrstr Rev Ser A(8)	5.625%	10/1/2026	AAA		1,555	1,654,831	—	—

Total				26.01%		127,180,647		27,349,541

Resource Recovery
Gulf Coast Wst Disp Auth TX
Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		1,825	1,883,911	350	361,298

Jacksonville FL Pollutn Rev
Anheuser-Busch Pj	5.70%	8/1/2031	A		—	—	750	758,002

MI St Strategic Fd Solid Wst Disp Rev
Ref Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB		—	—	—	—

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa		1,245	1,246,295	—	—

Total				0.66%		3,130,206		1,119,300

Special Tax
Annawan IL Tax Increment Rev
Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR		1,000	996,320	—	—

Crosscreek Cmnty Dev Dist FL
Spl Assmt Rev A	5.60%	5/1/2039	NR		750	760,860	—	—

Crosscreek Cmnty Dev Dist FL
Spl Assmt Rev B	5.50%	5/1/2017	NR		1,500	1,524,285	—	—

Ernest N Morial New Orleans LA Exhibit
Hall Auth Spl Tax Sr Sub Ser A~(c)(2)	5.25%	7/15/2028	AAA		10,000	10,569,400	—	—

Gramercy Farms Cmnty Dev Dist Fl
Spl Assmt Ser A-1	5.25%	5/1/2039	NR		2,445	2,418,692	—	—

Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax 1998-1(8)	5.25%	9/1/2028	AAA		355	364,184	—	—

San Juan Cnty NM Tax/Motor
Ref & Impt(11)(12)	5.25%	5/15/2022	AAA		390	416,633	—	—

Total				1.92%		17,050,374		—

Tobacco
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Asset Bkd Sr Ser A1	5.125%	6/1/2047	BBB		3,750	3,721,312	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Pre-Refunded (continued)
Webster TX Ctfs Oblig Ser A(8)	$—	$—	$—	$—	$940	$1,000,395	$—	$—	$940	$1,000,395

Western WA Univ Rev Student Rec Fee(12)	—	—	—	—	—	—	20	21,212	20	21,212

West Vly City UT Muni Bldg Auth
Lease Rev Ref Ser A(2)	—	—	—	—	—	—	—	—	1,000	1,088,740

White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr & Swr(8)	—	—	—	—	—	—	—	—	1,090	1,157,057

WV St Ser D(7)	—	—	—	—	—	—	—	—	2,000	2,450,600

WV Wtr Dev Auth Infrstr Rev Ser A(8)	—	—	—	—	—	—	—	—	1,555	1,654,831

Total		29,723,763		11,299,293		23,747,844		11,559,735		230,860,823

Resource Recovery
Gulf Coast Wst Disp Auth TX
Wst Mgmt of TX Ser A AMT	—	—	—	—	400	412,912	225	232,263	2,800	2,890,384

Jacksonville FL Pollutn Rev
Anheuser-Busch Pj	—	—	—	—	—	—	—	—	750	758,002

MI St Strategic Fd Solid Wst Disp Rev
Ref Ltd Oblig Wst Mgmt AMT	1,000	1,004,520	—	—	—	—	—	—	1,000	1,004,520

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	—	—	—	—	—	—	—	—	1,245	1,246,295

Total		1,004,520		—		412,912		232,263		5,899,201

Special Tax
Annawan IL Tax Increment Rev
Patriot Renewable Fuels LLC Pj	—	—	—	—	—	—	—	—	1,000	996,320

Crosscreek Cmnty Dev Dist FL
Spl Assmt Rev A	—	—	—	—	—	—	—	—	750	760,860

Crosscreek Cmnty Dev Dist FL
Spl Assmt Rev B	—	—	—	—	—	—	—	—	1,500	1,524,285

Ernest N Morial New Orleans LA Exhibit
Hall Auth Spl Tax Sr Sub Ser A~(c)(2)	—	—	—	—	—	—	—	—	10,000	10,569,400

Gramercy Farms Cmnty Dev Dist Fl
Spl Assmt Ser A-1	—	—	—	—	—	—	—	—	2,445	2,418,692

Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax 1998-1(8)	—	—	—	—	—	—	—	—	355	364,184

San Juan Cnty NM Tax/Motor
Ref & Impt(11)(12)	—	—	—	—	—	—	—	—	390	416,633

Total		—		—		—		—		17,050,374

Tobacco
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Asset Bkd Sr Ser A1					—	—	—	—	3,750	3,721,312

See Notes to Financial Statements.

22

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Cap Apprec Asset Bkd
1st Sub B	Zero Coupon	6/1/2047	BBB		$37,500	$3,633,750	$—	$—

Golden St Tob Sec Corp CA
Tob Sttlmnt Rev Asset Bkd Sr Ser A1~(c)	5.75%	6/1/2047	BBB		4,000	4,256,040	—	—

Silicon Vly Tob Securitization Auth Tob
Sttlmnt Rev CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB(a)		6,500	1,292,720	—	—

Tob Sttlmnt Fin Corp NJ
Cap Apprec Bonds 1B	Zero Coupon	6/1/2041	BBB		15,000	2,247,450	—	—

Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB		5,000	4,879,650	—	—

Total				2.26%		20,030,922		—

Toll Roads
NJ St Tpk Auth Rev Ser C-1~(c)(2)	5.00%	1/1/2035	AAA	1.62%	14,000	14,385,980	—	—

Transportation
Alliance Arpt Auth Inc TX Spl
Facs Rev Amern Airlines Inc Pj AMT(b)	5.25%	12/1/2029	CCC+		4,000	3,881,120	—	—

Alliance Arpt Auth Inc TX Spl
Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB		2,220	2,262,113	300	305,691

Billings MT Arpt Rev AMT(12)	6.10%	7/1/2016	AAA		190	205,407	—	—

Billings MT Arpt Rev AMT(12)	6.20%	7/1/2020	AAA		2,775	3,005,714	—	—

Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(7)	5.25%	2/1/2021	AAA		—	—	—	—

Dallas-Fort Worth TX Intl Arpt
American Airlines Inc AMT	6.375%	5/1/2035	CCC+		5,155	5,346,663	—	—

Dallas Fort Worth TX Intl
Arpt Impt Jnt Ser B AMT(8)	5.00%	11/1/2035	AAA		—	—	—	—

FL Ports Fin Commn Rev St
Transn Tr Fd Intermodal Pg AMT(7)	5.50%	10/1/2029	AAA		—	—	1,295	1,341,439

HI St Hbr Sys Rev Ser A AMT(8)	5.00%	1/1/2031	AAA		2,000	2,071,480	—	—

HI St Hbr Sys Rev Ser A AMT(8)	5.25%	1/1/2027	AAA		4,000	4,259,200	—	—

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(7)	5.50%	7/1/2012	AAA		1,610	1,721,863	—	—

Houston TX Arpt Sys Rev Sub
Lien Ser B(8)	5.50%	7/1/2030	AAA		—	—	—	—

MI St Comprehensive Transn
Ref Ser A(8)	5.00%	11/1/2021	AAA		—	—	—	—

MI St Trunk Line(7)	5.00%	11/1/2021	AAA		—	—	—	—

Miami-Dade Cnty FL Aviation
Rev Miami Intl Arpt Ser A AMT(14)	5.00%	10/1/2037	AAA		—	—	2,000	2,071,360

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(7)	5.125%	7/1/2025	Aaa		—	—	750	791,917

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Golden St Tob Securitization Corp CA
Tob Sttlmnt Rev Cap Apprec Asset Bkd
1st Sub B	$—	$—	$—	$—	$—	$—	$—	$—	$37,500	$3,633,750

Golden St Tob Sec Corp CA
Tob Sttlmnt Rev Asset Bkd Sr Ser A1~(c)	—	—	—	—	—	—	—	—	4,000	4,256,040

Silicon Vly Tob Securitization Auth Tob
Sttlmnt Rev CA Cap Apprec Turbo Santa Clara A	—	—	—	—	—	—	—	—	6,500	1,292,720

Tob Sttlmnt Fin Corp NJ
Cap Apprec Bonds 1B	—	—	—	—	—	—	—	—	15,000	2,247,450

Tob Sttlmnt Fin Corp NJ Ser 1A	—	—	—	—	—	—	—	—	5,000	4,879,650

Total		—		—		—		—		20,030,922

Toll Roads
NJ St Tpk Auth Rev Ser C-1~(c)(2)	—	—	—	—	—	—	—	—	14,000	14,385,980

Transportation
Alliance Arpt Auth Inc TX Spl
Facs Rev Amern Airlines Inc Pj AMT(b)	—	—	—	—	—	—	—	—	4,000	3,881,120

Alliance Arpt Auth Inc TX Spl
Facs Rev Fedex Corp Pj AMT	—	—	—	—	300	305,691	180	183,415	3,000	3,056,910

Billings MT Arpt Rev AMT(12)	—	—	—	—	—	—	—	—	190	205,407

Billings MT Arpt Rev AMT(12)	—	—	—	—	—	—	—	—	2,775	3,005,714

Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(7)	—	—	—	—	—	—	1,750	1,959,335	1,750	1,959,335

Dallas-Fort Worth TX Intl Arpt
American Airlines Inc AMT	—	—	—	—	—	—	—	—	5,155	5,346,663

Dallas Fort Worth TX Intl
Arpt Impt Jnt Ser B AMT(8)	—	—	—	—	1,100	1,113,728	—	—	1,100	1,113,728

FL Ports Fin Commn Rev St
Transn Tr Fd Intermodal Pg AMT(7)	—	—	—	—	—	—	—	—	1,295	1,341,439

HI St Hbr Sys Rev Ser A AMT(8)	—	—	—	—	—	—	—	—	2,000	2,071,480

HI St Hbr Sys Rev Ser A AMT(8)	—	—	—	—	—	—	—	—	4,000	4,259,200

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(7)	—	—	—	—	—	—	—	—	1,610	1,721,863

Houston TX Arpt Sys Rev Sub
Lien Ser B(8)	—	—	—	—	1,000	1,045,730	—	—	1,000	1,045,730

MI St Comprehensive Transn
Ref Ser A(8)	700	728,686	—	—	—	—	—	—	700	728,686

MI St Trunk Line(7)	2,000	2,151,140	—	—	—	—	—	—	2,000	2,151,140

Miami-Dade Cnty FL Aviation
Rev Miami Intl Arpt Ser A AMT(14)	—	—	—	—	—	—	—	—	2,000	2,071,360

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(7)	—	—	—	—	—	—	—	—	750	791,917

See Notes to Financial Statements.

23

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value
Transportation (continued)
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		$1,510	$1,561,717	—	$—

NY New York City Indl Dev Agy Spl Fac
Rev Terminal One Grp Assn Pj AMT	5.50%#	1/1/2024	A3		4,750	5,114,705	$—	—

PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA		5,000	5,422,250	—	—

Pensacola FL Arpt Rev Ser A AMT(12)	6.125%	10/1/2018	AAA		—	—	1,250	1,310,725

Port Seattle WA Spl Fac Rev
Unrefunded Bal Ser C AMT(12)	6.00%	9/1/2029	AAA		—	—	—	—

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(8)	6.125%	1/1/2027	AAA		495	511,815	—	—

St. Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+		—	—	—	—

St. Paul MN Port Auth Ltd Tax
Brownfields Redev 2	5.00%	3/1/2037	AA+		—	—	—	—

Total				5.93%		35,364,047		5,821,132

Water/Sewer
Brazos River Auth TX Wtr Rev
Supply Sys Ser A AMT(12)	5.00%	2/15/2028	AAA		—	—	—	—

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(12)	5.25%	9/1/2021	Aaa		1,025	1,093,398	—	—

Detroit MI Sew Disp Rev
Sr Lien Ser A(8)	5.00%	7/1/2028	AAA		—	—	—	—

Detroit MI Wtr Supply Sys
Sr Lien Ser A~(c)(8)	5.00%	7/1/2034	AAA		—	—	—	—

Detroit MI Wtr Supply Sys
Sr Lien Ser A(12)	5.00%	7/1/2034	AAA		—	—	—	—

El Paso TX Wtr & Swr Rev Ref
Impt Ser A(8)	5.25%	3/1/2027	AAA		—	—	—	—

Gautier MI Util Dist Util Sys Rev(7)	5.125%	3/1/2019	Aaa		425	447,070	—	—

Grand Forks ND Wtr Rev Ser D(12)	5.375%	9/1/2020	Aaa		1,150	1,207,351	—	—

Grand Rapids MI Santn Swr Sys
Rev Ref & Impt Ser A(7)	4.75%	1/1/2028	AAA		—	—	—	—

Grand Rapids MI Wtr Supply(7)	5.00%	1/1/2035	AAA		—	—	—	—

Iowa City IA Swr Rev(8)	5.375%	7/1/2020	Aaa		620	641,024	—	—

KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1		1,180	1,190,349	—	—

Lansing MI Bd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(8)	5.00%	7/1/2022	AAA		—	—	—	—

Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(7)	5.00%	10/1/2032	AAA		—	—	1,000	1,041,360

MI Muni Bd Auth Rev Drinking
Wtr St Revolving Fd	5.00%	10/1/2024	AAA		—	—	—	—

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value
Transportation (continued)
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT	$—	$—	$—	$—	$—	$—	$—	$—	$1,510	$1,561,717

NY New York City Indl Dev Agy Spl Fac
Rev Terminal One Grp Assn Pj AMT	—	—	—	—	750	807,585	—	—	5,500	5,922,290

PA St Tpk Commn Tpk Rev Ser A(2)	—	—	—	—	—	—	—	—	5,000	5,422,250

Pensacola FL Arpt Rev Ser A AMT(12)	—	—	—	—	—	—	—	—	1,250	1,310,725

Port Seattle WA Spl Fac Rev
Unrefunded Bal Ser C AMT(12)	—	—	—	—	—	—	1,085	1,149,655	1,085	1,149,655

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(8)	—	—	—	—	—	—	—	—	495	511,815

St. Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11	—	—	1,000	1,045,990	—	—	—	—	1,000	1,045,990

St. Paul MN Port Auth Ltd Tax
Brownfields Redev 2	—	—	895	946,561	—	—	—	—	895	946,561

Total		2,879,826		1,992,551		3,272,734		3,292,405		52,622,695

Water/Sewer
Brazos River Auth TX Wtr Rev
Supply Sys Ser A AMT(12)	—	—	—	—	1,000	1,032,150	—	—	1,000	1,032,150

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(12)	—	—	—	—	—	—	—	—	1,025	1,093,398

Detroit MI Sew Disp Rev
Sr Lien Ser A(8)	285	297,865	—	—	—	—	—	—	285	297,865

Detroit MI Wtr Supply Sys
Sr Lien Ser A~(c)(8)	10,000	10,535,200	—	—	—	—	—	—	10,000	10,535,200

Detroit MI Wtr Supply Sys
Sr Lien Ser A(12)	1,000	1,044,580	—	—	—	—	—	—	1,000	1,044,580

El Paso TX Wtr & Swr Rev Ref
Impt Ser A(8)	—	—	—	—	1,000	1,052,890	—	—	1,000	1,052,890

Gautier MI Util Dist Util Sys Rev(7)	—	—	—	—	—	—	—	—	425	447,070

Grand Forks ND Wtr Rev Ser D(12)	—	—	—	—	—	—	—	—	1,150	1,207,351

Grand Rapids MI Santn Swr Sys
Rev Ref & Impt Ser A(7)	1,050	1,061,949	—	—	—	—	—	—	1,050	1,061,949

Grand Rapids MI Wtr Supply(7)	1,000	1,058,720	—	—	—	—	—	—	1,000	1,058,720

Iowa City IA Swr Rev(8)	—	—	—	—	—	—	—	—	620	641,024

KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2	—	—	—	—	—	—	—	—	1,180	1,190,349

Lansing MI Bd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(8)	1,865	1,960,693	—	—	—	—	—	—	1,865	1,960,693

Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(7)	—	—	—	—	—	—	—	—	1,000	1,041,360

MI Muni Bd Auth Rev Drinking
Wtr St Revolving Fd	1,000	1,051,380	—	—	—	—	—	—	1,000	1,051,380

See Notes to Financial Statements.

24

				% of Net
				Assets
			Credit	Lord Abbett National Tax-Free	Lord Abbett National Tax-Free Fund		Florida Series
			Rating:	Fund	Principal		Principal
	Interest	Maturity	S&P or	Pro Forma	Amount		Amount
Investments	Rate	Date	Moody’s	Combined	(000)	Value	(000)	Value

Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA		$—	$—	$1,000	$1,054,710

Miami Beach FL Wtr & Swr Rev(2)	0.055	9/1/2027	AAA		—	—	1,000	1,061,310

Midlothian TX Wtr Dist(8)	Zero Coupon	9/1/2022	AAA		2,000	995,420	—	—

Ocala FL Wtr & Swr Rev(7)	5.25%	10/1/2027	Aaa		—	—	800	851,848

OR St Bd Bk Rev OR Econ Cmnty
Dev Dept Ser A(12)	5.50%	1/1/2017	AAA		570	588,667	—	—

Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA		—	—	—	—

Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA		11,980	12,593,136	—	—

Rockingham NC COP(2)	5.00%	4/1/2020	AAA		1,205	1,273,408	—	—

San Antonio TX Wtr Rev Ref Sys(8)	5.00%	5/15/2028	AAA		—	—	—	—

SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa		2,700	2,803,923	—	—

SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa		500	517,440	—	—

UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa		1,000	1,051,210	—	—

WV St Wtr Dev Auth Rev Loan
Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA		1,470	1,581,044	—	—

Total				5.78%		25,983,440		4,009,228
Total Municipal Bonds				108.93%		645,156,730		72,901,695

	Michigan Series		Lord Abbett Minnesota Tax-Free Fund		Lord Abbett Texas Tax-Free Fund		Lord Abbett Washington Tax-Free Fund		Lord Abbett National Tax-Free Fund Pro Forma Combined
	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
Investments	(000)	Value	(000)	Value	(000)	Value	(000)	Value	(000)	Value

Miami Beach FL Wtr & Swr Rev(2)	$—	$—	$—	$—	$—	$—	$—	$—	$1,000	$1,054,710

Miami Beach FL Wtr & Swr Rev(2)	—	—	—	—	—	—	—	—	1,000	1,061,310

Midlothian TX Wtr Dist(8)	—	—	—	—	—	—	—	—	2,000	995,420

Ocala FL Wtr & Swr Rev(7)	—	—	—	—	—	—	—	—	800	851,848

OR St Bd Bk Rev OR Econ Cmnty
Dev Dept Ser A(12)	—	—	—	—	—	—	—	—	570	588,667

Pierce Cnty WA Swr Rev(2)	—	—	—	—	—	—	1,100	1,141,019	1,100	1,141,019

Raleigh NC Comb Entrprse	—	—	—	—	—	—	—	—	11,980	12,593,136

Rockingham NC COP(2)	—	—	—	—	—	—	—	—	1,205	1,273,408

San Antonio TX Wtr Rev Ref Sys(8)	—	—	—	—	1,000	1,037,830	—	—	1,000	1,037,830

SD Conservancy Dist(2)	—	—	—	—	—	—	—	—	2,700	2,803,923

SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)	—	—	—	—	—	—	—	—	500	517,440

UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	—	—	—	—	—	—	—	—	1,000	1,051,210

WV St Wtr Dev Auth Rev Loan
Pg III Ser A AMT(2)	—	—	—	—	—	—	—	—	1,470	1,581,044

Total		17,010,387		—		3,122,870		1,141,019		51,266,944
Total Municipal Bonds		76,215,185		54,525,929		74,676,128		43,407,100		966,882,767

		Shares		Shares
		(000)		(000)

SHORT-TERM INVESTMENTS

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus		955	955,572	1	546

SSgA Tax Free Money Market Fund		6	5,786

Total Money Market Funds	0.11%		961,358		546

	Shares		Shares		Shares		Shares		Shares
	(000)		(000)		(000)		(000)		(000)

SHORT-TERM INVESTMENTS

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus		—		—	3	2,925	3	2,782	962	961,825

SSgA Tax Free Money Market Fund				—					6	5,786

Total Money Market Funds		—		—		2,925		2,782		967,611

					Principal		Principal
					Amount		Amount
					(000)		(000)

Variable Rate Demand Note 0.69%
TX Wtr Dev Bd Rev Var Ref St
Revolving Fd Sub(d)	3.82%	4/2/2007	AAA	0.06%	$—	—	$—

Total Short-Term Investments				0.17%		$961,358		$546

Total Investments in Securities				109.10%		$646,118,088		$72,902,241

Liabilities in Excess of Cash and Other Assets(e)				(9.10)%		(64,489,287)		(5,706,573)

Net Assets 100.00%				100.00%		$581,628,801		$67,195,668

Total Municipal Bonds Cost						$614,693,420		$68,577,813
Total Short-Term Investments Cost						961,358		546
Total Investments in Securities Cost						$615,654,778		$68,578,359

	Principal		Principal		Principal		Principal		Principal
	Amount		Amount		Amount		Amount		Amount
	(000)		(000)		(000)		(000)		(000)

Variable Rate Demand Note 0.69%
TX Wtr Dev Bd Rev Var Ref St
Revolving Fd Sub(d)	$—	—	—	—	$500	500,000	$—	—	$500	500,000

Total Short-Term Investments		$—		$—		$502,925		$2,782		$1,467,611

Total Investments in Securities		$76,215,185		$54,525,929		$75,179,053		$43,409,882		$968,350,378

Liabilities in Excess of Cash and Other Assets(e)		(4,359,229)		(2,559,514)		(2,503,878)		(1,115,022)		(80,733,503)

Net Assets 100.00%		$71,855,956		$51,966,415		$72,675,175		$42,294,860		$887,616,875

Total Municipal Bonds Cost		$72,241,980		$52,880,286		$69,753,335		$40,525,599		$918,672,433
Total Short-Term Investments Cost		—		—		502,925		2,782		1,467,611
Total Investments in Securities Cost		$72,241,980		$52,880,286		$70,256,260		$40,528,381		$920,140,044

See Notes to Financial Statements.

25

Pro Forma Combined

Open futures contracts at March 31, 2007:

						Unrealized
Fund	Type	Expiration	Contracts	Position	Market Value	Appreciation

Lord Abbett National Tax-Free Fund	U.S. 30-Year Treasury Bond	June 2007	417	Short	$(46,391,250)	$312,435
Florida Series	U.S. 30-Year Treasury Bond	June 2007	20	Short	(2,225,000)	14,978
Michigan Series	U.S. 30-Year Treasury Bond	June 2007	66	Short	(7,342,500)	49,706
Lord Abbett Minnesota Tax-Free Fund	U.S. 30-Year Treasury Bond	June 2007	44	Short	(4,895,000)	32,952
Lord Abbett Texas Tax-Free Fund	U.S. 30-Year Treasury Bond	June 2007	17	Short	(1,891,250)	12,870
Lord Abbett Washington Tax-Free Fund	U.S. 30-Year Treasury Bond	June 2007	9	Short	(1,001,250)	6,879

Lord Abbett National Tax-Free Fund
Pro Forma Combined			573		$(63,746,250)	$429,820

See Notes to Financial Statements.

26

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an“escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2007.
TCRS	Transferable Custodial Receipt.
NR	Not Rated.

(a)	This investment has been rated by Fitch IBCA.
(b)	Security purchased on a when-issued basis (See Note 2(d)).
(c)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) to Financial Statements for details of Municipal Bonds Held in Trust.

(d)	The interest rate represents the rate at March 31, 2007. The date represents the next reset date.
(e)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at March 31, 2007.
~	Fair Valued Security (See Note 2(a)).

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	CIFG Guaranty
(4)	Department of Veteran Affairs
(5)	Federal Home Loan Mortgage Corporation
(6)	Federal Housing Administration
(7)	Financial Guaranty Insurance Company
(8)	Financial Security Assurance, Inc.
(9)	Government National Mortgage Association
(10)	Government National Mortgage Association/Federal National Mortgage Association
(11)	Insurance Bond Certificate
(12)	Municipal Bond Investors Assurance Corporation
(13)	Radian Asset Assurance Inc.
(14)	XL Capital Assurance, Inc

Pro Forma Combined Statements of Assets and Liabilities (unaudited)

March 31, 2007

					Lord Abbett				Lord Abbett
					National				National
	Lord Abbett				Tax-Free Fund				Tax-Free Fund	Lord Abbett
	National	Florida	Pro Forma		Pro Forma	Michigan Series	Pro Forma		Pro Forma	Minnesota	Pro Forma
	Tax-Free Fund	Series	Adjustments		Combined		Adjustments		Combined	Tax-Free Fund	Adjustments
ASSETS:
Investments in securities, at cost	$615,654,778	$68,578,359			$684,233,137	$72,241,980			$687,896,758	$52,880,286
Investments in securities, at value	$646,118,088	$72,902,241			$719,020,329	$76,215,185			$722,333,273	$54,525,929
Cash	248,986	21,541			270,527	107,579			356,565	46,917
Deposits with brokers for futures collateral	458,700	22,000			480,700	72,600			531,300	48,400
Receivables:					—				—
Interest	8,756,500	1,298,195			10,054,695	1,208,280			9,964,780	730,645
Investment securities sold	6,750,624	120,640			6,871,264	—			6,750,624	254,314
Capital shares sold	912,475	21,903			934,378	35,055			947,530	30,812
From advisor	112,745	4,808			117,553	—			112,745	—
Variation margin	193,823	34,464			228,287	89,466			283,289	97,038
Prepaid expenses	51,059	18,237			69,296	14,322			65,381	12,624
Total assets	663,603,000	74,444,029	—		738,047,029	77,742,487	—		741,345,487	55,746,679	—
LIABILITIES:
Payables:
Investment securities purchased	15,117,768	1,034,990			16,152,758	—			15,117,768	—
Trust certificates	62,933,570	5,750,000			68,683,570	5,500,000			68,433,570	3,500,000
Capital shares reacquired	414,949	26,048			440,997	23,679			438,628	25,748
Management fees	221,171	26,752			247,923	27,494			248,665	19,452
12b-1 distribution fees	274,785	44,875			319,660	—			274,785	—
Interest expense and fees	779,757	84,435			864,192	55,238			834,995	40,127
Fund administration	20,978	2,534			23,512	2,591			23,569	1,813
Directors’\Trustees’ fees	263,471	33,909			297,380	11,712			275,183	3,634
Distributions payable	1,786,805	196,974			1,983,779	218,357			2,005,162	154,197
Accrued expenses and other liabilities	160,945	47,844			208,789	47,460			208,405	35,293
Total liabilities	81,974,199	7,248,361	—		89,222,560	5,886,531	—		87,860,730	3,780,264	—
NET ASSETS	$581,628,801	$67,195,668	$—		$648,824,469	$71,855,956	$—		$653,484,757	$51,966,415	$—
COMPOSITION OF NET ASSETS:
Paid-in capital	$567,764,379	$69,298,266			637,062,645	$70,465,589			638,229,968	$51,025,146
Distributions in excess of net investment income	(1,772,173)	(177,367)			(1,949,540)	(180,551)			(1,952,724)	(4,966)
Accumulated net realized loss on investments and futures contracts	(14,738,158)	(6,224,174)			(20,962,332)	(2,419,837)			(17,157,995)	(732,361)
Net unrealized appreciation on investments and futures contracts	30,374,753	4,298,943			34,673,696	3,990,755			34,365,508	1,678,596
Net Assets	$581,628,801	$67,195,668	$—		$648,824,469	$71,855,956	$—		$653,484,757	$51,966,415	$—
Net assets by class:
Class A Shares	$509,351,350	$61,066,722			$570,418,072	$71,855,956			$581,207,306	$51,966,415
Class B Shares	$25,860,347	—			$25,860,347	—			$25,860,347	—
Class C Shares	$46,417,104	$6,128,946			$52,546,050	—			$46,417,104	—
Outstanding shares by class*:
Class A Shares	44,292,217	12,931,793	(7,621,643	)(a)	49,602,367	13,692,926	(7,444,582	)(a)	50,540,561	10,048,321	(5,529,502	)(a)
Class B Shares	2,239,875	—	—		2,239,875	—			2,239,875	—
Class C Shares	4,027,573	1,295,982	(763,955	)(a)	4,559,600	—			4,027,573	—
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.50	$4.72			$11.50	$5.25			$11.50	$5.17
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 3.25%)	$11.89	$4.88			$11.89	$5.43			$11.89	$5.34
Class B Shares-Net asset value	$11.55	—			$11.55	—			$11.55	—
Class C Shares-Net asset value	$11.52	$4.73			$11.52	—			$11.52	—

	Lord Abbett				Lord Abbett				Lord Abbett			Lord Abbett
	National				National				National			National
	Tax-Free Fund	Lord Abbett			Tax-Free Fund	Lord Abbett			Tax-Free Fund	Total		Tax-Free Fund
	Pro Forma	Texas	Pro Forma		Pro Forma	Washington	Pro Forma		Pro Forma	Pro Forma		Pro Forma
	Combined	Tax-Free Fund	Adjustments		Combined	Tax-Free Fund	Adjustments		Combined	Adjustments		Combined
ASSETS:
Investments in securities, at cost	$668,535,064	$70,256,260			$685,911,038	$40,528,381			$656,183,159	$—		$920,140,044
Investments in securities, at value	$700,644,017	$75,179,053			$721,297,141	$43,409,882			$689,527,970	$—		$968,350,378
Cash	295,903	113,767			362,753	24,346			273,332	—		563,136
Deposits with brokers for futures collateral	507,100	18,700			477,400	9,900			468,600	—		630,300
Receivables:	—				—				—	—		—
Interest	9,487,145	1,034,804			9,791,304	705,080			9,461,580	—		13,733,504
Investment securities sold	7,004,938	—			6,750,624	—			6,750,624	—		7,125,578
Capital shares sold	943,287	67			912,542	66,646			979,121	—		1,066,958
From advisor	112,745	3,365			116,110	—			112,745	—		120,918
Variation margin	290,861	87,386			281,209	48,553			242,376	—		550,730
Prepaid expenses	63,683	14,767			65,826	8,751			59,810	—		119,760
Total assets	719,349,679	76,451,909	—		740,054,909	44,273,158	—		707,876,158	—		992,261,262
LIABILITIES:
Payables:
Investment securities purchased	15,117,768	2,215,096			17,332,864	—			15,117,768	—		18,367,854
Trust certificates	66,433,570	1,000,000			63,933,570	1,750,000			64,683,570	—		80,433,570
Capital shares reacquired	440,697	140,786			555,735	520			415,469	—		631,730
Management fees	240,623	29,328			250,499	17,067			238,238	—		341,264
12b-1 distribution fees	274,785	67,123			341,908	—			274,785	—		386,783
Interest expense and fees	819,884	15,620			795,377	27,446			807,203	—		1,002,623
Fund administration	22,791	2,878			23,856	1,536			22,514	—		32,330
Directors’\Trustees’ fees	267,105	29,011			292,482	15,026			278,497	—		356,763
Distributions payable	1,941,002	233,935			2,020,740	129,646			1,916,451	—		2,719,914
Accrued expenses and other liabilities	196,238	42,957			203,902	37,057			198,002	—		371,556
Total liabilities	85,754,463	3,776,734	—		85,750,933	1,978,298	—		83,952,497	—		104,644,387
NET ASSETS	$633,595,216	$72,675,175	$—		$654,303,976	$42,294,860	$—		$623,923,661	$—		$887,616,875
COMPOSITION OF NET ASSETS:
Paid-in capital	618,789,525	$71,784,010			639,548,389	$41,808,087			609,572,466	—		$872,145,477
Distributions in excess of net investment income	(1,777,139)	(227,484)			(1,999,657)	101,756			(1,670,417)	—		$(2,260,785)
Accumulated net realized loss on investments and futures contracts	(15,470,519)	(3,798,530)			(18,536,688)	(2,412,365)			(17,150,523)	—		$(30,325,425)
Net unrealized appreciation on investments and futures contracts	32,053,349	4,917,179			35,291,932	2,797,382			33,172,135	—		$48,057,608
Net Assets	$633,595,216	$72,675,175	$—		$654,303,976	$42,294,860	$—		$623,923,661	$—		$887,616,875
Net assets by class:
Class A Shares	$561,317,765	$72,675,175			$582,026,525	$42,294,860			$551,646,210	—		$809,210,478
Class B Shares	$25,860,347	—			$25,860,347	—			$25,860,347	—		$25,860,347
Class C Shares	$46,417,104	—			$46,417,104	—			$46,417,104	—		$52,546,050
Outstanding shares by class*:
Class A Shares	48,811,036	7,276,285	(956,705	)(a)	50,611,797	8,311,840	(4,634,026	)(a)	47,970,031	(26,186,458	)(a)	70,366,924
Class B Shares	2,239,875	—			2,239,875	—			2,239,875	—		2,239,875
Class C Shares	4,027,573	—			4,027,573	—			4,027,573	(763,955	)(a)	4,559,600
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.50	$9.99			$11.50	$5.09			$11.50			$11.50
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 3.25%)	$11.89	$10.33			$11.89	$5.26			$11.89			$11.89
Class B Shares-Net asset value	$11.55	—			$11.55	—			$11.55			$11.55
Class C Shares-Net asset value	$11.52	—			$11.52	—			$11.52			$11.52

*            Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows:  150,000,000 to National, 70,000,000 to each of Minnesota, Texas, and Washington.  The Lord Abbett Municipal Income Trust  has an unlimited number of shares of benefical interest authorized.

(a)     Adjustment reflects additional shares issued in connection with the proposed reorganization.

See Notes to Financial Statements.

Pro Forma Statements of Operations (unaudited)

For the twelve month period ended March 31, 2007

					Lord Abbett				Lord Abbett
					National				National
	Lord Abbett				Tax-Free Fund				Tax-Free Fund	Lord Abbett
	National	Florida	Pro Forma		Pro Forma	Michigan	Pro Forma		Pro Forma	Minnesota	Pro Forma
	Tax-Free Fund	Series	Adjustments		Combined	Series	Adjustments		Combined	Tax-Free Fund	Adjustments
Investment income:
Interest	$30,787,777	$3,836,537			$34,624,314	$3,748,313			$34,536,090	$2,472,211
Dividends	38,885	2,712			41,597	—			38,885	—
Total investment income	30,826,662	3,839,249	—		34,665,911	3,748,313	—		34,574,975	2,472,211	—
Expenses:
Management fees	2,574,217	316,783			2,891,000	327,899			2,902,116	221,895
12b-1 distribution plan-Class A	1,725,210	220,627			1,945,837	—	272,211	(a)	1,997,421	—	196,519	(a)
12b-1 distribution plan-Class B	275,352	—			275,352	—			275,352	—
12b-1 distribution plan-Class C	441,927	62,833			504,760	—			441,927	—
Interest expense and fees	2,087,474	224,580			2,312,054	150,833			2,238,307	84,692
Shareholder servicing	231,905	35,370			267,275	46,664			278,569	26,179
Professional	59,479	35,630	(32,808	)(a)	62,301	33,641	(30,624	)(a)	62,496	34,765	(32,583	)(a)
Reports to shareholders	68,639	8,783	(7,333	)(a)	70,089	9,496	(7,945	)(a)	70,190	4,073	(2,952	)(a)
Fund administration	228,819	28,158			256,977	29,146			257,965	19,724
Custody	42,172	16,968	(16,968	)(a)	42,172	21,623	(21,623	)(a)	42,172	5,040	(5,040	)(a)
Directors’ fees	15,589	1,953			17,542	2,013			17,602	1,299
Registration	63,111	34,782	(29,131	)(a)	68,762	25,255	(19,212	)(a)	69,154	18,928	(14,558	)(a)
Other	10,722	2,107	(836	)(a)	11,993	1,827	(468	)(a)	12,081	1,407	(424	)(a)
Gross expenses	7,824,616	988,574	(87,076	)(a)	8,726,114	648,397	192,339	(a)	8,665,352	418,002	140,962	(a)
Expense reductions (See Note 7)	(28,355)	(4,721)			(33,076)	(4,946)			(33,301)	(6,054)
Expenses assumed by advisor (See Note 3)	(281,391)	(179,215)	64,870	(a)	(395,736)	(18,431)	(103,844	)(a)	(403,666)	—	(88,430	)(a)
Net expenses	7,514,870	804,638	(22,206)		8,297,302	625,020	88,495		8,228,385	411,948	52,532
Net investment income	23,311,792	3,034,611	22,206		26,368,609	3,123,293	(88,495)		26,346,590	2,060,263	(52,532)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	1,192,535	78,838			1,271,373	(321,045)			871,490	(87,841)
Net increase from payment by an affiliate for net loss realized on					—				—
disposal of investments purchased/sold in error (See Note 3)	7,480	465			7,945	424			7,904	1,022
Net change in unrealized depreciation on investments and futures contracts	3,163,417	92,678			3,256,095	639,452			3,802,869	395,925
Net realized and unrealized loss	4,363,432	171,981	—		4,535,413	318,831	—		4,682,263	309,106	—
Net Increase in Net Assets Resulting From Operations	$27,675,224	$3,206,592	$22,206		$30,904,022	$3,442,124	$(88,495)		$31,028,853	$2,369,369	$(52,532)

	Lord Abbett				Lord Abbett				Lord Abbett			Lord Abbett
	National				National				National			National
	Tax-Free Fund	Lord Abbett			Tax-Free Fund	Lord Abbett			Tax-Free Fund	Total		Tax-Free Fund
	Pro Forma	Texas	Pro Forma		Pro Forma	Washington	Pro Forma		Pro Forma	Pro Forma		Pro Forma
	Combined	Tax-Free Fund	Adjustments		Combined	Tax-Free Fund	Adjustments		Combined	Adjustments		Combined
Investment income:
Interest	$33,259,988	$4,120,084			$34,907,861	$2,237,003			$33,024,780	$—		$47,201,925
Dividends	38,885	6,796			45,681	5,856			44,741	—		54,249
Total investment income	33,298,873	4,126,880	—		34,953,542	2,242,859	—		33,069,521	—		47,256,174
Expenses:
Management fees	2,796,112	351,176			2,925,393	198,077			2,772,294	—		3,990,047
12b-1 distribution plan-Class A	1,921,729	271,186			1,996,396	—	161,257	(a)	1,886,467	629,987		2,847,010
12b-1 distribution plan-Class B	275,352	—			275,352	—			275,352	—		275,352
12b-1 distribution plan-Class C	441,927	—			441,927	—			441,927	—		504,760
Interest expense and fees	2,172,166	41,615			2,129,089	71,050			2,158,524	—		2,660,244
Shareholder servicing	258,084	33,538			265,443	25,776			257,681	—		399,432
Professional	61,661	35,894	(32,842	)(a)	62,531	34,721	(32,945	)(a)	61,255	(161,802	)(a)	72,328
Reports to shareholders	69,760	11,738	(10,170	)(a)	70,207	6,513	(5,600	)(a)	69,552	(34,000	)(a)	75,242
Fund administration	248,543	31,216			260,035	17,607			246,426	—		354,670
Custody	42,172	12,724	(12,724	)(a)	42,172	10,109	(10,109	)(a)	42,172	(66,464)		42,172
Directors’ fees	16,888	2,149			17,738	1,231			16,820	—		24,234
Registration	67,481	22,762	(16,650	)(a)	69,223	24,007	(20,450	)(a)	66,668	(100,001	)(a)	88,844
Other	11,705	1,906	(531	)(a)	12,097	1,242	(442	)(a)	11,522	(2,701	)(a)	16,510
Gross expenses	8,383,580	815,904	(72,917	)(a)	8,567,603	390,333	91,711	(a)	8,306,660	265,019	(a)	11,350,845
Expense reductions (See Note 7)	(34,409)	(4,718)			(33,073)	(3,093)			(31,448)	—		(51,887)
Expenses assumed by advisor (See Note 3)	(369,821)	(136,196)	12,527	(a)	(405,060)	—	(71,972	)(a)	(353,363)	(186,849	)(a)	(802,082)
Net expenses	7,979,350	674,990	(60,390)		8,129,470	387,240	19,739		7,921,849	78,170		10,496,876
Net investment income	25,319,523	3,451,890	60,390		26,824,072	1,855,619	(19,739)		25,147,672	(78,170)		36,759,298
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	1,104,694	33,841			1,226,376	111,077			1,303,612	—		1,007,405
Net increase from payment by an affiliate for net loss realized on	—				—				—
disposal of investments purchased/sold in error (See Note 3)	8,502	395			7,875	209			7,689			9,995
Net change in unrealized depreciation on investments and futures contracts	3,559,342	(354,704)			2,808,713	83,335			3,246,752	—		4,020,103
Net realized and unrealized loss	4,672,538	(320,468)	—		4,042,964	194,621	—		4,558,053	—		5,037,503
Net Increase in Net Assets Resulting From Operations	$29,992,061	$3,131,422	$60,390		$30,867,036	$2,050,240	$(19,739)		$29,705,725	$(78,170)		$41,796,801

(a) Increase (decrease) due to the elimination of duplicative expenses achieved by merging the Funds.

See Notes to Financial Statements.

Notes to Pro Forma Combined Financial Statements (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) and Lord Abbett Municipal Income Trust (the “Trust”) are registered under the Investment Company Act of 1940, as amended (the “Act”) as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Statutory Trust on July 22, 2002.

The Company consists of ten separate portfolios (each, a “Fund”) and their respective classes and the Trust consists of six separate portfolios and their respective classes (collectively the “Funds”).  These Pro Forma Combined Financial Statements cover Lord Abbett National Tax-Free Income Fund (the “Acquiring Fund”).  The Acquiring Fund is diversified as defined under the Act.

The investment objective of the Acquiring Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value (“NAV”) for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge (“CDSC”) as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.  As of the date of this report the Acquiring Fund has not issued Class P or Y shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

2.  BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Lord Abbett Florida Series, Lord Abbett Michigan Series, Lord Abbett Minnesota Tax-Free Income Fund, Lord Abbett Texas Tax-Free Income Fund and Lord Abbett Washington Tax-Free Income Fund (the “Acquired Funds”), by Acquiring Fund as if such acquisition had taken place as of March 31, 2007.

Under the terms of the Plan of Reorganization, the combination of the Acquired Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The acquisition would be accomplished by an acquisition of the net assets of the Acquired Funds in exchange for shares of the Acquiring Fund at net asset value (“NAV”).  The Statements of Assets and Liabilities and the related Statements of Operations of the Acquired Funds and the Acquiring Fund have been combined as of and for the twelve months ended March 31, 2007.  Following the acquisition, the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Acquired Funds included in their respective semiannual reports dated March 31, 2007.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Acquired Funds by the Acquiring Fund had taken place as of March 31, 2007.

3.  SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)      Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.  Discounts are accreted and premiums are amortized using the effective interest method.  Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)     Federal Taxes–It is the policy of the Acquiring Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)      Expenses–Expenses incurred by the Company and Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Company and Trust on a pro-rata basis.  Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.  Class A, B, C and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)        Futures Contracts–The Acquiring Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  The Acquiring Fund will record an unrealized gain (loss) based on the amount of variation margin.  When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.  Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.

(g)     When-Issued Municipal Bonds–The Acquiring Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)     Municipal Bonds Held in Trust–The Acquiring Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund.  A Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in the Acquiring Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At March 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$62,933,570	3.68% - 3.74%	$127,805,427
Florida	5,750,000	3.65% - 3.71%	12,209,360
Michigan	5,500,000	3.67% - 3.69%	11,633,040
Minnesota	3,500,000	3.71% - 3.73%	7,321,320
Texas	1,000,000	3.65% - 3.68%	2,130,300
Washington	1,750,000	3.65% - 3.67%	3,786,320
National Pro Forma Combined	$80,433,570	3.65% - 3.74%	$164,885,767

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset values per share.

While the Acquiring Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Acquiring

Fund to borrow money for purposes of making investments. The Acquiring Fund’s management believes that the Acquiring Fund’s restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Acquiring Fund’s investment portfolio.  The management fee is based on the Acquiring Fund’s average daily net assets as follows:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended March 31, 2007, the effective management fee paid to Lord Abbett for the Acquiring Fund was at an annualized rate of .45% of the Acquiring Fund’s average daily net assets:

Lord Abbett provides certain administrative services to the Acquiring Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Acquiring Fund’s average daily net assets.

For the period October 1, 2006 through January 31, 2008, Lord Abbett contractually agreed to reimburse expenses for the Acquiring Fund, to the extent necessary so that each class’ total annual operating expenses (excluding interest expense) do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	0.95%
B	1.60%
C	1.60%
P	1.05%

For the fiscal year ending September 30, 2007, Lord Abbett is voluntarily reimbursing approximately an additional $803,000 of expenses for the Acquiring Fund.  Lord Abbett may stop the voluntary reimbursements at any time.

12b-1 Distribution Plan

The Funds have adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (“Distributor”), an affiliate of Lord Abbett.  The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A(2)		Class B	Class C%(3)	Class P
Service	.25	%(1)	.25%	.25%	.20%
Distribution	.10%		.75%	.75%	.25%

(1)          Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to June 1, 1990 for the Acquiring Fund.

(2)          Effective April 1, 2007, the Rule 12b-1 fee each Fund will pay on Class A shares was reduced from 0.35% of the Fund’s average daily net assets attributable to Class A shares to 0.20%.  Accordingly, as of that date, the amount of asset-based compensation that Distributor may pay to dealers was reduced from 0.25% to 0.15% of Class A shares’ average daily net assets.

(3)          Effective April 1, 2007, the Rule 12b-1 fee each Fund will pay on Class C shares was reduced to a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than  one year and 0.80% of each Fund’s average daily net assets attributable to Class C shares held for one year or  more.  All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.  Accordingly, as of that date,  the amount of asset-based compensation that the distributor may pay to dealers for Class C shares of a Fund was reduced from 0.90% to 0.75% of  average daily net assets attributable to Class C shares for such shares held for one year  or  more.  No such compensation will be paid to dealers before the first anniversary of a Class C share purchase.

Two Directors/Trustees and certain of the Company’s and Trust’s officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

5.  DIRECTORS’/TRUSTEES’ REMUNERATION

The Company’s and Trust’s officers and the two Directors/Trustees who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors’/Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors’/Trustees’ fees on the Pro Forma Combined Statements of Operations and in Directors’/Trustees’ fees payable on the  Pro Forma Combined Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

6.  EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with the Funds’ transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

7.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company (“SSB”) is the Company’s and Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

8.  INVESTMENT RISKS

The Acquiring Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Acquiring Fund, which tends to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce the Acquiring Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”).  The Acquiring Fund may invest up to 35% of its assets in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

The Acquiring Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”).  The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

The Acquiring Fund may invest no more than 20% of its net assets in TOB Residuals.  A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

The Acquiring Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

9.              SUMMARY OF CAPITAL TRANSACTIONS

The pro forma NAV assumes the issuance of shares of the Acquiring Fund as if such shares had been issued at March 31, 2007, in connection with the proposed reorganizations.  The number of shares assumed to be issued is equal to the total NAV of shares of all of the Acquired Funds as of March 31, 2007, divided by the NAV of the shares of the Acquiring Fund as of March 31, 2007.  The pro forma number of shares outstanding for the combined fund consists of the following as of March 31, 2007:

Class A Shares

	Lord Abbett Florida Series	Lord Abbett Michigan Series	Lord Abbett Minnesota Tax-Free Fund	Lord Abbett Texas Tax-Free Fund	Lord Abbett Washington Tax- Free Fund	Lord Abbett National Tax- Free Fund Pro Forma Combined
Pre-Combined Shares	12,931,793	13,692,926	10,048,321	7,276,285	8,311,840	44,292,217
Reorganization Shares	(12,931,793)	(13,692,926)	(10,048,321)	(7,276,285)	(8,311,840)	52,261,165
Pro Forma Adjustment for NAV	—	—	—	—	—	(26,186,458)
Total Shares Outstanding Post-Combined	—	—	—	—	—	70,366,924
Pre-Combined Amount	$61,066,722	$71,855,956	$51,966,415	$72,675,175	$42,294,860	$509,351,350
Reorganization Amount	(61,066,722)	(71,855,956)	(51,966,415)	(72,675,175)	(42,294,860)	299,859,128
Post-Combined Amount	$—	$—	$—	$—	$—	$809,210,478

Class B Shares

Lord Abbett National Tax- Free Fund Pro Forma Combined
Pre-Combined Shares	2,239,875
Reorganization Shares	—
Total Shares Outstanding Post-Combined	2,239,875
Pre-Combined Amount	$25,860,347
Reorganization Amount	—
Post-Combined Amount	$25,860,347

Class C Shares

	Lord Abbett Florida Series	Lord Abbett National Tax- Free Fund Pro Forma Combined
Pre-Combined Shares	1,295,982	4,027,573
Reorganization Shares	(1,295,982)	1,295,982
Pro Forma Adjustment for NAV	—	(763,955)
Total Shares Outstanding Post-Combined	—	4,559,600
Pre-Combined Amount	$6,128,946	$46,417,104
Reorganization Amount	(6,128,946)	6,128,946
Post-Combined Amount	—	$52,546,050

10.  RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48).  FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Acquiring Fund will adopt FIN 48 no later than October 1, 2007.  Management believes there will be no impact to the financial statements as a result of the adoption of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

PART C

OTHER INFORMATION

Item 15.                               Indemnification

Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of the directors and officers.

The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant.  The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted.  The By-Laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940, as amended (the “1940 Act”), as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland Law and Section 17(h) of the 1940 Act, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent.  In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the Investment Company Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.  Also, Registrant will make advances of attorneys’ fees or other  expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of  the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, Registrant maintains a directors’ and officers errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers.  The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16.                                                       Exhibits

(1)                                  Articles of Incorporation, as amended is incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

(2)                                  Amended & Restated By-Laws are incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

(3)                                  Voting Trust Agreement.  Not applicable.

(4)                                  Reorganization Agreement.  (Filed as Exhibit A to Combined Prospectus/Proxy Statement).

(5)                                  Instrument Defining Rights of Security Holders.  Not applicable.

(6)                                  Management Agreement is incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

(7)                                  Distribution Agreement is incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

(8)                                  Bonus or Profit Sharing Contract.  Equity Based Plans for Non-Interested Person, Directors and Trustees of Lord Abbett Municipal Income Fund are incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

(9)                                  Custodian Agreement is incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

(10)                            Rule 18f-3 Plan is incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

Rule 12b-1 Plan is incorporated by reference to Post Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007.

(11)                            Share opinion of Wilmer Cutler Pickering Hale and Dorr LLP.  (To be filed by amendment.)

(12)                            Tax opinion of Wilmer Cutler Pickering Hale and Dorr LLP.  (To be filed by amendment.)

(13)                            Not applicable.

(14)                            Consent of Deloitte & Touche LLP (To be filed by amendment.)

(15)                            Not applicable.

(16)                            Powers of Attorney.  Filed herewith.

(17)                            (a) Proxy card. (Filed as Exhibit A to Combined Prospectus/Proxy Statement).

(b)  The Prospectus of the Florida Tax Free Trust dated May 1, 2007 incorporated by reference filed on April 27, 2007 (Accession Number 0001104659-07-032562).

(c)  The Prospectus of the Michigan Tax Free Trust dated May 1, 2007 incorporated by reference filed on April 27, 2007 (Accession Number 0001104659-07-032562).

(d)  The Prospectus of the Minnesota Tax Free Fund dated May 1, 2007 incorporated by reference filed on April 27, 2007 (Accession Number 0001104659-07-032568)

(e)   The Prospectus of the Texas Tax Free Fund dated May 1, 2007 incorporated by reference filed on April 27, 2007 (Accession Number 0001104659-07-032568).

(f)   The Prospectus of the Washington Tax Free Fund dated May 1, 2007 incorporated by reference filed on April 27, 2007 (Accession Number 0001104659-07-032568).

(g)  The Prospectus of the National Tax Free Fund dated May 1, 2007 incorporated by reference filed on April 27, 2007 (Accession Number 0001104659-07-032568).

(h)  The 2007 Semi-Annual Report of the Lord Abbett Municipal Income Trust and Lord Abbett Municipal Income Fund for the period ending March 31, 2007 incorporated by reference to the Report on Form N-CSRS filed on June 7, 2007 (Accession Number 0001104659-07-046160 for Trust; Accession Number 0001104659-07-046157 for Company).

(i)  The 2006 Annual Report of the Lord Abbett Municipal Income Trust and Lord Abbett Municipal Income Fund for the period ended September 30, 2006 is incorporated by reference to the Report on Form N-CSR filed on December 7, 2006 (Accession Number 0001104659-06-080166 for Trust; Accession Number 0001104659-06-080165 for Company).

(j)  The Amendment to the 2006 Annual Report of the Lord Abbett Municipal Income Trust and Lord Abbett Municipal Income Fund for the period ended September 30, 2006 is incorporated by reference to the Report on Form N-CSR/A filed on January 29, 2007 (Accession Number 0001104659-07-005471 for Trust; Accession Number 0001104659-07-005472 for Company).

Item 17.                                                       Undertakings

(1)                                  The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant in Jersey City, New Jersey, on the 17th day of August, 2007.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/ Christina T. Simmons
By:	Christina T. Simmons
Vice President and Assistant Secretary

/s/ Joan A. Binstock
By:	Joan A. Binstock
Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert S. Dow*	Chairman and Director	August 17, 2007
Robert S. Dow

/s/ Daria L. Foster*	President and Director	August 17, 2007
Daria L. Foster

/s/ E. Thayer Bigelow*	Director	August 17, 2007
E. Thayer Bigelow

/s/ William H. T. Bush*	Director	August 17, 2007
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*	Director	August 17, 2007
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Director	August 17, 2007
Julie A. Hill

/s/ Franklin W. Hobbs*	Director	August 17, 2007
Franklin W. Hobbs

/s/ Thomas J. Neff*	Director	August 17, 2007
Thomas J. Neff

/s/ James L.L. Tullis*	Director	August 17, 2007
James L.L. Tullis

By:	/s/ Christina T. Simmons
Christina T. Simmons
Attorney-in-Fact*